                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170

                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)

                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

TCW GALILEO FUNDS
APRIL 30, 2003

[GRAPHIC]

SEMI-ANNUAL REPORT
U.S. EQUITIES

AGGRESSIVE GROWTH EQUITIES
CONVERTIBLE SECURITIES
DIVERSIFIED VALUE
FOCUSED LARGE CAP VALUE
GROWTH INSIGHTS
INCOME + GROWTH
LARGE CAP GROWTH
LARGE CAP VALUE
OPPORTUNITY
SELECT EQUITIES
SMALL CAP GROWTH
SMALL CAP VALUE
TECHNOLOGY
VALUE OPPORTUNITIES


[TCW GALILEO FUNDS INC. LOGO]
TCW GALILEO FUNDS INC.
THE POWER OF INDEPENDENT THINKING(TM)

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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
TABLE OF CONTENTS                                                 APRIL 30, 2003

Letter to Shareholders............................   1

Performance Summary...............................   2

Schedules of Investments:

  TCW Galileo Aggressive Growth Equities Fund.....   4

  TCW Galileo Convertible Securities Fund.........   7

  TCW Galileo Diversified Value Fund .............  11

  TCW Galileo Focused Large Cap Value Fund........  14

  TCW Galileo Growth Insights Fund................  16

  TCW Galileo Income + Growth Fund ...............  19

  TCW Galileo Large Cap Growth Fund...............  22

  TCW Galileo Large Cap Value Fund................  25

  TCW Galileo Opportunity Fund ...................  28

  TCW Galileo Select Equities Fund................  33

  TCW Galileo Small Cap Growth Fund...............  35

  TCW Galileo Small Cap Value Fund................  39

  TCW Galileo Technology Fund.....................  45

  TCW Galileo Value Opportunities Fund............  47

Statements of Assets and Liabilities..............  50

Statements of Operations..........................  54

Statements of Changes in Net Assets...............  58

Notes to Financial Statements.....................  65

Financial Highlights..............................  79

[LOGO]
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TO OUR SHAREHOLDERS

We are pleased to submit the April 30, 2003 semi-annual reports for the TCW Galileo Funds. The following page lists each Fund's investment performance.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads, or deferred sales charges.

We thank you for your support and look forward to assisting you in reaching your financial goals. Please call our Shareholders Services Department at
(800) FUND-TCW (386-3829) or visit our website at www.tcw.com if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board

May 12, 2003

1
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TCW GALILEO FUNDS, INC.
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U.S. EQUITIES
PERFORMANCE SUMMARY (UNAUDITED)

                                                                        TOTAL RETURN
                                                               ANNUALIZED AS OF APRIL 30, 2003
                                                    -----------------------------------------------------
                                            NAV      1-YEAR     5-YEAR       10-YEAR      SINCE INCEPTION    INCEPTION DATE
                                          --------  --------  ----------    ----------    ---------------    --------------
TCW Galileo Aggressive Growth Equities
  Fund -- I Class                          $ 9.45   (10.51)%    1.01%          N/A           11.76% (1)        11/01/94(4)
TCW Galileo Aggressive Growth Equities
  Fund -- N Class                          $ 9.31   (10.82)%     N/A           N/A           (9.15)%           03/01/99
TCW Galileo Aggressive Growth Equities
  Fund -- K Class                          $ 9.45      N/A       N/A           N/A           21.15% (5)        11/01/02
TCW Galileo Convertible Securities
  Fund -- I Class                          $ 7.67   (10.06)%    1.04%         7.45% (1)       9.43% (1)        01/01/89(4)
TCW Galileo Diversified Value
  Fund -- N Class                          $ 8.39   (17.95)%   (3.04)% (3)     N/A           (0.95)% (3)       01/02/98(4)
TCW Galileo Focused Large Cap Value
  Fund -- N Class                          $ 7.56   (22.73)%     N/A           N/A           (0.60)% (2)       07/20/98(4)
TCW Galileo Growth Insights Fund -- N
  Class                                    $ 5.05   (20.97)%   (4.50)%         N/A           (2.33)% (2)       01/31/98(4)
TCW Galileo Income + Growth Fund -- N
  Class                                    $ 8.29   (13.27)%    4.24% (3)     9.25% (3)       9.55% (3)        09/19/86(4)
TCW Galileo Large Cap Growth Fund -- I
  Class                                    $ 7.32   (10.61)%   (3.01)%         N/A            1.69% (1)        06/19/97(4)
TCW Galileo Large Cap Growth Fund -- N
  Class                                    $ 7.31   (10.53)%     N/A           N/A          (11.07)%           03/01/99
TCW Galileo Large Cap Value Fund -- I
  Class                                    $ 9.90   (18.50)%    0.01%          N/A            2.18% (1)        12/01/97(4)
TCW Galileo Large Cap Value Fund -- N
  Class                                    $ 9.90   (18.99)%     N/A           N/A           (2.42)%           03/01/99
TCW Galileo Large Cap Value Fund -- K
  Class                                    $ 9.90      N/A       N/A           N/A            1.54% (5)        11/01/02
TCW Galileo Opportunity
  Fund -- I Class                          $ 9.04   (22.41)%    3.29% (3)      N/A            8.75% (3)        05/06/94(4)
TCW Galileo Opportunity
  Fund -- N Class                          $ 9.01   (22.60)%    2.93% (3)     9.87% (3)      11.51% (3)        03/01/88(4)
TCW Galileo Opportunity
  Fund -- K Class                          $ 9.04      N/A       N/A           N/A            3.91% (5)        11/01/02
TCW Galileo Select Equities
  Fund -- I Class                          $13.14   (11.69)%    0.69%         9.04% (1)      10.44% (1)        07/01/91(4)
TCW Galileo Select Equities
  Fund -- N Class                          $12.96   (12.01)%     N/A           N/A           (4.85)%           03/01/99
TCW Galileo Select Equities
  Fund -- K Class                          $13.14   (11.75)%     N/A           N/A          (14.86)% (5)       08/06/01
TCW Galileo Small Cap Growth Fund -- I
  Class                                    $10.56   (31.07)%  (10.83)%        5.32% (1)       7.47% (1)        12/01/89(4)
TCW Galileo Small Cap Growth Fund -- N
  Class                                    $10.44   (31.23)%     N/A           N/A          (13.47)%           03/01/99
TCW Galileo Small Cap Growth Fund -- K
  Class                                    $10.56      N/A       N/A           N/A            3.23% (5)        11/01/02
TCW Galileo Small Cap Value Fund -- I
  Class                                    $ 9.41   (33.31)%     N/A           N/A           (1.26)%           06/14/00
TCW Galileo Small Cap Value Fund -- N
  Class                                    $ 9.41   (33.31)%     N/A           N/A          (33.31)%           05/01/02
TCW Galileo Small Cap Value Fund -- K
  Class                                    $ 9.41      N/A       N/A           N/A          (11.62)% (5)       11/01/02
TCW Galileo Technology
  Fund -- N Class                          $ 2.49   (26.11)%     N/A           N/A          (42.75)%           11/01/00
TCW Galileo Value Opportunities
  Fund -- I Class                          $14.60   (22.42)%   10.32%          N/A           13.53% (1)        11/01/96(4)
TCW Galileo Value Opportunities
  Fund -- N Class                          $14.50   (22.67)%     N/A           N/A            2.98%            11/01/00
TCW Galileo Value Opportunities
  Fund -- K Class                          $14.60      N/A       N/A           N/A           11.88% (5)        11/01/02

2
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NOTES TO THE PERFORMANCE SUMMARY:

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.
(2) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SEPARATELY MANAGED ACCOUNT FOR PERIODS BEFORE THE TCW GALILEO FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR SEPARATELY MANAGED ACCOUNT WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECTED TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE SEPARATELY MANAGED ACCOUNT HAD BEEN REGISTERED UNDER THE 1940 ACT, THE SEPARATELY MANAGED ACCOUNT'S PERFORMANCE MAY HAVE BEEN LOWER.
(3) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SG COWEN FUND. THE PREDECESSOR SG COWEN FUND WAS AN INVESTMENT COMPANY REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.
(4)  INCEPTION DATE OF THE PREDECESSOR ENTITY.
(5) PERFORMANCE FOR THE PERIOD FROM NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003.

3
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TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

NUMBER OF
  SHARES    EQUITY SECURITIES                            VALUE
----------  -----------------                         ------------

            COMMON STOCK

            BANKING & FINANCIAL SERVICES (3.1% OF
              NET ASSETS)
     2,400  Chicago Mercantile Exchange Holdings,
              Inc.                                    $    135,696+
    61,100  SEI Investments Co.                          1,608,763
    74,285  T. Rowe Price Group, Inc.                    2,267,178
                                                      ------------
            TOTAL BANKING & FINANCIAL SERVICES           4,011,637
                                                      ------------
            BIOLOGICAL PRODUCTS (7.1%)
   138,600  Gilead Sciences, Inc.                        6,395,004*+
    74,200  MedImmune, Inc.                              2,617,034*
                                                      ------------
            TOTAL BIOLOGICAL PRODUCTS                    9,012,038
                                                      ------------
            COMMERCIAL SERVICES (7.2%)
    81,300  Expedia, Inc.                                4,698,327*+
   114,188  Paychex, Inc.                                3,555,814
    48,900  Robert Half International, Inc.                796,092*
     4,500  Weight Watchers International, Inc.            211,410*
                                                      ------------
            TOTAL COMMERCIAL SERVICES                    9,261,643
                                                      ------------
            COMPUTER SERVICES (10.3%)
   178,000  Applied Micro Circuits Corp.                   797,440*
   142,800  BEA Systems, Inc.                            1,529,388*
   109,700  CheckFree Corp.                              3,024,429*+
   142,300  Network Appliance, Inc.                      1,889,744*+
    50,300  Novellus Systems, Inc.                       1,410,412*+
   181,142  Yahoo!, Inc.                                 4,488,699*
                                                      ------------
            TOTAL COMPUTER SERVICES                     13,140,112
                                                      ------------
            COMPUTER SOFTWARE (4.3%)
   115,600  Agile Software Corp.                           802,264*
   293,888  Siebel Systems, Inc.                         2,548,009*
    21,100  Symantec Corp.                                 927,345*
   121,100  webMethods, Inc.                             1,218,266*
                                                      ------------
            TOTAL COMPUTER SOFTWARE                      5,495,884
                                                      ------------
            ELECTRONICS (15.6%)
    94,734  Altera Corp.                                 1,497,745*
    49,800  Cognex Corp.                                 1,090,122*
    61,716  Intersil Corp.                               1,141,746*
   214,736  Maxim Integrated Products, Inc.              8,436,978
   284,734  XILINX, Inc.                                 7,707,749*
                                                      ------------
            TOTAL ELECTRONICS                           19,874,340
                                                      ------------
            ENTERTAINMENT & LEISURE (0.0%)
       200  Regal Entertainment Group                        3,920
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

4
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                                                                  APRIL 30, 2003

NUMBER OF
  SHARES                                                 VALUE
----------                                            ------------
            HEALTHCARE (2.9%)
    40,700  Express Scripts, Inc.                     $  2,399,672*
    33,000  Genentech, Inc.                              1,253,670*
                                                      ------------
            TOTAL HEALTHCARE                             3,653,342
                                                      ------------
            INSURANCE (0.4%)
    15,200  Cincinnati Financial Corp.                     560,120
                                                      ------------
            MEDIA--BROADCASTING & PUBLISHING (18.2%)
   101,062  Cablevision Systems Corp.                    2,265,810*+
    62,981  Clear Channel Communications, Inc.           2,463,187*
   106,700  Cox Radio, Inc.                              2,433,827*
    59,300  Hispanic Broadcasting Corp.                  1,521,045*
     4,700  Lin TV Corp.                                   112,377*
   300,800  Mediacom Communications Corp.                3,004,992*
   169,752  Univision Communications, Inc.               5,140,091*+
   181,868  Westwood One, Inc.                           6,347,193*
                                                      ------------
            TOTAL MEDIA--BROADCASTING & PUBLISHING      23,288,522
                                                      ------------
            RETAIL (17.1%)
   118,800  Amazon.com, Inc.                             3,405,996*+
   174,050  Bed, Bath & Beyond, Inc.                     6,876,716*
   125,364  eBay, Inc.                                  11,630,018*
                                                      ------------
            TOTAL RETAIL                                21,912,730
                                                      ------------
            TELECOMMUNICATIONS (9.8%)
   179,221  CIENA Corp.                                    872,806*
   233,192  EchoStar Communications Corp.                6,986,432*+
   248,000  Juniper Networks, Inc.                       2,534,560*+
    68,600  Research In Motion, Ltd.                     1,072,219*
   287,500  Sprint Corp. (PCS Group)                     1,006,249*
                                                      ------------
            TOTAL TELECOMMUNICATIONS                    12,472,266
                                                      ------------
            TOTAL COMMON STOCK (COST: $90,995,260)
              (96.0%)                                  122,686,554
                                                      ------------

NUMBER OF
 WARRANTS
----------
            WARRANTS (COST: $92,576) (0.4%)

            COMMERCIAL SERVICES (0.4%)
    12,556  Expedia, Inc., expires 02/04/09                476,123*
                                                      ------------
            TOTAL EQUITY SECURITIES (COST:
              $91,087,836) (96.4%)                     123,162,677
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

5
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TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS                       VALUE
----------  ----------------------                    ------------
$1,431,591  Bank of Montreal, 1.34%, due 05/01/03     $  1,431,591**
 1,383,872  Bank of Nova Scotia, 1.25%, due 05/07/03     1,383,872**
 5,881,455  BlackRock TempCash Fund, 1.24%, due
              05/01/03                                   5,881,455**
 1,729,840  BNP Paribas, 1.25%, due 05/07/03             1,729,840**
 3,459,679  Canadian Imperial Bank of Commerce,
              1.4%, due 11/04/03                         3,459,679**
   345,968  Comerica Bank, 1.31%, due 11/19/03             345,968**
 1,037,904  Den Danske Bank, 1.25%, due 05/07/03         1,037,904**
 4,656,501  Investors Bank & Trust Depository
              Reserve, 1%, due 05/01/03                  4,656,501
   691,936  Merrill Lynch & Co., Inc., 1.48%, due
              11/26/03                                     691,936**
 5,743,067  Merrimac Money Market Fund, 1.23%, due
              05/01/03                                   5,743,067**
 3,459,679  Royal Bank of Canada, 1.23%, due
              05/01/03                                   3,459,679**
 1,037,904  Toronto Dominion Bank, 1.25%, due
              05/07/03                                   1,037,904**
                                                      ------------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $30,859,396) (24.2%)                      30,859,396
                                                      ------------
            TOTAL INVESTMENTS (COST: $121,947,232)
              (120.6%)                                 154,022,073
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-20.6%)                                 (26,288,854)
                                                      ------------
            NET ASSETS (100.0%)                       $127,733,219
                                                      ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
6
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TCW GALILEO CONVERTIBLE SECURITIES FUND
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SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                      VALUE
----------  -----------------------                   ------------

            BANKING (1.3% OF NET ASSETS)
$1,125,000  Bear Stearns Co., Inc., (144A),
              Exchangeable Fifth Third Bancorp,
              0.25%, due 05/12/10                     $  1,116,787*
                                                      ------------
            BANKING & FINANCIAL SERVICES (2.5%)
 2,185,000  E*TRADE Group, Inc., 6.75%,
              due 05/15/08                               2,122,181
                                                      ------------
            BEVERAGES, FOOD & TOBACCO (2.1%)
 2,545,000  General Mills, Inc., (144A), 0%,
              due 10/28/22                               1,803,769*
                                                      ------------
            COMMERCIAL SERVICES (4.5%)
 2,415,000  Ikon Office Solutions, (144A), 5%,
              due 05/01/07                               2,312,362*
 1,470,000  Quest Diagnostics, Inc., 1.75%,
              due 11/30/21                               1,537,987
                                                      ------------
            TOTAL COMMERCIAL SERVICES                    3,850,349
                                                      ------------
            COMMUNICATIONS (0.9%)
   740,000  EchoStar Communications Corp., 5.75%,
              due 05/15/08                                 776,075
                                                      ------------
            COMPUTER SOFTWARE (5.3%)
 1,355,000  Affiliated Computer Services, Inc.,
              3.5%, due 02/15/06                         1,702,219
 1,790,000  First Data Corp., 2%, due 03/01/08           1,998,087
   935,000  Veritas Software Corp., 1.856%,
              due 08/13/06                                 832,150
                                                      ------------
            TOTAL COMPUTER SOFTWARE                      4,532,456
                                                      ------------
            COMPUTERS & INFORMATION (4.4%)
 2,020,000  Micron Technology, Inc., (144A), 2.5%,
              due 02/01/10                               2,060,400*
 1,675,000  Morgan Stanley Dean Witter & Co.,
              Exchangeable Cisco Systems, Inc.,
              0.25%, due 05/15/10                        1,675,000
                                                      ------------
            TOTAL COMPUTERS & INFORMATION                3,735,400
                                                      ------------
            ELECTRONICS (4.8%)
 1,640,000  ASM Lithography Holding N.V., (144A),
              5.75%, due 10/15/06                        1,631,800*+
 1,020,000  GlobeSpan, Inc., 5.25%, due 05/15/06           988,125
   465,000  GlobeSpan, Inc., (144A), 5.25%,
              due 05/15/06                                 450,469*
   855,000  PMC-Sierra, Inc., 3.75%, due 08/15/06          735,300
   350,000  PMC-Sierra, Inc., (144A), 3.75%,
              due 08/15/06                                 301,000*
                                                      ------------
            TOTAL ELECTRONICS                            4,106,694
                                                      ------------
            ENTERTAINMENT & LEISURE (1.4%)
 1,180,000  Morgan Stanley Dean Witter & Co.,
              Exchangeable The Walt Disney Co.,
              0.25%, due 12/30/08                        1,209,500
                                                      ------------
            HEALTHCARE (2.1%)
 3,055,000  Universal Health Services, Inc., 0.426%,
              due 06/23/20                               1,796,340+
                                                      ------------
            HEAVY MACHINERY (1.0%)
   755,000  Briggs & Stratton Corp., 5%,
              due 05/15/06                                 847,487
                                                      ------------
            INDUSTRIAL--DIVERSIFIED (4.2%)
 1,245,000  Tyco International Group SA, (144A),
              2.75%, due 01/15/18                        1,262,119*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            ------------
            INDUSTRIAL--DIVERSIFIED (CONTINUED)
$2,285,000  Tyco International Group SA, (144A),
              3.125%, due 01/15/23                    $  2,335,270*
                                                      ------------
            TOTAL INDUSTRIAL--DIVERSIFIED                3,597,389
                                                      ------------
            INSURANCE (1.2%)
 1,100,000  Swiss RE America Holding, (144A), 3.25%,
              due 11/21/21                               1,023,000*
                                                      ------------
            MEDIA--BROADCASTING & PUBLISHING (2.8%)
 1,545,000  Ciena Corp., 3.75%, due 02/01/08             1,226,344
 1,875,000  Liberty Media Corp., 3.5%, due 01/15/31      1,209,375
                                                      ------------
            TOTAL MEDIA--BROADCASTING & PUBLISHING       2,435,719
                                                      ------------
            MEDICAL SUPPLIES (2.1%)
 2,285,000  Alza Corp., Exchangeable Johnson &
              Johnson, Inc., 0%, due 07/28/20            1,808,349
                                                      ------------
            PHARMACEUTICALS (5.6%)
 1,070,000  Amgen, Inc., 0%, due 03/01/32                  830,587
   895,000  Axcan Pharma, Inc., (144A), 4.25%,
              due 04/15/08                               1,014,706*
   780,000  Charles River Laboratories
              International, Inc., 3.5%,
              due 02/01/22                                 808,275
   750,000  Teva Pharmaceutical Industries, Ltd.,
              0.75%, due 08/15/21                          906,563+
   735,000  Teva Pharmaceutical Industries, Ltd.,
              (144A), 0.375%, due 11/15/22                 893,760*
   270,000  Teva Pharmaceutical Industries, Ltd.,
              (144A), 0.75%, due 08/15/21                  326,363*
                                                      ------------
            TOTAL PHARMACEUTICALS                        4,780,254
                                                      ------------
            RETAIL (2.1%)
 1,190,000  Costco Companies, Inc., 0%,
              due 08/19/17                                 950,513
   680,000  Gap, Inc., 5.75%, due 03/15/09                 890,800
                                                      ------------
            TOTAL RETAIL                                 1,841,313
                                                      ------------
            TELECOMMUNICATIONS (3.5%)
 1,340,000  Juniper Networks, Inc., 4.75%,
              due 03/15/07                               1,212,700
 1,595,000  Telefonos de Mexico, S.A. de C.V.,
              4.25%, due 06/15/04                        1,782,413+
                                                      ------------
            TOTAL TELECOMMUNICATIONS                     2,995,113
                                                      ------------
            TRANSPORTATION (5.1%)
 3,375,000  Carnival Corp., 0%, due 10/24/21             2,050,313
 2,235,000  United Parcel Service, Inc., 1.75%,
              due 09/27/07                               2,296,463
                                                      ------------
            TOTAL TRANSPORTATION                         4,346,776
                                                      ------------
            TOTAL FIXED INCOME SECURITIES (COST:
              $46,609,437) (56.9%)                      48,724,951
                                                      ------------

NUMBER OF
  SHARES    CONVERTIBLE PREFERRED STOCK
----------  ---------------------------
            AEROSPACE/DEFENSE (2.0%)
    32,350  Raytheon, Inc., Class B, $4.125              1,740,430+
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NUMBER OF
  SHARES                                                 VALUE
----------                                            ------------
            AUTOMOTIVE (3.4%)
    67,400  Ford Motor Co. Capital Trust II, $3.25    $  2,948,750
                                                      ------------
            BANKING & FINANCIAL SERVICES (4.5%)
    10,700  Household International, Inc.,
              Exchangeable HSBC Holdings PLC, $2.219       345,075
    10,200  State Street Corp., $5.50                    1,949,730**
    27,900  Washington Mutual, Inc., $2.688              1,586,812+
                                                      ------------
            TOTAL BANKING & FINANCIAL SERVICES           3,881,617
                                                      ------------
            COMMERCIAL SERVICES (2.5%)
    56,400  Cendant Corp., $3.875                        2,151,660+
                                                      ------------
            COMMUNICATIONS (2.7%)
    46,000  Titan Capital Trust, $2.875                  2,314,260
                                                      ------------
            COMPUTER SERVICES (4.3%)
    29,550  CenterPoint Energy, Inc., Exchangeable
              AOL Time Warner, Inc., $1.165                819,421
   102,190  Goldman Sachs Group, Inc., Exchangeable
              AOL Time Warner, Inc., $0.916              1,400,003**
    18,550  Tribune Co., $2.00                           1,442,262
                                                      ------------
            TOTAL COMPUTER SERVICES                      3,661,686
                                                      ------------
            COMPUTER SOFTWARE (2.2%)
    95,900  Electronic Data Systems Corp., $3.813        1,894,025+
                                                      ------------
            ELECTRIC UTILITIES (2.2%)
    70,250  Sempra Energy, $2.125                        1,835,281
                                                      ------------
            HEALTHCARE (1.5%)
    12,300  Express Scripts, Inc., $4.83                 1,265,362
                                                      ------------
            INSURANCE (6.3%)
    50,450  Chubb Corp., $1.75                           1,215,845
    21,900  Phoenix Companies, Inc., Exchangeable
              Hilb, Rogal and Hamilton Co., $2.667         807,563**
    16,700  QBE Insurance Group, Ltd., (144A), $4.00     1,077,150***
    17,700  The St. Paul Companies, Inc., $1.125         1,164,837
    45,750  Travelers Property Casualty Corp., Class
              A, $0.281                                  1,120,875
                                                      ------------
            TOTAL INSURANCE                              5,386,270
                                                      ------------
            MEDIA--BROADCASTING & PUBLISHING (7.3%)
    44,700  Equity Securities Trust, Exchangeable
              Cablevision Systems Corp. $1.406           1,128,675
    36,000  Equity Securities Trust, Exchangeable
              Cablevision Systems Corp., $2.343            882,000
    63,250  Goldman Sachs Group, Inc., Exchangeable
              Clear Channel Communications, Inc.,
              $3.096                                     2,381,363**
     1,300  Radio One, Inc., $65.00                      1,396,200
       435  Radio One, Inc., (144A), $65.00                467,190***
                                                      ------------
            TOTAL MEDIA--BROADCASTING & PUBLISHING       6,255,428
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
  SHARES                                                 VALUE
----------                                            ------------
            OIL & GAS (0.9%)
    16,300  Unocal Corp. $3.125                       $    796,663
                                                      ------------
            PAPER & FOREST PRODUCTS (1.0%)
    21,050  Boise Cascade Corp., $3.75                     836,738
                                                      ------------
            TELECOMMUNICATIONS (2.2%)
    39,700  Alltel Corp., $3.875                         1,917,510
                                                      ------------
            TOTAL CONVERTIBLE PREFERRED STOCK (COST:
              $33,663,149) (43.0%)                      36,885,680
                                                      ------------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$  740,469  Bank of Montreal, 1.34%, due 05/01/03          740,469***
   715,787  Bank of Nova Scotia, 1.25%,
              due 05/07/03                                 715,787***
 3,042,093  BlackRock TempCash Fund, 1.24%,
              due 05/01/03                               3,042,093***
   894,733  BNP Paribas, 1.25%, due 05/07/03               894,733***
 1,789,467  Canadian Imperial Bank of Commerce,
              1.4%, due 11/04/03                         1,789,467***
   178,947  Comerica Bank, 1.31%, due 11/19/03             178,947***
   536,840  Den Danske Bank, 1.25%, due 05/07/03           536,840***
 1,945,842  Investors Bank & Trust Depository
              Reserve, 1%, due 05/01/03                  1,945,842
   357,893  Merrill Lynch & Co., Inc., 1.48%,
              due 11/26/03                                 357,893***
 2,970,514  Merrimac Money Market Fund, 1.23%,
              due 05/01/03                               2,970,514***
 1,789,467  Royal Bank of Canada, 1.23%,
              due 05/01/03                               1,789,467***
   536,840  Toronto Dominion Bank, 1.25%,
              due 05/07/03                                 536,840***
                                                      ------------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $15,498,892) (18.1%)                      15,498,892
                                                      ------------
            TOTAL INVESTMENTS (COST: $95,771,478)
              (118.0%)                                 101,109,523
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-18.0%)                                 (15,404,825)
                                                      ------------
            NET ASSETS (100.0%)                       $ 85,704,698
                                                      ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO $18,076,145 OR 21.1% OF NET ASSETS.
 **  NON-INCOME PRODUCING.
***  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
10

TCW GALILEO DIVERSIFIED VALUE FUND
                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

NUMBER OF
 SHARES    COMMON STOCK                                VALUE
---------  ------------                              ----------

           AEROSPACE/DEFENSE (6.5% OF NET ASSETS)
   3,800   Boeing Co.                                $  103,664
   2,400   Textron, Inc.                                 70,776
   3,150   United Technologies Corp.                    194,701
                                                     ----------
           TOTAL AEROSPACE/DEFENSE                      369,141
                                                     ----------
           AUTOMOTIVE (1.5%)
   2,350   General Motors Corp.                          84,717
                                                     ----------
           BANKING & FINANCIAL SERVICES (13.8%)
   6,850   American Express Co.                         259,341
   4,100   Bank One Corp.                               147,805
   1,620   Federal National Mortgage Association        117,272
   5,650   J.P. Morgan Chase & Co., Inc.                165,827
   2,250   Merrill Lynch & Company, Inc.                 92,362
                                                     ----------
           TOTAL BANKING & FINANCIAL SERVICES           782,607
                                                     ----------
           CHEMICALS (2.7%)
   2,450   Potash Corp. of Saskatchewan, Inc.           150,797
                                                     ----------
           COMPUTER SERVICES (7.5%)
   4,550   AOL Time Warner, Inc.                         62,244*
   4,150   Apple Computer, Inc.                          58,930*
   9,300   Computer Associates International, Inc.      151,032
   9,607   Hewlett-Packard Co.                          156,594
                                                     ----------
           TOTAL COMPUTER SERVICES                      428,800
                                                     ----------
           COSMETICS & HOUSEHOLD PRODUCTS (3.1%)
   5,750   Gillette Co.                                 175,088
                                                     ----------
           ELECTRIC UTILITIES (1.4%)
   2,400   Cinergy Corp.                                 81,936
                                                     ----------
           ELECTRONICS (4.0%)
   8,200   Agilent Technologies, Inc.                   131,364*
   8,100   Teradyne, Inc.                                93,960*
                                                     ----------
           TOTAL ELECTRONICS                            225,324
                                                     ----------
           ENERGY & OIL SERVICES (3.3%)
   5,200   Halliburton Co.                              111,332
   4,100   Transocean, Inc.                              78,105
                                                     ----------
           TOTAL ENERGY & OIL SERVICES                  189,437
                                                     ----------
           ENTERTAINMENT & LEISURE (5.2%)
   7,350   Mattel, Inc.                                 159,789
   7,150   The Walt Disney Co.                          133,419
                                                     ----------
           TOTAL ENTERTAINMENT & LEISURE                293,208
                                                     ----------
           INSURANCE (7.9%)
   3,500   Allstate Corp.                               132,265

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
11

TCW GALILEO DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
           INSURANCE (CONTINUED)
   3,300   American International Group, Inc.        $  191,235
   2,400   Chubb Corp.                                  126,936
                                                     ----------
           TOTAL INSURANCE                              450,436
                                                     ----------
           MACHINERY (2.0%)
   2,550   Deere & Co.                                  112,277
                                                     ----------
           MEDIA--BROADCASTING & PUBLISHING (3.5%)
  11,600   Readers Digest Association, Inc.             139,200
   2,100   Scholastic Corp.                              59,661*
                                                     ----------
           TOTAL MEDIA--BROADCASTING & PUBLISHING       198,861
                                                     ----------
           MEDICAL SUPPLIES (5.5%)
   4,900   Bausch & Lomb, Inc.                          172,284
   4,000   Becton Dickinson & Co.                       141,600
                                                     ----------
           TOTAL MEDICAL SUPPLIES                       313,884
                                                     ----------
           METALS (2.6%)
   4,700   Phelps Dodge Corp.                           146,593*
                                                     ----------
           OIL & GAS (3.2%)
   3,622   ConocoPhillips                               182,187
                                                     ----------
           PAPER & FOREST PRODUCTS (2.6%)
   2,950   Kimberly-Clark Corp.                         146,822
                                                     ----------
           PHARMACEUTICALS (3.3%)
   4,250   Wyeth                                        185,003
                                                     ----------
           RETAIL (6.2%)
   4,300   J.C. Penney Co., Inc.                         73,358
   5,400   Sears Roebuck & Co.                          153,036
  12,050   Toys 'R' Us, Inc.                            123,513*
                                                     ----------
           TOTAL RETAIL                                 349,907
                                                     ----------
           TELECOMMUNICATIONS (5.0%)
  26,042   AT&T Wireless Services, Inc.                 168,231*
  14,600   Motorola, Inc.                               115,486
                                                     ----------
           TOTAL TELECOMMUNICATIONS                     283,717
                                                     ----------
           TRANSPORTATION (5.9%)
   6,100   CNF, Inc.                                    185,074
   4,700   CSX Corp.                                    150,306
                                                     ----------
           TOTAL TRANSPORTATION                         335,380
                                                     ----------
           UTILITIES (1.0%)
   2,200   American Electric Power Company, Inc.         58,036
                                                     ----------
           TOTAL COMMON STOCK (COST: $5,845,066)
             (97.7%)                                  5,544,158
                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS (COST: $174,561) (3.1%)    VALUE
---------  ----------------------------------------------  ----------
$174,561   Investors Bank & Trust Depository Reserve, 1%,
             due 05/01/03                                  $  174,561
                                                           ----------
           TOTAL INVESTMENTS (COST: $6,019,627) (100.8%)    5,718,719
           LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)      (44,870)
                                                           ----------
           NET ASSETS (100.0%)                             $5,673,849
                                                           ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
13

TCW GALILEO FOCUSED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

NUMBER OF
 SHARES    COMMON STOCK                               VALUE
---------  ------------                              --------

           AEROSPACE/DEFENSE (4.4% OF NET ASSETS)
     510   General Dynamics Corp.                    $ 31,656
     120   Textron, Inc.                                3,539
                                                     --------
           TOTAL AEROSPACE/DEFENSE                     35,195
                                                     --------
           AUTOMOTIVE (5.0%)
     160   ITT Industries, Inc.                         9,328
     765   Lear Corp.                                  30,401*
                                                     --------
           TOTAL AUTOMOTIVE                            39,729
                                                     --------
           BANKING & FINANCIAL SERVICES (8.9%)
     395   Goldman Sachs Group, Inc.                   29,980
     525   Morgan Stanley                              23,494
     345   Wells Fargo & Co.                           16,650
                                                     --------
           TOTAL BANKING & FINANCIAL SERVICES          70,124
                                                     --------
           BEVERAGES, FOOD & TOBACCO (2.1%)
     860   Coca-Cola Enterprises, Inc.                 16,761
                                                     --------
           CHEMICALS (4.3%)
     655   Air Products & Chemicals, Inc.              28,211
     100   Praxair, Inc.                                5,808
                                                     --------
           TOTAL CHEMICALS                             34,019
                                                     --------
           COMPUTER SERVICES (2.7%)
     765   Novellus Systems, Inc.                      21,451*
                                                     --------
           COMPUTER SOFTWARE (3.0%)
   2,695   Siebel Systems, Inc.                        23,366*
                                                     --------
           ELECTRICAL EQUIPMENT (2.3%)
   1,265   Applied Materials, Inc.                     18,469*
                                                     --------
           ELECTRONICS (8.0%)
   1,920   Intel Corp.                                 35,328
   1,495   Texas Instruments, Inc.                     27,642
                                                     --------
           TOTAL ELECTRONICS                           62,970
                                                     --------
           ENERGY & OIL SERVICES (7.5%)
     565   Exxon Mobil Corp.                           19,888
     730   Schlumberger, Ltd.                          30,609
     482   Transocean, Inc.                             9,182
                                                     --------
           TOTAL ENERGY & OIL SERVICES                 59,679
                                                     --------
           INDUSTRIAL--DIVERSIFIED (5.1%)
     110   Danaher Corp.                                7,588
   2,075   Tyco International, Ltd.                    32,370
                                                     --------
           TOTAL INDUSTRIAL--DIVERSIFIED               39,958
                                                     --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NUMBER OF
 SHARES                                               VALUE
---------                                            --------
           INSURANCE (6.0%)
     495   AFLAC, Inc.                               $ 16,191
     660   Marsh & McLennan Companies, Inc.            31,469
                                                     --------
           TOTAL INSURANCE                             47,660
                                                     --------
           METALS (2.1%)
     735   Alcoa, Inc.                                 16,854
                                                     --------
           OIL & GAS (10.1%)
     565   ChevronTexaco Corp.                         35,488
   1,245   Global Santa Fe Corp.                       26,344
     495   Sunoco, Inc.                                18,419
                                                     --------
           TOTAL OIL & GAS                             80,251
                                                     --------
           RETAIL (10.9%)
     345   Costco Wholesale Corp.                      11,947*
     700   Staples, Inc.                               13,328*
   2,600   The Gap, Inc.                               43,238
   1,745   Toys 'R' Us, Inc.                           17,886*
                                                     --------
           TOTAL RETAIL                                86,399
                                                     --------
           TELECOMMUNICATIONS (3.8%)
   3,785   Motorola, Inc.                              29,939
                                                     --------
           TRANSPORTATION (13.1%)
   1,115   Norfolk Southern Corp.                      23,649
   1,350   Southwest Airlines, Inc.                    21,546
     985   Union Pacific Corp.                         58,628
                                                     --------
           TOTAL TRANSPORTATION                       103,823
                                                     --------
           TOTAL COMMON STOCK (COST: $834,860)
             (99.3%)                                  786,647
                                                     --------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS (COST: $14,906) (1.9%)
---------  ---------------------------------------------
 $14,906   Investors Bank & Trust Depository Reserve,
             1%,
             due 05/01/03                                   14,906
                                                          --------
           TOTAL INVESTMENTS (COST: $849,766) (101.2%)     801,553
           LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)    (9,131)
                                                          --------
           NET ASSETS (100.0%)                            $792,422
                                                          ========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
15

TCW GALILEO GROWTH INSIGHTS FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

NUMBER OF
 SHARES    COMMON STOCK                                VALUE
---------  ------------                              ----------

           APPAREL RETAILERS (2.2% OF NET ASSETS)
   1,250   Chico's FAS, Inc.                         $   30,425*
                                                     ----------
           AUTOMOTIVE (3.3%)
   1,050   Harley-Davidson, Inc.                         46,662
                                                     ----------
           BANKING & FINANCIAL SERVICES (4.0%)
     600   Goldman Sachs Group, Inc.                     45,540
   1,300   Schwab (Charles) Corp.                        11,219
                                                     ----------
           TOTAL BANKING & FINANCIAL SERVICES            56,759
                                                     ----------
           BEVERAGES, FOOD & TOBACCO (2.5%)
     800   American Italian Pasta Co.                    35,280*
                                                     ----------
           BIOLOGICAL PRODUCTS (3.9%)
     650   Amgen, Inc.                                   39,851*
     400   MedImmune, Inc.                               14,108*
                                                     ----------
           TOTAL BIOLOGICAL PRODUCTS                     53,959
                                                     ----------
           COMMERCIAL SERVICES (4.8%)
   1,500   Paychex, Inc.                                 46,710
     950   Resources Connection, Inc.                    20,710*
                                                     ----------
           TOTAL COMMERCIAL SERVICES                     67,420
                                                     ----------
           COMMUNICATIONS (0.9%)
     600   UTStarcom, Inc.                               13,063*
                                                     ----------
           COMPUTER SERVICES (11.0%)
   2,050   Cisco Systems, Inc.                           30,832*
     950   Dell Computer Corp.                           27,464*
     600   International Business Machines Corp.         50,940
   1,200   Network Appliance, Inc.                       15,936*
   2,350   VeriSign, Inc.                                29,187*
                                                     ----------
           TOTAL COMPUTER SERVICES                      154,359
                                                     ----------
           COMPUTER SOFTWARE (9.3%)
     450   Adobe Systems, Inc.                           15,552
   2,750   Microsoft Corp.                               70,317
   2,550   Siebel Systems, Inc.                          22,108*
     500   Symantec Corp.                                21,975*
                                                     ----------
           TOTAL COMPUTER SOFTWARE                      129,952
                                                     ----------
           ELECTRICAL EQUIPMENT (1.7%)
   1,650   Applied Materials, Inc.                       24,090*
                                                     ----------
           ELECTRONICS (10.8%)
     600   Intel Corp.                                   11,040
   1,150   Intersil Corp.                                21,275*
     650   Marvell Technology Group, Ltd.                15,001*
     800   Maxim Integrated Products, Inc.               31,432
     575   Microchip Technology, Inc.                    11,954

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
           ELECTRONICS (CONTINUED)
   1,900   Semtech Corp.                             $   30,210*
   1,150   XILINX, Inc.                                  31,131*
                                                     ----------
           TOTAL ELECTRONICS                            152,043
                                                     ----------
           ENTERTAINMENT & LEISURE (1.4%)
     850   Shuffle Master, Inc.                          19,465*
                                                     ----------
           HEALTHCARE (3.5%)
   1,300   Affymetrix, Inc.                              24,115*
     650   Genentech, Inc.                               24,694*
                                                     ----------
           TOTAL HEALTHCARE                              48,809
                                                     ----------
           INDUSTRIAL--DIVERSIFIED (1.0%)
     200   Danaher Corp.                                 13,796
                                                     ----------
           INSURANCE (8.3%)
   1,600   Cincinnati Financial Corp.                    58,960
     850   Progressive Corp.                             57,800
                                                     ----------
           TOTAL INSURANCE                              116,760
                                                     ----------
           PHARMACEUTICALS (3.9%)
     850   Lilly (Eli) & Co.                             54,247
                                                     ----------
           RETAIL (12.8%)
   1,550   Amazon.com, Inc.                              44,439*
     250   eBay, Inc.                                    23,193*
     700   Kohl's Corp.                                  39,760*
   2,350   Walgreen Co.                                  72,521
                                                     ----------
           TOTAL RETAIL                                 179,913
                                                     ----------
           RETAILERS (1.9%)
   1,900   J. Jill Group, Inc.                           27,265*
                                                     ----------
           TELECOMMUNICATIONS (8.1%)
   1,550   Juniper Networks, Inc.                        15,841*
   2,100   Motorola, Inc.                                16,611
     500   Qualcomm, Inc.                                15,945
   1,500   Viacom, Inc., Class B                         65,115*
                                                     ----------
           TOTAL TELECOMMUNICATIONS                     113,512
                                                     ----------
           TRANSPORTATION (3.2%)
   2,850   Southwest Airlines, Inc.                      45,486
                                                     ----------
           TOTAL COMMON STOCK (COST: $1,328,477)
             (98.5%)                                  1,383,265
                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO GROWTH INSIGHTS FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS (COST: $63,227) (4.5%)    VALUE
---------  ---------------------------------------------  ----------
 $63,227   Investors Bank & Trust Depository Reserve,
             1%, due 05/01/03                             $   63,227
                                                          ----------
           TOTAL INVESTMENTS (COST: $1,391,704) (103.0%)   1,446,492
           LIABILITIES IN EXCESS OF OTHER ASSETS (-3.0%)     (42,483)
                                                          ----------
           NET ASSETS (100.0%)                            $1,404,009
                                                          ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

TCW GALILEO INCOME + GROWTH FUND
                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

NUMBER OF
 SHARES    EQUITY SECURITIES                            VALUE
---------  -----------------                         -----------

           COMMON STOCK

           AEROSPACE/DEFENSE (5.0% OF NET ASSETS)
  19,200   Boeing Co.                                $   523,776
   2,600   Northrop Grumman Corp.                        228,670
  20,600   Textron, Inc.                                 607,494
                                                     -----------
           TOTAL AEROSPACE/DEFENSE                     1,359,940
                                                     -----------
           AUTOMOTIVE (1.0%)
   7,600   General Motors Corp.                          273,980+
                                                     -----------
           BANKING & FINANCIAL SERVICES (11.3%)
  18,100   Citigroup, Inc.                               710,425
  25,900   Crescent Real Estate Equities Co.             367,262
  22,300   FleetBoston Financial Corp.                   591,396
  32,200   J.P. Morgan Chase & Co., Inc.                 945,070
  10,900   Merrill Lynch & Company, Inc.                 447,445
                                                     -----------
           TOTAL BANKING & FINANCIAL SERVICES          3,061,598
                                                     -----------
           BEVERAGES, FOOD & TOBACCO (2.7%)
  43,000   Sara Lee Corp.                                721,540
                                                     -----------
           CHEMICALS (9.7%)
  24,000   Air Products & Chemicals, Inc.              1,033,680
  22,200   Eastman Chemical Co.                          677,766
  15,000   Potash Corp. of Saskatchewan, Inc.            923,250
                                                     -----------
           TOTAL CHEMICALS                             2,634,696
                                                     -----------
           COMPUTER SERVICES (2.7%)
  45,300   Hewlett-Packard Co.                           738,390
                                                     -----------
           COSMETICS & HOUSEHOLD PRODUCTS (3.3%)
  29,800   Gillette Co.                                  907,410
                                                     -----------
           ELECTRIC UTILITIES (4.6%)
  26,000   Cinergy Corp.                                 887,640
  11,359   SCANA Corp.                                   360,535+
                                                     -----------
           TOTAL ELECTRIC UTILITIES                    1,248,175
                                                     -----------
           ENERGY & OIL SERVICES (6.4%)
  18,400   Baker Hughes, Inc.                            515,200
  24,900   Halliburton Co.                               533,109
  16,500   Schlumberger, Ltd.                            691,845
                                                     -----------
           TOTAL ENERGY & OIL SERVICES                 1,740,154
                                                     -----------
           ENTERTAINMENT & LEISURE (2.3%)
  34,100   The Walt Disney Co.                           636,306
                                                     -----------
           FOODS, HOTELS & RESTAURANTS (0.9%)
  12,000   Albertson's, Inc.                             238,320+
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           INSURANCE (18.7%)
  11,600   Allstate Corp.                            $   438,364
  12,500   Aon Corp.                                     277,000
  15,000   Chubb Corp.                                   793,350
   9,000   Hartford Financial Services Group             366,840
  26,000   Safeco Corp.                                1,001,260
  28,000   The St. Paul Companies, Inc.                  961,520+
  32,000   Torchmark Corp.                             1,240,000
                                                     -----------
           TOTAL INSURANCE                             5,078,334
                                                     -----------
           MACHINERY (2.1%)
  13,200   Deere & Co.                                   581,196
                                                     -----------
           MEDICAL SUPPLIES (3.0%)
  22,800   Bausch & Lomb, Inc.                           801,648
                                                     -----------
           METALS (1.5%)
  42,400   Placer Dome, Inc.                             419,336+
                                                     -----------
           OIL & GAS (3.2%)
  17,100   ConocoPhillips                                860,130
                                                     -----------
           PAPER & FOREST PRODUCTS (2.6%)
  14,100   Kimberly-Clark Corp.                          701,757
                                                     -----------
           PHARMACEUTICALS (3.0%)
  18,700   Wyeth                                         814,011
                                                     -----------
           RETAIL (5.3%)
  31,700   J.C. Penney Co., Inc.                         540,802+
  31,700   Sears Roebuck & Co.                           898,378+
                                                     -----------
           TOTAL RETAIL                                1,439,180
                                                     -----------
           TRANSPORTATION (3.4%)
  30,500   CNF, Inc.                                     925,370
                                                     -----------
           UTILITIES (3.9%)
  40,000   American Electric Power Company, Inc.       1,055,200
                                                     -----------
           TOTAL COMMON STOCK (COST: $23,440,063)
             (96.6%)                                  26,236,671
                                                     -----------

           CONVERTIBLE PREFERRED STOCK (COST:
             $567,821) (1.9%)

           TELECOMMUNICATIONS (1.9%)
  11,200   Alltel Corp., $3.875                          524,832
                                                     -----------
           TOTAL EQUITY SECURITIES (COST:
             $24,007,884) (98.5%)                     26,761,503
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS                      VALUE
---------  ----------------------                    -----------
$192,380   Bank of Montreal, 1.34%, due 05/01/03     $   192,380*
 185,967   Bank of Nova Scotia, 1.25%,
             due 05/07/03                                185,967*
 790,360   BlackRock TempCash Fund, 1.24%,
             due 05/01/03                                790,360*
 232,459   BNP Paribas, 1.25%, due 05/07/03              232,459*
 464,917   Canadian Imperial Bank of Commerce,
             1.4%, due 11/04/03                          464,917*
  46,492   Comerica Bank, 1.31%, due 11/19/03             46,492*
 139,475   Den Danske Bank, 1.25%, due 05/07/03          139,475*
 372,291   Investors Bank & Trust Depository
             Reserve, 1%, due 05/01/03                   372,291
  92,983   Merrill Lynch & Co., Inc., 1.48%,
             due 11/26/03                                 92,983*
 771,763   Merrimac Money Market Fund, 1.23%,
             due 05/01/03                                771,763*
 464,917   Royal Bank of Canada, 1.23%,
             due 05/01/03                                464,917*
 139,475   Toronto Dominion Bank, 1.25%,
             due 05/07/03                                139,475*
                                                     -----------
           TOTAL SHORT-TERM INVESTMENTS (COST:
             $3,893,479) (14.4%)                       3,893,479
                                                     -----------
           TOTAL INVESTMENTS (COST: $27,901,363)
             (112.9%)                                 30,654,982
           LIABILITIES IN EXCESS OF OTHER ASSETS
             (-12.9%)                                 (3,503,555)
                                                     -----------
           NET ASSETS (100.0%)                       $27,151,427
                                                     ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  * REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3). + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
21

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

NUMBER OF
 SHARES    COMMON STOCK                                VALUE
---------  ------------                              ----------

           BANKING & FINANCIAL SERVICES (2.5% OF
             NET ASSETS)
     500   Federal National Mortgage Association     $   36,195
   8,000   Schwab (Charles) Corp.                        69,040
   2,150   T. Rowe Price Group, Inc.                     65,618+
                                                     ----------
           TOTAL BANKING & FINANCIAL SERVICES           170,853
                                                     ----------
           BEVERAGES, FOOD & TOBACCO (2.7%)
   1,950   Anheuser-Busch Companies, Inc.                97,266
   2,750   Kellogg Co.                                   90,035
                                                     ----------
           TOTAL BEVERAGES, FOOD & TOBACCO              187,301
                                                     ----------
           BIOLOGICAL PRODUCTS (4.1%)
   2,350   Amgen, Inc.                                  144,078*
     900   Gilead Sciences, Inc.                         41,526*+
   2,750   MedImmune, Inc.                               96,992*+
                                                     ----------
           TOTAL BIOLOGICAL PRODUCTS                    282,596
                                                     ----------
           COMMERCIAL SERVICES (2.3%)
   5,150   Paychex, Inc.                                160,371
                                                     ----------
           COMPUTER SERVICES (8.6%)
  20,200   Cisco Systems, Inc.                          303,808*
   5,000   Dell Computer Corp.                          144,550*
     400   International Business Machines Corp.         33,960
   4,600   Yahoo!, Inc.                                 113,988*
                                                     ----------
           TOTAL COMPUTER SERVICES                      596,306
                                                     ----------
           COMPUTER SOFTWARE (8.0%)
  16,200   Microsoft Corp.                              414,234
   7,850   Siebel Systems, Inc.                          68,059*
   3,400   Veritas Software Corp.                        74,834*
                                                     ----------
           TOTAL COMPUTER SOFTWARE                      557,127
                                                     ----------
           COSMETICS & HOUSEHOLD PRODUCTS (4.2%)
   2,850   Gillette Co.                                  86,782
   2,250   Procter & Gamble Co.                         202,162
                                                     ----------
           TOTAL COSMETICS & HOUSEHOLD PRODUCTS         288,944
                                                     ----------
           ELECTRICAL EQUIPMENT (6.3%)
   5,100   Applied Materials, Inc.                       74,460*
  12,300   General Electric Co.                         362,235
                                                     ----------
           TOTAL ELECTRICAL EQUIPMENT                   436,695
                                                     ----------
           ELECTRONICS (7.4%)
   5,750   Intel Corp.                                  105,800
   6,250   Maxim Integrated Products, Inc.              245,562
   6,150   XILINX, Inc.                                 166,480*
                                                     ----------
           TOTAL ELECTRONICS                            517,842
                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
           ENTERTAINMENT & LEISURE (1.7%)
  10,467   Liberty Media Corp.                       $  115,137*
                                                     ----------
           FOODS, HOTELS & RESTAURANTS (1.7%)
   2,750   PepsiCo, Inc.                                119,020
                                                     ----------
           HEALTHCARE (7.2%)
   1,250   Express Scripts, Inc.                         73,700*
   1,950   Genentech, Inc.                               74,081*
   6,300   Johnson & Johnson, Inc.                      355,068
                                                     ----------
           TOTAL HEALTHCARE                             502,849
                                                     ----------
           INSURANCE (3.2%)
   2,250   AFLAC, Inc.                                   73,598
   2,550   American International Group, Inc.           147,773
                                                     ----------
           TOTAL INSURANCE                              221,371
                                                     ----------
           MEDIA--BROADCASTING & PUBLISHING (5.5%)
   3,600   Clear Channel Communications, Inc.           140,796*
   3,150   Comcast Corp., Special Class A                94,689*+
   4,200   Mediacom Communications Corp.                 41,958*
   3,500   Univision Communications, Inc.               105,980*+
                                                     ----------
           TOTAL MEDIA--BROADCASTING & PUBLISHING       383,423
                                                     ----------
           MEDICAL SUPPLIES (4.7%)
   2,750   Boston Scientific Corp.                      118,388*
   2,950   Medtronic, Inc.                              140,833
   1,350   St. Jude Medical, Inc.                        70,821*+
                                                     ----------
           TOTAL MEDICAL SUPPLIES                       330,042
                                                     ----------
           PHARMACEUTICALS (12.4%)
   1,650   Abbott Laboratories                           67,040
   3,700   Lilly (Eli) & Co.                            236,134
   4,400   Merck & Company, Inc.                        255,992
   9,875   Pfizer, Inc.                                 303,656
                                                     ----------
           TOTAL PHARMACEUTICALS                        862,822
                                                     ----------
           RETAIL (10.2%)
   3,150   Amazon.com, Inc.                              90,311*+
   1,650   eBay, Inc.                                   153,071*
   5,100   The Gap, Inc.                                 84,813
   6,750   Wal-Mart Stores, Inc.                        380,160
                                                     ----------
           TOTAL RETAIL                                 708,355
                                                     ----------
           TELECOMMUNICATIONS (5.1%)
   2,650   EchoStar Communications Corp.                 79,394*+
   3,000   Qualcomm, Inc.                                95,670
   4,800   Verizon Communications                       179,424
                                                     ----------
           TOTAL TELECOMMUNICATIONS                     354,488
                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
           TRANSPORTATION (1.4%)
   1,550   United Parcel Service, Inc., Class B      $   96,286
                                                     ----------
           TOTAL COMMON STOCK (COST: $6,210,963)
             (99.2%)                                  6,891,828
                                                     ----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS
---------  ----------------------
$ 17,792   Bank of Montreal, 1.34%, due 05/01/03         17,792**
  17,199   Bank of Nova Scotia, 1.25%,
             due 05/07/03                                17,199**
  73,095   BlackRock TempCash Fund, 1.24%,
             due 05/01/03                                73,095**
  21,498   BNP Paribas, 1.25%, due 05/07/03              21,498**
  42,997   Canadian Imperial Bank of Commerce,
             1.4%, due 11/04/03                          42,997**
   4,300   Comerica Bank, 1.31%, due 11/19/03             4,300**
  12,899   Den Danske Bank, 1.25%, due 05/07/03          12,899**
 218,407   Investors Bank & Trust Depository
             Reserve, 1%, due 05/01/03                  218,407
   8,599   Merrill Lynch & Co., Inc., 1.48%,
             due 11/26/03                                 8,599**
  71,375   Merrimac Money Market Fund, 1.23%,
             due 05/01/03                                71,375**
  42,997   Royal Bank of Canada, 1.23%,
             due 05/01/03                                42,997**
  12,899   Toronto Dominion Bank, 1.25%,
             due 05/07/03                                12,899**
                                                     ----------
           TOTAL SHORT-TERM INVESTMENTS (COST:
             $544,057) (7.8%)                           544,057
                                                     ----------
           TOTAL INVESTMENTS (COST: $6,755,020)
             (107.0%)                                 7,435,885
           LIABILITIES IN EXCESS OF OTHER ASSETS
             (-7.0%)                                   (483,840)
                                                     ----------
           NET ASSETS (100.0%)                       $6,952,045
                                                     ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

TCW GALILEO LARGE CAP VALUE FUND
                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

NUMBER OF
 SHARES    COMMON STOCK                                 VALUE
---------  ------------                              -----------

           AEROSPACE/DEFENSE (3.7% OF NET ASSETS)
  44,350   Boeing Co.                                $ 1,209,868
  28,675   General Dynamics Corp.                      1,779,857
   6,185   Textron, Inc.                                 182,396
                                                     -----------
           TOTAL AEROSPACE/DEFENSE                     3,172,121
                                                     -----------
           AUTOMOTIVE (2.6%)
  10,200   ITT Industries, Inc.                          594,660
  41,250   Lear Corp.                                  1,639,275*
                                                     -----------
           TOTAL AUTOMOTIVE                            2,233,935
                                                     -----------
           BANKING & FINANCIAL SERVICES (13.5%)
  20,350   American Express Co.                          770,451
  11,620   Bank of America Corp.                         860,461
  26,900   Bank One Corp.                                969,745
  87,267   Citigroup, Inc.                             3,425,230
  16,750   Goldman Sachs Group, Inc.                   1,271,325
  14,200   Merrill Lynch & Company, Inc.                 582,910
  20,890   Morgan Stanley                                934,827
  54,400   Wells Fargo & Co.                           2,625,344
                                                     -----------
           TOTAL BANKING & FINANCIAL SERVICES         11,440,293
                                                     -----------
           BEVERAGES, FOOD & TOBACCO (1.3%)
  58,040   Coca-Cola Enterprises, Inc.                 1,131,200
                                                     -----------
           CHEMICALS (6.5%)
  39,380   Air Products & Chemicals, Inc.              1,696,097
  13,700   Du Pont (E.I.) de Nemours & Co.               582,661
  55,210   Praxair, Inc.                               3,206,597
                                                     -----------
           TOTAL CHEMICALS                             5,485,355
                                                     -----------
           COMPUTER SERVICES (3.5%)
  62,000   AOL Time Warner, Inc.                         848,160*
  74,345   Novellus Systems, Inc.                      2,084,634*+
                                                     -----------
           TOTAL COMPUTER SERVICES                     2,932,794
                                                     -----------
           COMPUTER SOFTWARE (1.4%)
 136,330   Siebel Systems, Inc.                        1,181,981*
                                                     -----------
           ELECTRICAL EQUIPMENT (1.5%)
  88,550   Applied Materials, Inc.                     1,292,830*
                                                     -----------
           ELECTRONICS (5.0%)
   5,100   Emerson Electric Co.                          258,570
 139,500   Intel Corp.                                 2,566,800
  76,500   Texas Instruments, Inc.                     1,414,485
                                                     -----------
           TOTAL ELECTRONICS                           4,239,855
                                                     -----------
           ENERGY & OIL SERVICES (8.3%)
 136,996   Exxon Mobil Corp.                           4,822,259

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
25

TCW GALILEO LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           ENERGY & OIL SERVICES (CONTINUED)
  39,880   Schlumberger, Ltd.                        $ 1,672,168
  27,449   Transocean, Inc.                              522,903
                                                     -----------
           TOTAL ENERGY & OIL SERVICES                 7,017,330
                                                     -----------
           ENTERTAINMENT & LEISURE (2.8%)
 105,150   Hasbro, Inc.                                1,682,400
  36,400   The Walt Disney Co.                           679,224
                                                     -----------
           TOTAL ENTERTAINMENT & LEISURE               2,361,624
                                                     -----------
           FOODS, HOTELS & RESTAURANTS (1.1%)
  53,655   McDonald's Corp.                              917,500
                                                     -----------
           HEAVY MACHINERY (1.7%)
  18,750   Caterpillar, Inc.                             986,250
  13,000   SPX Corp.                                     439,400*
                                                     -----------
           TOTAL HEAVY MACHINERY                       1,425,650
                                                     -----------
           INDUSTRIAL--DIVERSIFIED (3.4%)
   6,280   Danaher Corp.                                 433,194+
 157,250   Tyco International, Ltd.                    2,453,100
                                                     -----------
           TOTAL INDUSTRIAL--DIVERSIFIED               2,886,294
                                                     -----------
           INSURANCE (10.9%)
  52,880   AFLAC, Inc.                                 1,729,705
  53,800   Allstate Corp.                              2,033,102
  44,150   American International Group, Inc.          2,558,493
  22,350   Cincinnati Financial Corp.                    823,597
  12,650   Hartford Financial Services Group             515,614
  34,000   Marsh & McLennan Companies, Inc.            1,621,120
                                                     -----------
           TOTAL INSURANCE                             9,281,631
                                                     -----------
           METALS (2.1%)
  78,150   Alcoa, Inc.                                 1,791,979
                                                     -----------
           OIL & GAS (7.9%)
  43,634   ChevronTexaco Corp.                         2,740,652
  51,585   Global Santa Fe Corp.                       1,091,539
  34,300   Noble Corp.                                 1,061,585*
  49,580   Sunoco, Inc.                                1,844,872
                                                     -----------
           TOTAL OIL & GAS                             6,738,648
                                                     -----------
           RETAIL (10.4%)
  27,300   Best Buy Co., Inc.                            944,034*
  19,485   Costco Wholesale Corp.                        674,766*
  46,300   Home Depot, Inc.                            1,302,419
 118,275   Staples, Inc.                               2,251,956*
 164,250   The Gap, Inc.                               2,731,477
  91,955   Toys 'R' Us, Inc.                             942,539*
                                                     -----------
           TOTAL RETAIL                                8,847,191
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           TELECOMMUNICATIONS (3.8%)
 209,350   Motorola, Inc.                            $ 1,655,958
  35,950   Viacom, Inc., Class B                       1,560,590*
                                                     -----------
           TOTAL TELECOMMUNICATIONS                    3,216,548
                                                     -----------
           TRANSPORTATION (8.1%)
  70,630   Norfolk Southern Corp.                      1,498,062
  87,000   Southwest Airlines, Inc.                    1,388,520
  67,100   Union Pacific Corp.                         3,993,792
                                                     -----------
           TOTAL TRANSPORTATION                        6,880,374
                                                     -----------
           TOTAL COMMON STOCK (COST: $82,856,968)
             (99.5%)                                  84,475,133
                                                     -----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS
---------  ----------------------
$141,716   Bank of Montreal, 1.34%, due 05/01/03         141,716**
 136,992   Bank of Nova Scotia, 1.25%,
             due 05/07/03                                136,992**
 582,218   BlackRock TempCash Fund, 1.24%,
             due 05/01/03                                582,218**
 171,240   BNP Paribas, 1.25%, due 05/07/03              171,241**
 342,481   Canadian Imperial Bank of Commerce,
             1.4%, due 11/04/03                          342,481**
  34,248   Comerica Bank, 1.31%, due 11/19/03             34,248**
 102,744   Den Danske Bank, 1.25%, due 05/07/03          102,744**
 340,066   Investors Bank & Trust Depository
             Reserve, 1%, due 05/01/03                   340,066
  68,496   Merrill Lynch & Co., Inc., 1.48%,
             due 11/26/03                                 68,496**
 568,518   Merrimac Money Market Fund, 1.23%,
             due 05/01/03                                568,519**
 342,481   Royal Bank of Canada, 1.23%,
             due 05/01/03                                342,481**
 102,744   Toronto Dominion Bank, 1.25%,
             due 05/07/03                                102,744**
                                                     -----------
           TOTAL SHORT-TERM INVESTMENTS (COST:
             $2,933,946) (3.4%)                        2,933,946
                                                     -----------
           TOTAL INVESTMENTS (COST: $85,790,914)
             (102.9%)                                 87,409,079
           LIABILITIES IN EXCESS OF OTHER ASSETS
             (-2.9%)                                  (2,485,677)
                                                     -----------
           NET ASSETS (100.0%)                       $84,923,402
                                                     ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
27

TCW GALILEO OPPORTUNITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              -----------

            ADVERTISING (2.1% OF NET ASSETS)
    63,300  DoubleClick, Inc.                         $   544,380*
    17,100  Interpublic Group of Companies, Inc.          194,940
                                                      -----------
            TOTAL ADVERTISING                             739,320
                                                      -----------
            BANKING & FINANCIAL SERVICES (8.1%)
     5,100  Amvescap PLC (ADR)                             56,661
     9,000  Boston Private Financial Holdings, Inc.       169,650
    24,200  Crescent Real Estate Equities Co.             343,156
    43,700  Equity Inns, Inc.                             293,227
     9,500  Friedman, Billings, Ramsey Group, Inc.        104,310
     5,300  Glacier Bancorp, Inc.                         147,870
    25,200  Impac Mortgage Holdings, Inc.                 335,664
    14,400  Local Financial Corp.                         216,000*
     4,800  Macerich Co.                                  158,400
   111,700  Metris Companies, Inc.                        403,237+
     9,100  NetBank, Inc.                                  90,818
     3,900  Northrim BanCorp, Inc.                         58,890
    10,700  South Financial Group, Inc.                   262,150
    15,600  Sterling Bancshares, Inc.                     185,734
                                                      -----------
            TOTAL BANKING & FINANCIAL SERVICES          2,825,767
                                                      -----------
            BEVERAGES, FOOD & TOBACCO (1.5%)
    12,300  Tasty Baking Co.                              110,085
    38,500  Wild Oats Markets, Inc.                       416,570*
                                                      -----------
            TOTAL BEVERAGES, FOOD & TOBACCO               526,655
                                                      -----------
            CHEMICALS (9.8%)
    97,900  Agrium, Inc.                                1,107,249+
     5,600  Ashland, Inc.                                 166,040
   209,600  Calgon Carbon Corp.                         1,068,960
    40,300  IMC Global, Inc.                              365,118
    12,300  Olin Corp.                                    222,876+
     8,000  Potash Corp. of Saskatchewan, Inc.            492,400
                                                      -----------
            TOTAL CHEMICALS                             3,422,643
                                                      -----------
            COMMERCIAL SERVICES (1.9%)
     3,600  BioReliance Corp.                              71,748*
    22,200  Ikon Office Solutions, Inc.                   172,272
   131,600  Wind River Systems, Inc.                      435,596*
                                                      -----------
            TOTAL COMMERCIAL SERVICES                     679,616
                                                      -----------
            COMPUTER SERVICES (1.1%)
    27,600  Maxtor Corp.                                  151,800*
    77,400  Solectron Corp.                               246,906*
                                                      -----------
            TOTAL COMPUTER SERVICES                       398,706
                                                      -----------
            COMPUTER SOFTWARE (4.0%)
    33,500  Echelon Corp.                                 438,850*+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            COMPUTER SOFTWARE (CONTINUED)
    29,200  NetIQ Corp.                               $   402,376*
    10,200  Take-Two Interactive Software, Inc.           229,500*+
    23,900  THQ, Inc.                                     337,707*+
                                                      -----------
            TOTAL COMPUTER SOFTWARE                     1,408,433
                                                      -----------
            ELECTRIC UTILITIES (1.9%)
    23,700  Avista Corp.                                  280,371
    68,700  Calpine Corp.                                 368,919*+
                                                      -----------
            TOTAL ELECTRIC UTILITIES                      649,290
                                                      -----------
            ELECTRICAL EQUIPMENT (0.7%)
    46,600  Evans & Sutherland Computer Corp.             250,242*
                                                      -----------
            ELECTRONICS (3.2%)
     8,100  Celestica, Inc.                                93,636*
    10,000  Gentex Corp.                                  302,000*
    10,500  Herley Industries, Inc.                       169,691*
    21,700  Integrated Defense Technologies, Inc.         309,659*
    66,500  Triquint Semiconductor, Inc.                  233,415*
                                                      -----------
            TOTAL ELECTRONICS                           1,108,401
                                                      -----------
            ENERGY & OIL SERVICES (6.5%)
    91,100  Nuevo Energy Co., Inc.                      1,220,740*
    35,500  Oceaneering International, Inc.               800,880*
    13,800  Varco International, Inc.                     242,742*
                                                      -----------
            TOTAL ENERGY & OIL SERVICES                 2,264,362
                                                      -----------
            ENTERTAINMENT & LEISURE (0.6%)
    22,400  Dover Downs Gaming & Entertainment, Inc.      222,656
                                                      -----------
            HEALTHCARE (7.6%)
    83,000  Eclipsys Corp.                                747,830*
    53,200  Human Genome Sciences, Inc.                   621,908*
    13,500  Manor Care, Inc.                              262,575*+
    28,700  Province Healthcare Co.                       287,000*+
     5,600  Sierra Health Services, Inc.                   92,960*+
    24,800  United Surgical Partners, Inc.                459,544*+
     5,000  Universal Health Services, Inc., Class B      193,350*+
                                                      -----------
            TOTAL HEALTHCARE                            2,665,167
                                                      -----------
            INDUSTRIAL--DIVERSIFIED (5.2%)
    48,000  AGCO Corp.                                    874,080*
    44,100  Lindsay Manufacturing Co.                     959,175
                                                      -----------
            TOTAL INDUSTRIAL--DIVERSIFIED               1,833,255
                                                      -----------
            INSURANCE (3.3%)
     8,200  Arthur J. Gallagher & Co.                     204,918
     5,300  First American Corp.                          140,450
    46,000  Phoenix Companies, Inc.                       363,400+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
29

TCW GALILEO OPPORTUNITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            INSURANCE (CONTINUED)
     8,300  WellChoice, Inc.                          $   176,790*
     6,150  WR Berkley Corp.                              285,606
                                                      -----------
            TOTAL INSURANCE                             1,171,164
                                                      -----------
            MACHINERY (1.1%)
    25,024  Brooks Automation, Inc.                       211,953*+
    14,500  Joy Global, Inc.                              179,365*
                                                      -----------
            TOTAL MACHINERY                               391,318
                                                      -----------
            MEDIA--BROADCASTING & PUBLISHING (3.4%)
    22,200  4 Kids Entertainment, Inc.                    341,880*
     7,300  Radio One, Inc., Class D                      111,690*+
    40,100  Readers Digest Association, Inc.              481,200
    10,400  Spanish Broadcasting System, Inc.              79,768*
    18,200  Thomas Nelson, Inc.                           168,350*
                                                      -----------
            TOTAL MEDIA--BROADCASTING & PUBLISHING      1,182,888
                                                      -----------
            MEDICAL SUPPLIES (4.0%)
    26,100  American Medical Systems Holdings, Inc.       414,207*
    19,200  Closure Medical Corp.                         346,560*
    21,200  CYTYC Corp.                                   279,840*+
    12,000  Hologic, Inc.                                 108,000*
    25,300  Protein Design Labs, Inc.                     251,229*
                                                      -----------
            TOTAL MEDICAL SUPPLIES                      1,399,836
                                                      -----------
            METALS (9.8%)
    50,400  AK Steel Holding Corp.                        147,168*
     3,550  Alliant Techsystems, Inc.                     190,706*+
    20,000  Freeport-McMoran Copper & Gold, Inc.,
              Class B                                     346,200*+
     6,700  IPSCO, Inc.                                    55,945
    28,900  Lone Star Technologies, Inc.                  613,547*+
    26,000  Phelps Dodge Corp.                            810,940*
    15,500  Shaw Group, Inc.                              180,575*+
    54,400  United States Steel Corp.                     779,008
    54,200  USEC, Inc.                                    303,520
                                                      -----------
            TOTAL METALS                                3,427,609
                                                      -----------
            OIL & GAS (1.5%)
    13,000  Rowan Companies, Inc.                         266,500
    35,500  Tesoro Petroleum Corp.                        275,835*
                                                      -----------
            TOTAL OIL & GAS                               542,335
                                                      -----------
            PHARMACEUTICALS (1.8%)
    12,400  Millennium Pharmaceuticals, Inc.              136,400*+
    27,200  QLT, Inc.                                     316,608*
    14,900  SangStat Medical Corp.                        187,740*
                                                      -----------
            TOTAL PHARMACEUTICALS                         640,748
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            POLLUTION CONTROL (0.5%)
    48,000  Fuel-Tech N.V.                            $   175,680*
                                                      -----------
            RETAIL (5.1%)
    14,900  BJ's Wholesale Club, Inc.                     210,388*
     2,700  Charlotte Russe Holding, Inc.                  25,488*
     5,400  Christopher & Banks Corp.                     135,864*
    26,700  Claire's Stores, Inc.                         693,933
    31,000  The Sports Authority, Inc.                    267,530*
     9,700  Too, Inc.                                     180,032*
    17,400  Toys 'R' Us, Inc.                             178,350*
    24,500  Trans World Entertainment Corp.                88,200*
                                                      -----------
            TOTAL RETAIL                                1,779,785
                                                      -----------
            TELECOMMUNICATIONS (3.7%)
   111,812  CIENA Corp.                                   544,524*+
    92,000  Micromuse, Inc.                               601,772*
    24,600  Nextel Partners, Inc.                         142,926*
                                                      -----------
            TOTAL TELECOMMUNICATIONS                    1,289,222
                                                      -----------
            TRANSPORTATION (4.5%)
    30,300  AMR Corp.                                     136,047*+
    15,900  Continental Airlines, Inc., Class B           145,008*+
     9,200  Delta Air Lines, Inc.                         117,668
    18,800  Kirby Corp.                                   491,808*
    11,400  Northwest Airlines Corp.                       93,822*
    12,200  USFreightways Corp.                           347,822
    19,800  Wabtec Corp.                                  242,748
                                                      -----------
            TOTAL TRANSPORTATION                        1,574,923
                                                      -----------
            UTILITIES (1.4%)
    20,800  Arch Coal, Inc.                               376,064
    12,600  Massey Energy Co.                             131,418
                                                      -----------
            TOTAL UTILITIES                               507,482
                                                      -----------
            TOTAL COMMON STOCK (COST: $33,652,255)
              (94.3%)                                  33,077,503
                                                      -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$  387,793  Bank of Montreal, 1.34%, due 05/01/03         387,793**
   374,867  Bank of Nova Scotia, 1.25%,
              due 05/07/03                                374,867**
 1,593,183  BlackRock TempCash Fund, 1.24%,
              due 05/01/03                              1,593,183**
   468,583  BNP Paribas, 1.25%, due 05/07/03              468,583**
   937,167  Canadian Imperial Bank of Commerce,
              1.4%, due 11/04/03                          937,167**
    93,717  Comerica Bank, 1.31%, due 11/19/03             93,717**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
31

TCW GALILEO OPPORTUNITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
$  281,150  Den Danske Bank, 1.25%, due 05/07/03      $   281,150**
 2,037,637  Investors Bank & Trust Depository
              Reserve, 1%, due 05/01/03                 2,037,637
   187,433  Merrill Lynch & Co. Inc., 1.48%,
              due 11/26/03                                187,433**
 1,555,697  Merrimac Money Market Fund, 1.23%,
              due 05/01/03                              1,555,697**
   937,167  Royal Bank of Canada, 1.23%,
              due 05/01/03                                937,167**
   281,150  Toronto Dominion Bank, 1.25%,
              due 05/07/03                                281,150**
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS
              (COST: $9,135,544) (26.1%)                9,135,544
                                                      -----------
            TOTAL INVESTMENTS (COST: $42,787,799)
              (120.4%)                                 42,213,047
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-20.4%)                                 (7,154,141)
                                                      -----------
            NET ASSETS (100.0%)                       $35,058,906
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

ADR  AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD IN
  -  U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS.
  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

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                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

 NUMBER OF
  SHARES     COMMON STOCK                                  VALUE
-----------  ------------                              --------------

             BANKING & FINANCIAL SERVICES (2.0% OF
               NET ASSETS)
  3,709,305  Schwab (Charles) Corp.                    $   32,011,302
                                                       --------------
             BIOLOGICAL PRODUCTS (8.9%)
  1,525,418  Amgen, Inc.                                   93,523,378*
  1,326,518  MedImmune, Inc.                               46,786,290*
                                                       --------------
             TOTAL BIOLOGICAL PRODUCTS                    140,309,668
                                                       --------------
             COMMERCIAL SERVICES (2.0%)
    980,420  Paychex, Inc.                                 30,530,279
                                                       --------------
             COMPUTER SERVICES (15.0%)
  2,813,095  Cisco Systems, Inc.                           42,308,949*
  2,365,525  Dell Computer Corp.                           68,387,328*
  5,185,550  Network Appliance, Inc.                       68,864,104*+
  2,270,135  Yahoo!, Inc.                                  56,253,945*
                                                       --------------
             TOTAL COMPUTER SERVICES                      235,814,326
                                                       --------------
             COMPUTER SOFTWARE (5.5%)
  2,177,269  Microsoft Corp.                               55,672,768
  3,536,076  Siebel Systems, Inc.                          30,657,779*
                                                       --------------
             TOTAL COMPUTER SOFTWARE                       86,330,547
                                                       --------------
             ELECTRICAL EQUIPMENT (5.0%)
  3,410,758  Applied Materials, Inc.                       49,797,067*
    961,475  General Electric Co.                          28,315,439
                                                       --------------
             TOTAL ELECTRICAL EQUIPMENT                    78,112,506
                                                       --------------
             ELECTRONICS (10.4%)
  1,936,164  Intel Corp.                                   35,625,418
  2,057,382  Maxim Integrated Products, Inc.               80,834,539
  1,747,286  XILINX, Inc.                                  47,299,032*
                                                       --------------
             TOTAL ELECTRONICS                            163,758,989
                                                       --------------
             HEALTHCARE (4.0%)
  1,636,968  Genentech, Inc.                               62,188,414*+
                                                       --------------
             INSURANCE (15.9%)
  1,585,266  AFLAC, Inc.                                   51,854,051
    550,653  American International Group, Inc.            31,910,341
  2,444,852  Progressive Corp.                            166,249,936
                                                       --------------
             TOTAL INSURANCE                              250,014,328
                                                       --------------
             MEDIA--BROADCASTING & PUBLISHING (3.1%)
    832,654  Pixar, Inc.                                   48,618,667*+
                                                       --------------
             PHARMACEUTICALS (6.0%)
    823,375  Lilly (Eli) & Co.                             52,547,792
  1,352,361  Pfizer, Inc.                                  41,585,101
                                                       --------------
             TOTAL PHARMACEUTICALS                         94,132,893
                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 NUMBER OF
  SHARES                                                   VALUE
-----------                                            --------------
             RETAIL (13.6%)
  2,323,568  Amazon.com, Inc.                          $   66,616,694*+
    783,057  eBay, Inc.                                    72,644,198*
    915,473  Walgreen Co.                                  28,251,497+
    804,387  Wal-Mart Stores, Inc.                         45,303,076
                                                       --------------
             TOTAL RETAIL                                 212,815,465
                                                       --------------
             TELECOMMUNICATIONS (1.7%)
    829,348  Qualcomm, Inc.                                26,447,908
                                                       --------------
             TRANSPORTATION (2.7%)
  2,629,039  Southwest Airlines, Inc.                      41,959,462
                                                       --------------
             TOTAL COMMON STOCK (COST:
               $1,651,350,128) (95.8%)                  1,503,044,754
                                                       --------------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS
-----------  ----------------------
$ 5,946,232  Bank of Montreal, 1.34%, due 05/01/03          5,946,232**
  5,748,025  Bank of Nova Scotia, 1.25%,
               due 05/07/03                                 5,748,025**
 24,429,106  BlackRock TempCash Fund, 1.24%,
               due 05/01/03                                24,429,106**
  7,185,031  BNP Paribas, 1.25%, due 05/07/03               7,185,031**
 14,370,062  Canadian Imperial Bank of Commerce,
               1.4%, due 11/04/03                          14,370,062**
  1,437,006  Comerica Bank, 1.31%, due 11/19/03             1,437,006**
  4,311,019  Den Danske Bank, 1.25%, due 05/07/03           4,311,019**
 58,794,893  Investors Bank & Trust Depository
               Reserve, 1%, due 05/01/03                   58,794,893
  2,874,013  Merrill Lynch & Co., Inc., 1.48%,
               due 11/26/03                                 2,874,013**
 23,854,304  Merrimac Money Market Fund, 1.23%,
               due 05/01/03                                23,854,304**
 14,370,062  Royal Bank of Canada, 1.23%,
               due 05/01/03                                14,370,062**
  4,311,019  Toronto Dominion Bank, 1.25%,
               due 05/07/03                                 4,311,019**
                                                       --------------
             TOTAL SHORT-TERM INVESTMENTS (COST:
               $167,630,772) (10.7%)                      167,630,772
                                                       --------------
             TOTAL INVESTMENTS (COST: $1,818,980,900)
               (106.5%)                                 1,670,675,526
             LIABILITIES IN EXCESS OF OTHER ASSETS
               (-6.5%)                                   (101,842,518)
                                                       --------------
             NET ASSETS (100.0%)                       $1,568,833,008
                                                       ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

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                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              ------------

            ADVERTISING (1.6% OF NET ASSETS)
    85,700  TMP Worldwide, Inc.                       $  1,437,189*
   183,150  Ventiv Health, Inc.                            617,216*
                                                      ------------
            TOTAL ADVERTISING                            2,054,405
                                                      ------------
            BANKING & FINANCIAL SERVICES (1.7%)
    14,500  Chicago Mercantile Exchange Holdings,
              Inc.                                         819,830*+
    52,300  SEI Investments Co.                          1,377,059
                                                      ------------
            TOTAL BANKING & FINANCIAL SERVICES           2,196,889
                                                      ------------
            BEVERAGES, FOOD & TOBACCO (2.0%)
    18,300  American Italian Pasta Co.                     807,030*+
    93,200  Peet's Coffee & Tea, Inc.                    1,585,332*
    16,800  Wild Oats Markets, Inc.                        181,776*
                                                      ------------
            TOTAL BEVERAGES, FOOD & TOBACCO              2,574,138
                                                      ------------
            BIOLOGICAL PRODUCTS (1.1%)
   118,600  Impax Laboratories, Inc.                       697,368*+
    34,050  InterMune, Inc.                                692,237*+
                                                      ------------
            TOTAL BIOLOGICAL PRODUCTS                    1,389,605
                                                      ------------
            CHEMICALS (0.6%)
    34,100  Applied Films Corp.                            741,675*
                                                      ------------
            COMMERCIAL SERVICES (14.4%)
    55,300  Advisory Board Co.                           2,025,086*
    40,380  American Healthways, Inc.                      996,982*+
    57,900  Celgene Corp.                                1,540,719*+
   197,230  Corporate Executive Board Co.                8,084,458*+
    52,800  Gen-Probe, Inc.                              1,639,440*
    45,920  Information Holdings, Inc.                     799,008*
    20,400  Myriad Genetics, Inc.                          243,168*
    40,400  Overture Services, Inc.                        432,280*+
    52,580  Resources Connection, Inc.                   1,146,244*
    19,800  School Specialty, Inc.                         367,686*
    25,400  Strayer Education, Inc.                      1,652,016
                                                      ------------
            TOTAL COMMERCIAL SERVICES                   18,927,087
                                                      ------------
            COMMUNICATIONS (1.0%)
    57,300  UTStarcom, Inc.                              1,247,478*+
                                                      ------------
            COMPUTER SERVICES (7.4%)
    15,300  Altiris, Inc.                                  249,390*
   158,500  Ask Jeeves, Inc.                             1,304,455*+
    61,700  CheckFree Corp.                              1,701,069*+
    65,000  Cognizant Technology Solutions Corp.         1,167,400*
    57,200  Mercury Interactive Corp.                    1,941,368*+
    42,300  Packeteer, Inc.                                553,284*
    73,900  VeriSign, Inc.                                 917,838*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
35

TCW GALILEO SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
  SHARES                                                 VALUE
----------                                            ------------
            COMPUTER SERVICES (CONTINUED)
   139,500  WebEx Communications, Inc.                $  1,436,850*+
    44,900  WebMD Corp.                                    432,836*
                                                      ------------
            TOTAL COMPUTER SERVICES                      9,704,490
                                                      ------------
            COMPUTER SOFTWARE (8.9%)
    84,300  Agile Software Corp.                           585,042*
    89,300  Ascential Software Corp.                       342,912*
    33,800  Business Objects S.A. (ADR)                    734,474*+
    79,700  Documentum, Inc.                             1,465,683*+
    64,300  NetIQ Corp.                                    886,054*
   189,700  Quest Software, Inc.                         2,029,790*
   252,407  Retek, Inc.                                  1,577,544*
   147,100  Selectica, Inc.                                429,385*
    40,800  SERENA Software, Inc.                          643,008*
   207,300  Siebel Systems, Inc.                         1,797,291*
   123,000  webMethods, Inc.                             1,237,380*+
                                                      ------------
            TOTAL COMPUTER SOFTWARE                     11,728,563
                                                      ------------
            ELECTRICAL EQUIPMENT (1.0%)
    59,000  Varian Semiconductor Equipment
              Associates, Inc.                           1,359,950*
                                                      ------------
            ELECTRONICS (17.7%)
    38,100  Actel Corp.                                    754,761*
    46,300  Cymer, Inc.                                  1,321,865*+
    48,400  Exar Corp.                                     713,900*+
    52,600  Integrated Circuit Systems, Inc.             1,142,472*
   136,640  Intersil Corp.                               2,527,840*
   117,800  Marvell Technology Group, Ltd.               2,718,706*+
    88,900  Maxim Integrated Products, Inc.              3,492,881
   122,700  Micrel, Inc.                                 1,436,817*
    73,200  MKS Instruments, Inc.                        1,021,872*
    43,200  NVIDIA Corp.                                   616,464*+
    41,000  Photon Dynamics, Inc.                          897,900*+
   221,500  Semtech Corp.                                3,521,850*
   168,800  Silicon Image, Inc.                          1,009,424*
    27,900  Silicon Laboratories, Inc.                     793,755*+
   114,800  Teradyne, Inc.                               1,331,680*+
                                                      ------------
            TOTAL ELECTRONICS                           23,302,187
                                                      ------------
            ENTERTAINMENT & LEISURE (2.5%)
    30,400  Leapfrog Enterprises, Inc.                     811,680*+
   108,400  Macrovision Corp.                            1,915,428*
    59,000  Pinnacle Systems, Inc.                         557,550*
                                                      ------------
            TOTAL ENTERTAINMENT & LEISURE                3,284,658
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NUMBER OF
  SHARES                                                 VALUE
----------                                            ------------
            FOODS, HOTELS & RESTAURANTS (0.6%)
    41,900  Landry's Restaurants, Inc.                $    783,530
                                                      ------------
            HEALTHCARE (2.8%)
    64,825  Accredo Health, Inc.                           957,465*
    26,300  First Health Group Corp.                       658,815*
    77,650  Sunrise Assisted Living, Inc.                2,096,550*+
                                                      ------------
            TOTAL HEALTHCARE                             3,712,830
                                                      ------------
            MACHINERY (0.5%)
    49,400  Lam Research Corp.                             717,535*
                                                      ------------
            MEDIA--BROADCASTING & PUBLISHING (17.0%)
   134,700  Cox Radio, Inc.                              3,072,507*
    34,100  Cumulus Media, Inc.                            587,884*
    43,500  Entercom Communications Corp.                2,113,665*
    74,100  Gray Television, Inc., Class B                 818,805
    71,800  Hispanic Broadcasting Corp.                  1,841,670*
   193,300  Mediacom Communications Corp.                1,931,067*
   130,500  Radio One, Inc.                              2,026,665*+
   254,500  Radio One, Inc., Class D                     3,893,850*
   233,600  Spanish Broadcasting System, Inc.            1,791,712*
   125,200  Westwood One, Inc.                           4,369,480*
                                                      ------------
            TOTAL MEDIA--BROADCASTING & PUBLISHING      22,447,305
                                                      ------------
            MEDICAL SUPPLIES (1.2%)
    31,600  CTI Molecular Imaging, Inc.                    580,176*+
    76,800  Thoratec Corp.                               1,056,000*
                                                      ------------
            TOTAL MEDICAL SUPPLIES                       1,636,176
                                                      ------------
            PHARMACEUTICALS (2.5%)
    56,600  AdvancePCS                                   1,701,396*+
    69,100  American Pharmaceutical Partners, Inc.       1,613,485*+
                                                      ------------
            TOTAL PHARMACEUTICALS                        3,314,881
                                                      ------------
            RETAIL (10.7%)
    73,466  99 Cents Only Stores                         2,164,308*
   106,150  Cost Plus, Inc.                              3,261,990*
    44,387  Dollar Tree Stores, Inc.                     1,129,649*+
    25,800  Gymboree Corp.                                 431,118*
    44,600  Linens 'N Things, Inc.                         945,074*
    34,100  Pacific Sunwear of California, Inc.            778,503*+
   175,800  Petsmart, Inc.                               2,659,854*
       800  Restoration Hardware, Inc.                       3,200*
    80,200  ShopKo Stores, Inc.                            964,806*+
    69,800  Williams-Sonoma, Inc.                        1,806,424*
                                                      ------------
            TOTAL RETAIL                                14,144,926
                                                      ------------

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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
  SHARES                                                 VALUE
----------                                            ------------
            TELECOMMUNICATIONS (3.9%)
    82,900  Advanced Fibre Communications, Inc.       $  1,268,370*
    56,900  McData Corp.                                   602,002*
   155,200  Polycom, Inc.                                1,524,064*
    57,400  Research In Motion, Ltd.                       897,162*
   146,850  Western Wireless Corp.                         898,725*+
                                                      ------------
            TOTAL TELECOMMUNICATIONS                     5,190,323
                                                      ------------
            TOTAL COMMON STOCK (COST: $128,137,244)
              (99.1%)                                  130,458,631
                                                      ------------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$1,603,676  Bank of Montreal, 1.34%, due 05/01/03        1,603,677**
 1,550,221  Bank of Nova Scotia, 1.25%,
              due 05/07/03                               1,550,221**
 6,588,438  BlackRock TempCash Fund, 1.24%,
              due 05/01/03                               6,588,438**
 1,937,776  BNP Paribas, 1.25%, due 05/07/03             1,937,776**
 3,875,552  Canadian Imperial Bank of Commerce,
              1.4%, due 11/04/03                         3,875,552**
   387,555  Comerica Bank, 1.31%, due 11/19/03             387,555**
 1,162,666  Den Danske Bank, 1.25%, due 05/07/03         1,162,666**
 1,342,157  Investors Bank & Trust Depository
              Reserve, 1%, due 05/01/03                  1,342,157
   775,110  Merrill Lynch & Co., Inc., 1.48%,
              due 11/26/03                                 775,110**
 6,433,416  Merrimac Money Market Fund, 1.23%,
              due 05/01/03                               6,433,416**
 3,875,552  Royal Bank of Canada, 1.23%,
              due 05/01/03                               3,875,552**
 1,162,666  Toronto Dominion Bank, 1.25%,
              due 05/07/03                               1,162,666**
                                                      ------------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $30,694,786) (23.3%)                      30,694,786
                                                      ------------
            TOTAL INVESTMENTS (COST: $158,832,030)
              (122.4%)                                 161,153,417
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-22.4%)                                 (29,441,975)
                                                      ------------
            NET ASSETS (100.0%)                       $131,711,442
                                                      ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
38
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                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

NUMBER OF
 SHARES    EQUITY SECURITIES                            VALUE
---------  -----------------                         -----------

           COMMON STOCK

           AEROSPACE/DEFENSE (1.3% OF NET ASSETS)
  41,250   AAR Corp.                                 $   160,050
  11,100   Armor Holdings, Inc.                          133,755*
                                                     -----------
           TOTAL AEROSPACE/DEFENSE                       293,805
                                                     -----------
           AUTOMOTIVE (1.5%)
  14,100   Copart, Inc.                                  119,004*
   1,750   Group 1 Automotive, Inc.                       48,142*
   6,900   Monaco Coach Corp.                             93,288*
   7,500   Wabash National Corp.                          70,350*
                                                     -----------
           TOTAL AUTOMOTIVE                              330,784
                                                     -----------
           BANKING & FINANCIAL SERVICES (5.4%)
   4,500   BankUnited Financial Corp., Class A            85,005*
  10,300   Brookline Bancorp, Inc.                       137,711
   3,900   Chittenden Corp.                              105,495
  12,057   First Niagara Financial Group, Inc.           146,493
   3,570   Fulton Financial Corp.                         71,186
  22,950   Silicon Valley Bancshares                     536,571*
   6,100   Washington Trust Bancorp, Inc.                125,233
                                                     -----------
           TOTAL BANKING & FINANCIAL SERVICES          1,207,694
                                                     -----------
           BEVERAGES, FOOD & TOBACCO (0.7%)
   8,600   Hain Celestial Group, Inc.                    148,436*
                                                     -----------
           BUILDING MATERIALS (0.2%)
   1,900   ElkCorp.                                       38,475
                                                     -----------
           CHEMICALS (5.9%)
  10,600   Agrium, Inc.                                  119,886
   6,550   Cabot Corp.                                   182,548
  12,000   Cambrex Corp.                                 208,800
   1,550   Ferro Corp.                                    36,642
  23,450   MacDermid, Inc.                               533,018
   7,450   Olin Corp.                                    134,994
   3,700   Quaker Chemical Corp.                          82,695
                                                     -----------
           TOTAL CHEMICALS                             1,298,583
                                                     -----------
           COMMERCIAL SERVICES (5.7%)
  11,700   AMN Healthcare Services, Inc.                 106,470*
  18,250   Bowne & Co., Inc.                             205,860
     800   Consolidated Graphics, Inc.                    15,280*
   6,900   G & K Services, Inc.                          188,577
   6,300   Ionics, Inc.                                  119,700*
  11,100   Moore Corp., Ltd.                             126,762*
  11,600   Pegasus Solutions, Inc.                       138,040*
  27,200   PRG-Schultz International, Inc.               173,536*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
39
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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           COMMERCIAL SERVICES (CONTINUED)
  11,800   Sotheby's Holdings, Inc.                  $   103,722*
   5,950   Volt Information Sciences, Inc.                78,718*
                                                     -----------
           TOTAL COMMERCIAL SERVICES                   1,256,665
                                                     -----------
           COMMUNICATIONS (4.1%)
  19,800   Arris Group, Inc.                              77,240*
  30,000   Cable Design Technologies Corp.               207,300*
  18,450   Harmonic, Inc.                                 64,021*
  15,650   Newport Corp.                                 202,214*
  25,650   REMEC, Inc.                                   126,967*
  22,700   Symmetricom, Inc.                              93,524*
  12,400   TEKELEC                                       133,424*
                                                     -----------
           TOTAL COMMUNICATIONS                          904,690
                                                     -----------
           COMPUTER SERVICES (5.2%)
  48,050   Cirrus Logic, Inc.                            130,696*
   2,450   Cray, Inc.                                     18,497*
   7,850   Electro Rent Corp.                             78,343*
  15,750   FileNET Corp.                                 242,392*
  19,800   InFocus Corp.                                  88,902*
  30,500   Maxtor Corp.                                  167,750*
   5,900   Paxar Corp.                                    60,947*
   4,150   PC-Tel, Inc.                                   38,097*
  15,750   Symbol Technologies, Inc.                     172,147
  21,350   Systems & Computer Technology Corp.           153,079*
                                                     -----------
           TOTAL COMPUTER SERVICES                     1,150,850
                                                     -----------
           COMPUTER SOFTWARE (7.2%)
  17,000   Activision, Inc.                              260,100*
  21,950   Aspen Technologies, Inc.                       73,313*
  18,100   Computer Task Group, Inc.                      40,182*
  21,650   E.piphany, Inc.                                96,342*
  10,500   Gartner, Inc.                                  83,370*
  31,700   Gerber Scientific, Inc.                       261,525*
  63,750   Interwoven, Inc.                              120,487*
   2,700   Midway Games, Inc.                              8,505*
  16,250   Networks Associates, Inc.                     185,738*
  24,150   Phoenix Technologies, Ltd.                    109,400*
  39,220   Technology Solutions Co.                       45,495*
  21,300   THQ, Inc.                                     300,969*
                                                     -----------
           TOTAL COMPUTER SOFTWARE                     1,585,426
                                                     -----------
           COSMETICS & HOUSEHOLD PRODUCTS (0.1%)
   1,800   Oneida, Ltd.                                   19,854
                                                     -----------
           ELECTRIC UTILITIES (1.6%)
  21,400   Veeco Instruments, Inc.                       344,326*
                                                     -----------
           ELECTRICAL EQUIPMENT (3.0%)
  15,350   Electro Scientific Industries, Inc.           206,151*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
40

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           ELECTRICAL EQUIPMENT (CONTINUED)
   2,830   Evans & Sutherland Computer Corp.         $    15,197*
  11,200   Merix Corp.                                    49,392*
   4,300   Regal-Beloit Corp.                             73,745
  13,600   Varian Semiconductor Equipment
             Associates, Inc.                            313,480*
                                                     -----------
           TOTAL ELECTRICAL EQUIPMENT                    657,965
                                                     -----------
           ELECTRONICS (16.0%)
  24,400   Adaptec, Inc.                                 166,896*
  72,300   Agere Systems, Inc.                           129,417*
   2,600   ATMI, Inc.                                     54,857*
   1,200   Barnes Group, Inc.                             25,248
   4,850   CommScope, Inc.                                41,565*
  38,100   CTS Corp.                                     318,135
   9,150   Exar Corp.                                    134,963*
  30,400   FSI International, Inc.                        71,744*
     400   Hutchinson Technology, Inc.                     9,456*
  13,700   International Rectifier Corp.                 309,894*
   9,300   Keithley Instruments, Inc.                    113,460
  55,850   KEMET Corp.                                   512,145*
   8,250   Maxwell Technologies, Inc.                     48,675*
  38,000   MKS Instruments, Inc.                         530,480*
  12,100   Pemstar, Inc.                                  36,179*
   7,700   Photon Dynamics, Inc.                         168,630*
   5,100   Technitrol, Inc.                               80,529*
   2,000   Tektronix, Inc.                                37,540*
  47,406   Vishay Intertechnology, Inc.                  592,575*
  26,205   Xicor, Inc.                                   155,920*
                                                     -----------
           TOTAL ELECTRONICS                           3,538,308
                                                     -----------
           ENERGY & OIL SERVICES (2.3%)
   5,450   Nuevo Energy Co., Inc.                         73,030*
   8,400   Pride International, Inc.                     130,368*
   6,900   Rowan Companies, Inc.                         141,450
   9,350   Varco International, Inc.                     164,467*
                                                     -----------
           TOTAL ENERGY & OIL SERVICES                   509,315
                                                     -----------
           FOODS, HOTELS & RESTAURANTS (0.4%)
       1   Angelo & Maxie's, Inc.                              2
   4,900   Champps Entertainment, Inc.                    25,627*
  10,300   Prime Hospitality Corp.                        68,598*
                                                     -----------
           TOTAL FOODS, HOTELS & RESTAURANTS              94,227
                                                     -----------
           HEALTHCARE (2.5%)
  10,400   Accredo Health, Inc.                          153,608*
  19,100   Cross Country, Inc.                           216,403*
  11,100   RehabCare Group, Inc.                         194,028*
                                                     -----------
           TOTAL HEALTHCARE                              564,039
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

41
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           HEAVY MACHINERY (1.7%)
   3,100   IDEX Corp.                                $    98,735
   2,500   Insituform Technologies, Inc., Class A         39,875*
   5,300   Kaydon Corp.                                  118,190
   9,000   Ultratech Stepper, Inc.                       127,530*
                                                     -----------
           TOTAL HEAVY MACHINERY                         384,330
                                                     -----------
           HOME CONSTRUCTION, FURNISHINGS &
             APPLIANCES (1.1%)
  14,300   Herman Miller, Inc.                           250,107
                                                     -----------
           INDUSTRIAL--DIVERSIFIED (0.3%)
   7,800   Lydall, Inc.                                   74,100*
                                                     -----------
           INSURANCE (1.1%)
   8,300   RLI Corp.                                     245,265
                                                     -----------
           MACHINERY (7.4%)
   9,800   Albany International Corp.                    232,652
   2,900   Astec Industries, Inc.                         23,722*
  31,350   Axcelis Technologies, Inc.                    178,068*
  27,150   Brooks Automation, Inc.                       229,961*
   3,600   FMC Technologies, Inc.                         67,752*
   8,650   Gardner Denver, Inc.                          171,530*
   7,200   Kaman Corp.                                    72,072
  56,650   Kulicke & Soffa Industries, Inc.              294,014*
  19,700   Lam Research Corp.                            286,241*
   3,250   York International Corp.                       77,675
                                                     -----------
           TOTAL MACHINERY                             1,633,687
                                                     -----------
           MEDIA--BROADCASTING & PUBLISHING (1.6%)
   5,600   Journal Register Co.                           99,176*
   6,200   Scholastic Corp.                              176,142*
     800   Thomas Nelson, Inc.                             7,400*
   2,900   Wiley (John) & Sons, Inc.                      71,079
                                                     -----------
           TOTAL MEDIA--BROADCASTING & PUBLISHING        353,797
                                                     -----------
           MEDICAL SUPPLIES (6.3%)
  25,700   Credence Systems Corp.                        182,470*
   9,800   Excel Technology, Inc.                        224,616*
  12,160   LeCroy Corp.                                  123,302*
  19,500   LTX Corp.                                     131,625*
  37,600   PerkinElmer, Inc.                             372,992
  24,200   PSS World Medical, Inc.                       145,442*
   6,950   Varian, Inc.                                  219,690*
                                                     -----------
           TOTAL MEDICAL SUPPLIES                      1,400,137
                                                     -----------
           METALS (1.6%)
   9,200   Belden, Inc.                                  109,388
   3,100   Lone Star Technologies, Inc.                   65,813*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
42

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           METALS (CONTINUED)
   5,400   Maverick Tube Corp.                       $    96,066*
   6,400   Penn Engineering & Manufacturing Corp.         85,568
                                                     -----------
           TOTAL METALS                                  356,835
                                                     -----------
           OIL & GAS (0.5%)
  11,700   Core Laboratories N.V.                        117,000*
                                                     -----------
           PAPER & FOREST PRODUCTS (1.3%)
   4,400   Interpool, Inc.                                67,056
   8,000   United Stationers, Inc.                       216,880*
                                                     -----------
           TOTAL PAPER & FOREST PRODUCTS                 283,936
                                                     -----------
           RETAIL (9.3%)
  14,150   American Eagle Outfitters, Inc.               247,625*
  11,400   Ann Taylor Stores, Inc.                       269,724*
  10,200   Bell Microproducts, Inc.                       46,716*
   2,800   BJ's Wholesale Club, Inc.                      39,536*
   4,100   Brookstone, Inc.                               67,650*
  24,000   Charming Shoppes, Inc.                        112,800*
  10,800   Children's Place Retail Stores, Inc.          164,160*
  23,750   Factory 2-U Stores, Inc.                      118,513*
  14,100   Foot Locker, Inc.                             155,100
  12,550   InterTAN, Inc.                                 75,802*
   4,100   Neiman Marcus Group, Inc.                     131,405*
   7,000   Talbots, Inc.                                 200,550
  12,900   The Wet Seal, Inc.                            131,580*
   7,400   ValueVision Media, Inc.                        93,906*
   5,950   Zale Corp.                                    207,893*
                                                     -----------
           TOTAL RETAIL                                2,062,960
                                                     -----------
           RETAILERS (0.6%)
   9,000   J. Jill Group, Inc.                           129,150*
                                                     -----------
           TELECOMMUNICATIONS (1.5%)
   3,000   Comtech Telecommunications Corp.               43,530*
   8,550   Plantronics, Inc.                             158,175*
  32,450   Powerwave Technologies, Inc.                  130,449*
                                                     -----------
           TOTAL TELECOMMUNICATIONS                      332,154
                                                     -----------
           TRANSPORTATION (0.6%)
   5,450   Florida East Coast Industries, Inc.           140,883
                                                     -----------
           TOTAL COMMON STOCK (COST: $23,144,189)
             (98.0%)                                  21,707,783
                                                     -----------

           CONVERTIBLE PREFERRED STOCK (COST: $303)
             (0.0%)
           FOODS, HOTELS & RESTAURANTS (0.0%)
     141   Angelo & Maxie's, Inc., $0.225                    331
                                                     -----------
           TOTAL EQUITY SECURITIES (COST:
             $23,144,492) (98.0%)                     21,708,114
                                                     -----------

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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS (COST: $133,197) (0.6%)    VALUE
---------  ----------------------------------------------  -----------
$133,197   Investors Bank & Trust Depository Reserve, 1%,
             due 05/01/03                                  $   133,197
                                                           -----------
           TOTAL INVESTMENTS (COST: $23,277,689) (98.6%)    21,841,311
           EXCESS OF OTHER ASSETS OVER LIABILITIES (1.4%)      311,648
                                                           -----------
           NET ASSETS (100.0%)                             $22,152,959
                                                           ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
44

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                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

NUMBER OF
 SHARES    EQUITY SECURITIES                                     VALUE
---------  -----------------                                   ---------

           COMMON STOCK

           ADVERTISING (1.5% OF NET ASSETS)
  1,440    DoubleClick, Inc.                                   $ 12,384*
                                                               --------
           COMMERCIAL SERVICES (2.8%)
    390    Expedia, Inc.                                         22,538*
                                                               --------
           COMMUNICATIONS (0.5%)
    185    UTStarcom, Inc.                                        4,028*
                                                               --------
           COMPUTER SERVICES (17.2%)
    605    BEA Systems, Inc.                                      6,480*
    525    CheckFree Corp.                                       14,474*
  2,245    Cisco Systems, Inc.                                   33,765*
    240    Dell Computer Corp.                                    6,938*
     79    Fair Isaac Corp.                                       4,114
    560    Network Appliance, Inc.                                7,437*
    445    Novellus Systems, Inc.                                12,478*
    890    WebEx Communications, Inc.                             9,167*
  1,785    Yahoo!, Inc.                                          44,232*
                                                               --------
           TOTAL COMPUTER SERVICES                              139,085
                                                               --------
           COMPUTER SOFTWARE (12.8%)
    555    Adobe Systems, Inc.                                   19,181
    435    Agile Software Corp.                                   3,019*
  1,190    Microsoft Corp.                                       30,428
    135    NetIQ Corp.                                            1,860*
    775    Quest Software, Inc.                                   8,292*
  1,230    Retek, Inc.                                            7,687*
    655    Siebel Systems, Inc.                                   5,679*
    215    Symantec Corp.                                         9,449*
    845    Veritas Software Corp.                                18,598*
                                                               --------
           TOTAL COMPUTER SOFTWARE                              104,193
                                                               --------
           ELECTRICAL EQUIPMENT (2.9%)
  1,295    Applied Materials, Inc.                               18,907*
    210    Varian Semiconductor Equipment Associates, Inc.        4,840*
                                                               --------
           TOTAL ELECTRICAL EQUIPMENT                            23,747
                                                               --------
           ELECTRONICS (25.5%)
    535    Altera Corp.                                           8,458*
    905    Broadcom Corp.                                        16,190*
    340    Cognex Corp.                                           7,443*
    245    Exar Corp.                                             3,614*
    925    Intel Corp.                                           17,020
  1,323    Intersil Corp.                                        24,476*
    665    Marvell Technology Group, Ltd.                        15,348*
  1,330    Maxim Integrated Products, Inc.                       52,256
    600    Micrel, Inc.                                           7,026*
    940    Semtech Corp.                                         14,946*

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45

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
SHARES                                                          VALUE
---------                                                      ---------
           ELECTRONICS (CONTINUED)
  1,980    Silicon Image, Inc.                                 $ 11,840*
  1,025    XILINX, Inc.                                          27,747*
                                                               --------
           TOTAL ELECTRONICS                                    206,364
                                                               --------
           ENTERTAINMENT & LEISURE (1.0%)
    460    Macrovision Corp.                                      8,128*
                                                               --------
           MEDIA--BROADCASTING & PUBLISHING (12.0%)
  1,061    Cablevision Systems Corp.                             23,788*
    765    Cox Radio, Inc.                                       17,450*
    430    Mediacom Communications Corp.                          4,296*
  1,175    Univision Communications, Inc.                        35,579*
    460    Westwood One, Inc.                                    16,054*
                                                               --------
           TOTAL MEDIA--BROADCASTING & PUBLISHING                97,167
                                                               --------
           RETAIL (9.6%)
    525    Amazon.com, Inc.                                      15,052*
    680    eBay, Inc.                                            63,084*
                                                               --------
           TOTAL RETAIL                                          78,136
                                                               --------
           TELECOMMUNICATIONS (14.0%)
    435    Advanced Fibre Communications, Inc.                    6,656*
  1,290    CIENA Corp.                                            6,282*
  1,295    EchoStar Communications Corp.                         38,798*
    650    Juniper Networks, Inc.                                 6,643*
    855    Polycom, Inc.                                          8,396*
  1,245    Qualcomm, Inc.                                        39,703
  1,975    Sprint Corp. (PCS Group)                               6,913*
                                                               --------
           TOTAL TELECOMMUNICATIONS                             113,391
                                                               --------
           TOTAL COMMON STOCK (COST: $717,695) (99.8%)          809,161
                                                               --------

NUMBER OF
WARRANTS
---------  WARRANTS (COST: $452) (0.2%)

           COMMERCIAL SERVICES (0.2%)
     52    Expedia, Inc., expires 02/04/09                        1,972*
                                                               --------
           TOTAL EQUITY SECURITIES (COST: $718,147) (100.0%)    811,133
                                                               --------

PRINCIPAL
AMOUNT
---------  SHORT-TERM INVESTMENTS (COST: $7,891) (1.0%)
 $7,891    Investors Bank & Trust Depository Reserve, 1%,
             due 05/01/03                                         7,891
                                                               --------
           TOTAL INVESTMENTS (COST: $726,038) (101.0%)          819,024
           LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)         (8,451)
                                                               --------
           NET ASSETS (100.0%)                                 $810,573
                                                               ========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
46

TCW GALILEO VALUE OPPORTUNITIES FUND
                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

 NUMBER OF
  SHARES     COMMON STOCK                                 VALUE
-----------  ------------                              ------------

             ADVERTISING (1.8% OF NET ASSETS)
    599,079  Interpublic Group of Companies, Inc.      $  6,829,501
                                                       ------------
             BANKING & FINANCIAL SERVICES (12.7%)
    344,300  Banknorth Group, Inc.                        8,221,884
    145,000  Countrywide Financial Corp.                  9,802,000
    353,900  Mellon Financial Corp.                       9,360,655
    118,100  North Fork Bancorporation, Inc.              3,821,716+
    186,850  Silicon Valley Bancshares                    4,368,553*
    135,830  Valley National Bancorp                      3,594,064
    170,300  Zions Bancorp.                               8,390,681
                                                       ------------
             TOTAL BANKING & FINANCIAL SERVICES          47,559,553
                                                       ------------
             BEVERAGES, FOOD & TOBACCO (2.9%)
    622,179  Hain Celestial Group, Inc.                  10,738,810*
                                                       ------------
             BUILDING MATERIALS (5.0%)
    576,300  Apogent Technologies, Inc.                   9,900,834*
    173,100  EMCOR Group, Inc.                            8,840,217*+
                                                       ------------
             TOTAL BUILDING MATERIALS                    18,741,051
                                                       ------------
             COMMERCIAL SERVICES (2.2%)
    285,800  Reynolds & Reynolds Co., Class A             8,233,898
                                                       ------------
             COMPUTER SERVICES (5.1%)
    418,500  Macromedia, Inc.                             5,277,285*
    836,900  Maxtor Corp.                                 4,602,950*
    491,300  Symbol Technologies, Inc.                    5,369,909
    385,000  Unisys Corp.                                 4,004,000*
                                                       ------------
             TOTAL COMPUTER SERVICES                     19,254,144
                                                       ------------
             COMPUTER SOFTWARE (3.6%)
  1,104,282  Aspen Technologies, Inc.                     3,688,302*+
    170,700  Cerner Corp.                                 3,410,586*+
    549,150  Networks Associates, Inc.                    6,276,784*+
                                                       ------------
             TOTAL COMPUTER SOFTWARE                     13,375,672
                                                       ------------
             CONSTRUCTION (1.8%)
    299,400  Toll Brothers, Inc.                          6,961,050*
                                                       ------------
             COSMETICS & HOUSEHOLD PRODUCTS (2.4%)
    147,700  Estee Lauder Companies, Inc.                 4,800,250
    124,200  Rohm and Haas Co.                            4,112,262
                                                       ------------
             TOTAL COSMETICS & HOUSEHOLD PRODUCTS         8,912,512
                                                       ------------
             ELECTRONICS (22.6%)
  3,257,657  Agere Systems, Inc.                          5,831,206*
  1,587,998  Agere Systems, Inc., Class B                 2,715,477*
    255,600  Anixter International, Inc.                  5,873,688*
    332,780  Arrow Electronics, Inc.                      5,617,326*
    194,900  Celestica, Inc.                              2,253,044*
    113,400  KLA-Tencor Corp.                             4,649,400*+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
47

TCW GALILEO VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            ------------
             ELECTRONICS (CONTINUED)
  1,163,700  LSI Logic Corp.                           $  6,237,432*
    633,275  National Semiconductor Corp.                11,861,241*+
    442,100  Tektronix, Inc.                              8,298,217*
    434,900  Teledyne Technologies, Inc.                  6,123,392*
    981,600  Teradyne, Inc.                              11,386,560*+
    694,800  Vishay Intertechnology, Inc.                 8,685,000*
    227,500  Waters Corp.                                 5,462,275*
                                                       ------------
             TOTAL ELECTRONICS                           84,994,258
                                                       ------------
             ENERGY & OIL SERVICES (1.9%)
     73,500  Devon Energy Corp.                           3,472,875
    235,301  Pride International, Inc.                    3,651,871*+
                                                       ------------
             TOTAL ENERGY & OIL SERVICES                  7,124,746
                                                       ------------
             ENTERTAINMENT & LEISURE (2.1%)
    693,320  Metro-Goldwyn-Mayer, Inc.                    7,730,518*
                                                       ------------
             FOODS, HOTELS & RESTAURANTS (2.3%)
    316,500  Starwood Hotels & Resorts Worldwide,
               Inc.                                       8,494,860
                                                       ------------
             INSURANCE (2.8%)
    261,700  Health Net, Inc.                             6,827,753*
    467,400  Phoenix Companies, Inc.                      3,692,460+
                                                       ------------
             TOTAL INSURANCE                             10,520,213
                                                       ------------
             MACHINERY (7.2%)
     67,400  Cooper Cameron Corp.                         3,225,764*+
    114,900  Cummins, Inc.                                3,114,939+
    250,100  Dover Corp.                                  7,187,874
    341,650  Pall Corp.                                   7,215,648
    263,900  York International Corp.                     6,307,210
                                                       ------------
             TOTAL MACHINERY                             27,051,435
                                                       ------------
             MEDIA--BROADCASTING & PUBLISHING (1.7%)
     88,300  Belo Corp.                                   1,987,633
    105,440  Meredith Corp.                               4,557,117
                                                       ------------
             TOTAL MEDIA--BROADCASTING & PUBLISHING       6,544,750
                                                       ------------
             MEDICAL SUPPLIES (4.4%)
    196,200  Beckman Coulter, Inc.                        7,626,294
    620,300  PerkinElmer, Inc.                            6,153,376
    467,425  PSS World Medical, Inc.                      2,809,224*
                                                       ------------
             TOTAL MEDICAL SUPPLIES                      16,588,894
                                                       ------------
             METALS (2.7%)
     98,150  Alliant Techsystems, Inc.                    5,272,618*+
    161,600  Phelps Dodge Corp.                           5,040,304*
                                                       ------------
             TOTAL METALS                                10,312,922
                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            ------------
             OIL & GAS (0.8%)
    123,100  Ensco International, Inc.                 $  3,126,740
                                                       ------------
             RETAIL (5.7%)
    473,300  American Eagle Outfitters, Inc.              8,282,750*
    336,300  J.C. Penney Co., Inc.                        5,737,278+
    263,700  Talbots, Inc.                                7,555,005+
                                                       ------------
             TOTAL RETAIL                                21,575,033
                                                       ------------
             TRANSPORTATION (4.0%)
    250,900  Carnival Corp.                               6,922,331+
    497,300  Southwest Airlines, Inc.                     7,936,908
                                                       ------------
             TOTAL TRANSPORTATION                        14,859,239
                                                       ------------
             TOTAL COMMON STOCK (COST: $397,198,812)
               (95.7%)                                  359,529,799
                                                       ------------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS
-----------  ----------------------
$ 2,572,508  Bank of Montreal, 1.34%, due 05/01/03        2,572,508**
  2,486,758  Bank of Nova Scotia, 1.25%,
               due 05/07/03                               2,486,758**
 10,568,720  BlackRock TempCash Fund, 1.24%,
               due 05/01/03                              10,568,720**
  3,108,447  BNP Paribas, 1.25%, due 05/07/03             3,108,447**
  6,216,894  Canadian Imperial Bank of Commerce,
               1.4%, due 11/04/03                         6,216,894**
    621,690  Comerica Bank, 1.31%, due 11/19/03             621,690**
  1,865,068  Den Danske Bank, 1.25%, due 05/07/03         1,865,068**
 18,864,955  Investors Bank & Trust Depository
               Reserve, 1%, due 05/01/03                 18,864,955
  1,243,379  Merrill Lynch & Co., Inc., 1.48%,
               due 11/26/03                               1,243,379**
 10,320,044  Merrimac Money Market Fund, 1.23%,
               due 05/01/03                              10,320,044**
  6,216,894  Royal Bank of Canada, 1.23%,
               due 05/01/03                               6,216,894**
  1,865,068  Toronto Dominion Bank, 1.25%,
               due 05/07/03                               1,865,068**
                                                       ------------
             TOTAL SHORT-TERM INVESTMENTS (COST:
               $65,950,425) (17.6%)                      65,950,425
                                                       ------------
             TOTAL INVESTMENTS (COST: $463,149,237)
               (113.3%)                                 425,480,224
             LIABILITIES IN EXCESS OF OTHER ASSETS
               (-13.3%)                                 (49,781,966)
                                                       ------------
             NET ASSETS (100.0%)                       $375,698,258
                                                       ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
49

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2003

                                     TCW GALILEO
                                     AGGRESSIVE     TCW GALILEO    TCW GALILEO
                                       GROWTH       CONVERTIBLE    DIVERSIFIED
                                      EQUITIES      SECURITIES        VALUE
                                        FUND           FUND           FUND
                                     -----------    -----------    -----------
                                            DOLLAR AMOUNTS IN THOUSANDS
                                            (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)          $  154,022     $   101,110     $  5,719
  Receivable for Securities Sold             --             580           --
  Receivables for Fund Shares Sold           93              50           --
  Interest and Dividends Receivable          17             739            9
                                     ----------     -----------     --------
    Total Assets                        154,132         102,479        5,728
                                     ----------     -----------     --------
LIABILITIES
  Payables for Securities Purchased          --           3,140           29
  Payables for Fund Shares Redeemed          47              --            1
  Payables Upon Return of
    Securities Loaned                    26,203          13,553           --
  Accrued Management Fees                    92              51           --
  Other Accrued Expenses                     57              30           24
                                     ----------     -----------     --------
    Total Liabilities                    26,399          16,774           54
                                     ----------     -----------     --------
NET ASSETS                           $  127,733     $    85,705     $  5,674
                                     ==========     ===========     ========
NET ASSETS CONSIST OF:
  Paid-in Capital                    $  201,049     $   103,684     $  6,665
  Undistributed Net Realized (Loss)
    on Investments                      (96,289)        (23,350)        (691)
  Unrealized Appreciation
    (Depreciation) on Investments        32,075           5,339         (301)
  Undistributed Net Investment
    Income (Loss)                        (9,102)             32            1
                                     ----------     -----------     --------
NET ASSETS                           $  127,733     $    85,705     $  5,674
                                     ==========     ===========     ========
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                     $   81,546     $    85,705     $     --
                                     ==========     ===========     ========
  N Class Shares                     $   46,187     $        --     $  5,674
                                     ==========     ===========     ========
  K Class Shares                     $       --(2)  $        --     $     --
                                     ==========     ===========     ========
CAPITAL SHARES OUTSTANDING:
  I Class                             8,625,086      11,167,732           --
                                     ==========     ===========     ========
  N Class                             4,960,632              --      676,257
                                     ==========     ===========     ========
  K Class                                    13              --           --
                                     ==========     ===========     ========
NET ASSET VALUE PER SHARE:
  I Class                            $     9.45     $      7.67     $     --
                                     ==========     ===========     ========
  N Class                            $     9.31     $        --     $   8.39
                                     ==========     ===========     ========
  K Class                            $     9.45     $        --     $     --
                                     ==========     ===========     ========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND, THE TCW GALILEO CONVERTIBLE SECURITIES FUND AND THE TCW GALILEO DIVERSIFIED VALUE FUND AT APRIL 30, 2003 WAS $121,947, $95,771 AND $6,020,
     RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]

--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2003

                                     TCW GALILEO
                                       FOCUSED    TCW GALILEO  TCW GALILEO
                                      LARGE CAP     GROWTH      INCOME +
                                        VALUE      INSIGHTS      GROWTH
                                        FUND         FUND         FUND
                                     -----------  -----------  -----------
                                          DOLLAR AMOUNTS IN THOUSANDS
                                          (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)           $    802     $  1,446    $   30,655
  Receivable for Securities Sold             1           --            --
  Receivable for Fund Shares Sold           --           --             2
  Interest and Dividends Receivable          1           --            64
                                      --------     --------    ----------
    Total Assets                           804        1,446        30,721
                                      --------     --------    ----------
LIABILITIES
  Payable for Securities Purchased          --           28            --
  Payables for Fund Shares Redeemed         --           --             3
  Payable Upon Return of Securities
    Loaned                                  --           --         3,521
  Accrued Management Fees                   --           --            14
  Other Accrued Expenses                    12           14            32
                                      --------     --------    ----------
    Total Liabilities                       12           42         3,570
                                      --------     --------    ----------
NET ASSETS                            $    792     $  1,404    $   27,151
                                      ========     ========    ==========
NET ASSETS CONSIST OF:
  Paid-in Capital                     $  1,047     $  3,455    $   22,626
  Undistributed Net Realized Gain
    (Loss) on Investments                 (204)      (2,018)        1,747
  Unrealized Appreciation
    (Depreciation) on Investments          (48)          54         2,754
  Undistributed Net Investment
    Income (Loss)                           (3)         (87)           24
                                      --------     --------    ----------
NET ASSETS                            $    792     $  1,404    $   27,151
                                      ========     ========    ==========
NET ASSETS ATTRIBUTABLE TO:
  N Class Shares                      $    792     $  1,404    $   27,151
                                      ========     ========    ==========
CAPITAL SHARES OUTSTANDING:
  N Class                              104,772      277,894     3,275,945
                                      ========     ========    ==========
NET ASSET VALUE PER SHARE:
  N Class                             $   7.56     $   5.05    $     8.29
                                      ========     ========    ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO FOCUSED LARGE CAP VALUE FUND, THE TCW GALILEO GROWTH INSIGHTS FUND AND THE TCW GALILEO INCOME + GROWTH FUND AT APRIL 30, 2003 WAS $850, $1,392 AND $27,901, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2003

                                                    TCW GALILEO    TCW GALILEO                   TCW GALILEO
                                                     LARGE CAP      LARGE CAP     TCW GALILEO      SELECT
                                                      GROWTH          VALUE       OPPORTUNITY     EQUITIES
                                                       FUND           FUND           FUND           FUND
                                                    -----------    -----------    -----------    -----------
                                                                  DOLLAR AMOUNTS IN THOUSANDS
                                                                   (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)                          $  7,436      $   87,409     $   42,213     $ 1,670,676
  Receivables for Securities Sold                          --             107              4           4,973
  Receivables for Fund Shares Sold                         --              23             --           3,717
  Interest and Dividends Receivable                         4              66             30             133
                                                     --------      ----------     ----------     -----------
    Total Assets                                        7,440          87,605         42,247       1,679,499
                                                     --------      ----------     ----------     -----------
LIABILITIES
  Payables for Securities Purchased                       145               3             26              23
  Payables for Fund Shares Redeemed                        --              --              8             515
  Payables Upon Return of Securities Loaned               325           2,594          7,098         108,836
  Accrued Management Fees                                  --              34             19             918
  Other Accrued Expenses                                   18              51             37             374
                                                     --------      ----------     ----------     -----------
    Total Liabilities                                     488           2,682          7,188         110,666
                                                     --------      ----------     ----------     -----------
NET ASSETS                                           $  6,952      $   84,923     $   35,059     $ 1,568,833
                                                     ========      ==========     ==========     ===========
NET ASSETS CONSIST OF:
  Paid-in Capital                                    $ 13,897      $  117,535     $   37,459     $ 2,016,855
  Undistributed Net Realized (Loss) on Investments     (7,159)        (34,305)        (1,625)       (279,687)
  Unrealized Appreciation (Depreciation) on
    Investments                                           681           1,618           (575)       (148,305)
  Undistributed Net Investment Income (Loss)             (467)             75           (200)        (20,030)
                                                     --------      ----------     ----------     -----------
NET ASSETS                                           $  6,952      $   84,923     $   35,059     $ 1,568,833
                                                     ========      ==========     ==========     ===========
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                                     $  3,675      $   81,835     $   16,439     $ 1,151,437
                                                     ========      ==========     ==========     ===========
  N Class Shares                                     $  3,277      $    3,088     $   18,620     $   417,396
                                                     ========      ==========     ==========     ===========
  K Class Shares                                     $     --      $       --(2)  $       --(2)  $        --(2)
                                                     ========      ==========     ==========     ===========
CAPITAL SHARES OUTSTANDING:
  I Class                                             501,850       8,262,431      1,818,959      87,655,273
                                                     ========      ==========     ==========     ===========
  N Class                                             448,347         311,812      2,066,726      32,207,410
                                                     ========      ==========     ==========     ===========
  K Class                                                  --              10             11               6
                                                     ========      ==========     ==========     ===========
NET ASSET VALUE PER SHARE:
  I Class                                            $   7.32      $     9.90     $     9.04     $     13.14
                                                     ========      ==========     ==========     ===========
  N Class                                            $   7.31      $     9.90     $     9.01     $     12.96
                                                     ========      ==========     ==========     ===========
  K Class                                            $     --      $     9.90     $     9.04     $     13.14
                                                     ========      ==========     ==========     ===========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO LARGE CAP GROWTH FUND, THE TCW GALILEO LARGE CAP VALUE FUND, THE TCW GALILEO OPPORTUNITY FUND AND THE TCW GALILEO SELECT EQUITIES FUND AT APRIL 30, 2003 WAS $6,755, $85,791, $42,788 AND $1,818,981, RESPECTIVELY.
(2)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]

--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2003

                                                    TCW GALILEO    TCW GALILEO                    TCW GALILEO
                                                     SMALL CAP      SMALL CAP     TCW GALILEO        VALUE
                                                      GROWTH          VALUE       TECHNOLOGY     OPPORTUNITIES
                                                       FUND           FUND           FUND            FUND
                                                    -----------    -----------    -----------    -------------
                                                                   DOLLAR AMOUNTS IN THOUSANDS
                                                                    (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)                         $  161,153     $   21,841      $    819       $   425,480
  Receivables for Securities Sold                        2,173            393            --             1,135
  Receivables for Fund Shares Sold                          34             --            --               456
  Interest and Dividends Receivable                          9              7            --               256
                                                    ----------     ----------      --------       -----------
    Total Assets                                       163,369         22,241           819           427,327
                                                    ----------     ----------      --------       -----------
LIABILITIES
  Payables for Securities Purchased                      2,078             54            --             3,334
  Payables for Fund Shares Redeemed                         39              2            --               714
  Payables Upon Return of Securities Loaned             29,353             --            --            47,085
  Accrued Management Fees                                   96             13            --               233
  Other Accrued Expenses                                    92             19             8               263
                                                    ----------     ----------      --------       -----------
    Total Liabilities                                   31,658             88             8            51,629
                                                    ----------     ----------      --------       -----------
NET ASSETS                                          $  131,711     $   22,153      $    811       $   375,698
                                                    ==========     ==========      ========       ===========
NET ASSETS CONSIST OF:
  Paid-in Capital                                   $  330,146     $   26,025      $  1,864       $   469,968
  Undistributed Net Realized (Loss) on Investments    (186,695)        (2,147)       (1,112)          (53,320)
  Unrealized Appreciation (Depreciation) on
    Investments                                          2,321         (1,437)           93           (37,669)
  Undistributed Net Investment (Loss)                  (14,061)          (288)          (34)           (3,281)
                                                    ----------     ----------      --------       -----------
NET ASSETS                                          $  131,711     $   22,153      $    811       $   375,698
                                                    ==========     ==========      ========       ===========
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                                    $   68,527     $   22,153      $     --       $   290,928
                                                    ==========     ==========      ========       ===========
  N Class Shares                                    $   63,184     $       --(2)   $    811       $    84,770
                                                    ==========     ==========      ========       ===========
  K Class Shares                                    $       --(2)  $       --(2)   $     --       $        --(2)
                                                    ==========     ==========      ========       ===========
CAPITAL SHARES OUTSTANDING:
  I Class                                            6,488,712      2,353,198            --        19,926,961
                                                    ==========     ==========      ========       ===========
  N Class                                            6,052,600              7       325,004         5,845,350
                                                    ==========     ==========      ========       ===========
  K Class                                                   10             12            --                 8
                                                    ==========     ==========      ========       ===========
NET ASSET VALUE PER SHARE:
  I Class                                           $    10.56     $     9.41      $     --       $     14.60
                                                    ==========     ==========      ========       ===========
  N Class                                           $    10.44     $     9.41      $   2.49       $     14.50
                                                    ==========     ==========      ========       ===========
  K Class                                           $    10.56     $     9.41      $     --       $     14.60
                                                    ==========     ==========      ========       ===========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO SMALL CAP GROWTH FUND, THE TCW GALILEO SMALL CAP VALUE FUND, THE TCW GALILEO TECHNOLOGY FUND AND THE TCW GALILEO VALUE OPPORTUNITIES FUND AT APRIL 30, 2003 WAS $158,832, $23,278, $726 AND $463,149, RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2003

                                     TCW GALILEO
                                     AGGRESSIVE   TCW GALILEO  TCW GALILEO
                                       GROWTH     CONVERTIBLE  DIVERSIFIED
                                      EQUITIES    SECURITIES      VALUE
                                        FUND         FUND         FUND
                                     -----------  -----------  -----------
                                          DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends                           $     61      $   908        $39
  Interest                                  24          837          1
                                      --------      -------        ---
    Total                                   85        1,745         40
                                      --------      -------        ---
EXPENSES:
  Management Fees                          504          213         20
  Accounting Service Fees                   17            7          1
  Administration Fees                       24           12          1
  Transfer Agent Fees:
    I Class                                 17           14         --
    N Class                                 22           --          9
    K Class                                  4           --         --
  Custodian Fees                             6            7          3
  Professional Fees                         16           14          9
  Directors' Fees & Expenses                 5            5          5
  Registration Fees:
    I Class                                  9            8         --
    N Class                                  6           --          7
  Distribution Fees:
    N Class                                 40           --          7
  Other                                     22            8          2
                                      --------      -------        ---
    Total                                  692          288         64
    Less Expenses Borne by
      Investment Advisor:
      N Class                               --           --         32
      K Class                                4           --         --
                                      --------      -------        ---
      Net Expenses                         688          288         32
                                      --------      -------        ---
  Net Investment Income (Loss)            (603)       1,457          8
                                      --------      -------        ---
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on
    Investments                        (12,689)      (3,554)         6
  Change in Unrealized Appreciation
    on Investments                      31,556       10,085         66
                                      --------      -------        ---
  Net Realized and Unrealized Gain
    (Loss) on Investments               18,867        6,531         72
                                      --------      -------        ---
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $ 18,264      $ 7,988        $80
                                      ========      =======        ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]

--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2003

                                     TCW GALILEO
                                       FOCUSED    TCW GALILEO  TCW GALILEO
                                      LARGE CAP     GROWTH      INCOME +
                                        VALUE      INSIGHTS      GROWTH
                                        FUND         FUND         FUND
                                     -----------  -----------  -----------
                                          DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                         $  7         $   4       $  324
  Interest                                --            --            9
                                        ----         -----       ------
    Total                                  7             4          333
                                        ----         -----       ------
EXPENSES:
  Management Fees                          3             7           99
  Accounting Service Fees                 --            --            4
  Administration Fees                     --            --            5
  Transfer Agent Fees:
    N Class                                4             4           20
  Custodian Fees                           5             3            3
  Professional Fees                        6             6           13
  Directors' Fees & Expenses               5             5            5
  Registration Fees:
    N Class                               --            --            8
  Distribution Fees:
    N Class                                1             2           33
  Other                                    1             1            6
                                        ----         -----       ------
    Total                                 25            28          196
    Less Expenses Borne by
      Investment Advisor:
      N Class                             19            14           20
                                        ----         -----       ------
      Net Expenses                         6            14          176
                                        ----         -----       ------
  Net Investment Income (Loss)             1           (10)         157
                                        ----         -----       ------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on
    Investments                          (74)         (260)       1,791
  Change in Unrealized Appreciation
    (Depreciation) on Investments         81           368         (889)
                                        ----         -----       ------
  Net Realized and Unrealized Gain
    (Loss) on Investments                  7           108          902
                                        ----         -----       ------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                       $  8         $  98       $1,059
                                        ====         =====       ======

(1)  NET OF FOREIGN TAXES WITHHELD OF THE TCW GALILEO INCOME + GROWTH FUND WAS
     $2.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2003

                                TCW GALILEO  TCW GALILEO               TCW GALILEO
                                 LARGE CAP    LARGE CAP   TCW GALILEO    SELECT
                                  GROWTH        VALUE     OPPORTUNITY   EQUITIES
                                   FUND         FUND         FUND         FUND
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                   $   46      $    911      $  154      $   2,528
  Interest                             3             5          14            143
                                  ------      --------      ------      ---------
    Total                             49           916         168          2,671
                                  ------      --------      ------      ---------
EXPENSES:
  Management Fees                     22           286         152          5,092
  Accounting Service Fees              3            21           8            200
  Administration Fees                  4            30           9            256
  Transfer Agent Fees:
    I Class                           14            15           1             63
    N Class                           16            15          25            160
    K Class                           --             4           4              4
  Custodian Fees                       6             9           8             15
  Professional Fees                   14            16          15             40
  Directors' Fees & Expenses           5             5           5              5
  Registration Fees:
    I Class                            8             9           7             16
    N Class                            6             6           7              7
  Distribution Fees:
    N Class                            1             4          23            397
  Other                                2            21           7            276
                                  ------      --------      ------      ---------
    Total                            101           441         271          6,531
    Less Expenses Borne by
      Investment Advisor:
      I Class                         16            --           3             --
      N Class                         24            16          31             --
      K Class                         --             4           3              4
                                  ------      --------      ------      ---------
      Net Expenses                    61           421         234          6,527
                                  ------      --------      ------      ---------
  Net Investment Income (Loss)       (12)          495         (66)        (3,856)
                                  ------      --------      ------      ---------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on
    Investments                     (935)      (14,484)        921       (161,297)
  Change in Unrealized
    Appreciation on
    Investments                    1,360        13,477         325        377,050
                                  ------      --------      ------      ---------
  Net Realized and Unrealized
    Gain (Loss) on Investments       425        (1,007)      1,246        215,753
                                  ------      --------      ------      ---------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                      $  413      $   (512)     $1,180      $ 211,897
                                  ======      ========      ======      =========

(1)  NET OF FOREIGN TAXES WITHHELD OF THE TCW GALILEO OPPORTUNITY FUND WAS $2.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]

--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2003

                                TCW GALILEO  TCW GALILEO                TCW GALILEO
                                 SMALL CAP    SMALL CAP   TCW GALILEO      VALUE
                                  GROWTH        VALUE     TECHNOLOGY   OPPORTUNITIES
                                   FUND         FUND         FUND          FUND
                                -----------  -----------  -----------  -------------
                                            DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends                      $     22      $    45       $ --        $  1,524
  Interest                             41            2         --              45
                                 --------      -------       ----        --------
    Total                              63           47         --           1,569
                                 --------      -------       ----        --------
EXPENSES:
  Management Fees                     578          105          3           1,469
  Accounting Service Fees              22            3         --              64
  Administration Fees                  32            3         --              90
  Transfer Agent Fees:
    I Class                            38            7         --              80
    N Class                            20            4         16              51
    K Class                             4            4         --               4
  Custodian Fees                       13           16          4              12
  Professional Fees                    17           14          9              22
  Directors' Fees & Expenses            5            5          5               5
  Registration Fees:
    I Class                            10            9         --              23
    N Class                             6           --         --               5
  Distribution Fees:
    N Class                            68           --          1             106
  Other                                34            4          1              88
                                 --------      -------       ----        --------
    Total                             847          174         39           2,019
    Less Expenses Borne by
      Investment Advisor:
      I Class                          --            3         --              --
      N Class                          --            4         32              --
      K Class                           4            4         --               4
                                 --------      -------       ----        --------
      Net Expenses                    843          163          7           2,015
                                 --------      -------       ----        --------
  Net Investment (Loss)              (780)        (116)        (7)           (446)
                                 --------      -------       ----        --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net Realized (Loss) on
    Investments                   (27,178)      (1,202)       (39)        (23,507)
  Change in Unrealized
    Appreciation on
    Investments                    32,398        2,959        169          62,627
                                 --------      -------       ----        --------
  Net Realized and Unrealized
    Gain (Loss) on Investments      5,220        1,757        130          39,120
                                 --------      -------       ----        --------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS      $  4,440      $ 1,641       $123        $ 38,674
                                 ========      =======       ====        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO               TCW GALILEO
                                   AGGRESSIVE GROWTH            CONVERTIBLE
                                     EQUITIES FUND            SECURITIES FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2003      OCTOBER 31,     2003      OCTOBER 31,
                                (UNAUDITED)     2002      (UNAUDITED)     2002
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)   $   (603)    $ (1,265)     $ 1,457      $ 2,322
  Net Realized (Loss) on
    Investments                   (12,689)     (39,742)      (3,554)      (8,470)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                    31,556       14,000       10,085         (360)
                                 --------     --------      -------      -------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                     18,264      (27,007)       7,988       (6,508)
                                 --------     --------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                            --           --       (1,442)      (2,173)
                                 --------     --------      -------      -------
NET CAPITAL SHARE TRANSACTIONS
  I Class                           9,379      (11,186)      32,342        4,110
  N Class                          16,319        7,248           --           --
  K Class                              --(1)        --           --           --
                                 --------     --------      -------      -------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions     25,698       (3,938)      32,342        4,110
                                 --------     --------      -------      -------
  Increase (Decrease) in Net
    Assets                         43,962      (30,945)      38,888       (4,571)
NET ASSETS
  Beginning of Period              83,771      114,716       46,817       51,388
                                 --------     --------      -------      -------
  End of Period                  $127,733     $ 83,771      $85,705      $46,817
                                 ========     ========      =======      =======

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]

--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                           TCW GALILEO                        TCW GALILEO
                                           DIVERSIFIED                     FOCUSED LARGE CAP
                                           VALUE FUND                          VALUE FUND
                           -------------------------------------------  ------------------------
                           SIX MONTHS                                   SIX MONTHS
                              ENDED                                        ENDED
                            APRIL 30,   DECEMBER 1, 2001   YEAR ENDED    APRIL 30,   YEAR ENDED
                              2003          THROUGH       NOVEMBER 30,     2003      OCTOBER 31,
                           (UNAUDITED)  OCTOBER 31, 2002      2001      (UNAUDITED)     2002
                           -----------  ----------------  ------------  -----------  -----------
                                                DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income      $    8         $    33         $    11        $  1        $    1
  Net Realized Gain
    (Loss) on Investments         6            (210)            179         (74)          (91)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                  66            (745)           (185)         81           (45)
                             ------         -------         -------        ----        ------
  Increase (Decrease) in
    Net Assets Resulting
    from Operations              80            (922)              5           8          (135)
                             ------         -------         -------        ----        ------
DISTRIBUTIONS TO
  SHAREHOLDERS
  Distributions from Net
    Investment Income:
    N Class                     (38)             (5)            (15)(1)      (2)           --
                             ------         -------         -------        ----        ------
NET CAPITAL SHARE
  TRANSACTIONS
  N Class                     1,744            (453)         (1,261)(1)       2            --
                             ------         -------         -------        ----        ------
  Increase (Decrease) in
    Net Assets                1,786          (1,380)         (1,271)          8          (135)
NET ASSETS
  Beginning of Period         3,888           5,268           6,539         784           919
                             ------         -------         -------        ----        ------
  End of Period              $5,674         $ 3,888         $ 5,268        $792        $  784
                             ======         =======         =======        ====        ======

(1) AMOUNT REPRESENTS THE TOTAL OF A, B, AND I CLASSES OF THE FORMER COWEN FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                 TCW GALILEO                         TCW GALILEO
                                    GROWTH                         INCOME + GROWTH
                                INSIGHTS FUND                           FUND
                           ------------------------  -------------------------------------------
                           SIX MONTHS                SIX MONTHS
                              ENDED                     ENDED
                            APRIL 30,   YEAR ENDED    APRIL 30,   DECEMBER 1, 2001   YEAR ENDED
                              2003      OCTOBER 31,     2003          THROUGH       NOVEMBER 30,
                           (UNAUDITED)     2002      (UNAUDITED)  OCTOBER 31, 2002      2001
                           -----------  -----------  -----------  ----------------  ------------
                                                DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income
    (Loss)                   $  (10)      $   (48)     $   157        $    346        $   365
  Net Realized Gain
    (Loss) on Investments      (260)       (1,064)       1,791           3,944            726
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                 368           359         (889)         (7,725)         1,262
                             ------       -------      -------        --------        -------
  Increase (Decrease) in
    Net Assets Resulting
    from Operations              98          (753)       1,059          (3,435)         2,353
                             ------       -------      -------        --------        -------
DISTRIBUTIONS TO
  SHAREHOLDERS
  Distributions from Net
    Investment Income:
    N Class                      --            --         (213)           (335)          (422)(1)
  Distributions from Net
    Realized Gain:
    N Class                      --            --       (2,685)         (1,513)        (1,182)(1)
                             ------       -------      -------        --------        -------
  Total Distributions to
    Shareholders                 --            --       (2,898)         (1,848)        (1,604)
                             ------       -------      -------        --------        -------
NET CAPITAL SHARE
  TRANSACTIONS
  N Class                      (647)         (309)       2,272          (5,025)        (1,065)(1)
                             ------       -------      -------        --------        -------
  Increase (Decrease) in
    Net Assets                 (549)       (1,062)         433         (10,308)          (316)
NET ASSETS
  Beginning of Period         1,953         3,015       26,718          37,026         37,342
                             ------       -------      -------        --------        -------
  End of Period              $1,404       $ 1,953      $27,151        $ 26,718        $37,026
                             ======       =======      =======        ========        =======

(1) AMOUNT REPRESENTS THE TOTAL OF A, B AND I CLASSES OF THE FORMER COWEN FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]

--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO               TCW GALILEO
                                       LARGE CAP                 LARGE CAP
                                      GROWTH FUND                VALUE FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2003      OCTOBER 31,     2003      OCTOBER 31,
                                (UNAUDITED)     2002      (UNAUDITED)     2002
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)    $   (12)     $   (53)    $    495     $  1,083
  Net Realized (Loss) on
    Investments                      (935)        (592)     (14,484)     (13,301)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                     1,360       (1,245)      13,477       (1,418)
                                  -------      -------     --------     --------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                        413       (1,890)        (512)     (13,636)
                                  -------      -------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                            --           --       (1,185)        (979)
    N Class                            --           --          (13)          --
                                  -------      -------     --------     --------
  Total Distributions to
    Shareholders                       --           --       (1,198)        (979)
                                  -------      -------     --------     --------
NET CAPITAL SHARE TRANSACTIONS
    I Class                        (3,737)      (3,907)     (29,112)     (10,502)
    N Class                         2,934            1          144          662
    K Class                            --           --           --(1)        --
                                  -------      -------     --------     --------
  (Decrease) in Net Assets
    Resulting from Net Capital
    Share Transactions               (803)      (3,906)     (28,968)      (9,840)
                                  -------      -------     --------     --------
  (Decrease) in Net Assets           (390)      (5,796)     (30,678)     (24,455)
NET ASSETS
  Beginning of Period               7,342       13,138      115,601      140,056
                                  -------      -------     --------     --------
  End of Period                   $ 6,952      $ 7,342     $ 84,923     $115,601
                                  =======      =======     ========     ========

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                        TCW GALILEO                   TCW GALILEO SELECT
                                      OPPORTUNITY FUND                  EQUITIES FUND
                           --------------------------------------  ------------------------
                           SIX MONTHS   DECEMBER 1,                SIX MONTHS
                              ENDED        2001                       ENDED
                            APRIL 30,     THROUGH     YEAR ENDED    APRIL 30,   YEAR ENDED
                              2003      OCTOBER 31,  NOVEMBER 30,     2003      OCTOBER 31,
                           (UNAUDITED)     2002          2001      (UNAUDITED)     2002
                           -----------  -----------  ------------  -----------  -----------
                                             DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment (Loss)      $   (66)     $  (134)     $  (247)    $   (3,856)  $   (8,345)
  Net Realized Gain
    (Loss) on Investments        921         (832)       3,609       (161,297)     (15,668)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                  325       (4,022)       1,539        377,050     (318,854)
                             -------      -------      -------     ----------   ----------
  Increase (Decrease) in
    Net Assets Resulting
    from Operations            1,180       (4,988)       4,901        211,897     (342,867)
                             -------      -------      -------     ----------   ----------
DISTRIBUTIONS TO
  SHAREHOLDERS
  Distributions from Net
    Realized Gain:
    I Class                       --         (560)        (273)(2)         --           --
    N Class                       --       (1,518)        (785)(3)         --           --
                             -------      -------      -------     ----------   ----------
  Total Distributions to
    Shareholders                  --       (2,078)      (1,058)            --           --
                             -------      -------      -------     ----------   ----------
NET CAPITAL SHARE
  TRANSACTIONS
  I Class                        735        8,078          343(2)       8,955      454,888
  N Class                     (1,557)      (1,303)      (2,054)(3)     82,796      173,889
  K Class                         --(1)        --           --             --           --
                             -------      -------      -------     ----------   ----------
  Increase (Decrease) in
    Net Assets Resulting
    from Net Capital
    Share Transactions          (822)       6,775       (1,711)        91,751      628,777
                             -------      -------      -------     ----------   ----------
  Increase (Decrease) in
    Net Assets                   358         (291)       2,132        303,648      285,910
NET ASSETS
  Beginning of Period         34,701       34,992       32,860      1,265,185      979,275
                             -------      -------      -------     ----------   ----------
  End of Period              $35,059      $34,701      $34,992     $1,568,833   $1,265,185
                             =======      =======      =======     ==========   ==========

(1)  AMOUNT ROUNDS TO LESS THAN $1.
(2)  AMOUNT REPRESENTS THE I CLASS OF THE FORMER COWEN FUND. SEE NOTE 1.
(3) AMOUNT REPRESENTS THE TOTAL OF A AND B CLASSES OF THE FORMER COWEN FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]

--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO               TCW GALILEO
                                       SMALL CAP                 SMALL CAP
                                      GROWTH FUND                VALUE FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2003      OCTOBER 31,     2003      OCTOBER 31,
                                (UNAUDITED)     2002      (UNAUDITED)     2002
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment (Loss)          $   (780)    $ (2,360)     $  (116)     $  (152)
  Net Realized (Loss) on
    Investments                   (27,178)     (83,472)      (1,202)        (926)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                    32,398       16,268        2,959       (4,111)
                                 --------     --------      -------      -------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                      4,440      (69,564)       1,641       (5,189)
                                 --------     --------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Realized Gain:
    I Class                            --           --           --          (21)
                                 --------     --------      -------      -------
NET CAPITAL SHARE TRANSACTIONS
  I Class                          (5,207)     (31,674)       8,824       12,724
  N Class                           8,460        9,375           --           --(1)
  K Class                              --(1)        --           --(1)        --
                                 --------     --------      -------      -------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions      3,253      (22,299)       8,824       12,724
                                 --------     --------      -------      -------
  Increase (Decrease) in Net
    Assets                          7,693      (91,863)      10,465        7,514
NET ASSETS
  Beginning of Period             124,018      215,881       11,688        4,174
                                 --------     --------      -------      -------
  End of Period                  $131,711     $124,018      $22,153      $11,688
                                 ========     ========      =======      =======

(1)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

63
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TCW GALILEO FUNDS, INC.
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U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO            TCW GALILEO VALUE
                                    TECHNOLOGY FUND          OPPORTUNITIES FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2003      OCTOBER 31,     2003      OCTOBER 31,
                                (UNAUDITED)     2002      (UNAUDITED)     2002
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment (Loss)            $ (7)        $ (16)     $   (446)    $  (2,512)
  Net Realized (Loss) on
    Investments                     (39)         (590)      (23,507)      (32,415)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                     169           300        62,627      (110,697)
                                   ----         -----      --------     ---------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                      123          (306)       38,674      (145,624)
                                   ----         -----      --------     ---------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Realized Gain:
    I Class                          --            --            --        (4,337)
    N Class                          --            --            --        (1,058)
                                   ----         -----      --------     ---------
  Total Distributions to
    Shareholders                     --            --            --        (5,395)
                                   ----         -----      --------     ---------
NET CAPITAL SHARE TRANSACTIONS
  I Class                            --            --       (13,899)       40,311
  N Class                            11            84        (6,258)       63,602
  K Class                            --            --            --(1)         --
                                   ----         -----      --------     ---------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions       11            84       (20,157)      103,913
                                   ----         -----      --------     ---------
  Increase (Decrease) in Net
    Assets                          134          (222)       18,517       (47,106)
NET ASSETS
  Beginning of Period               677           899       357,181       404,287
                                   ----         -----      --------     ---------
  End of Period                    $811         $ 677      $375,698     $ 357,181
                                   ====         =====      ========     =========

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         APRIL 30, 2003

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Societe Generale Asset Management International Ltd. (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Growth Equities Fund, and the TCW Galileo Select International Growth Equities Fund. SGY Asset Management (Singapore) Ltd. ("SGY") is a sub-advisor to the TCW Galileo Asia Pacific Equities Fund. The Advisor and SGY are the second-tier subsidiaries of Societe Generale Asset Management, S.A. Each Fund has distinct investment objectives and policies.

The TCW Galileo Aggressive Growth Equities Fund, the TCW Galileo Large Cap Value Fund, the TCW Galileo Opportunity Fund, the TCW Galileo Select Equities Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Small Cap Value Fund, and the TCW Galileo Value Opportunities Fund offer three classes of shares:
I Class, N Class and K Class. The TCW Galileo Large Cap Growth Fund offers two classes of shares: I Class and N Class. The other equity funds only offer I or N Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K Class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees. Please see Note 6.

Each respective fund commenced offering the K Class shares on November 1, 2002 except for the TCW Galileo Select Equities Fund which offered its K Class shares commencing on August 6, 2001. These K Class shares are not currently available to the general public.

On December 17, 2001, the TCW Galileo Diversified Value Fund, the TCW Galileo Income + Growth Fund, and the TCW Galileo Opportunity Fund acquired all the assets and liabilities of the SG Cowen Large Cap Value Fund, the SG Cowen Income + Growth Fund, and the SG Cowen Opportunity Fund (collectively "Cowen Funds"), respectively. The acquisition was accomplished by a tax-free exchange of the shares of the Cowen Funds for the shares of the respective Galileo fund based on the following exchange ratio:

                                       EXCHANGE RATIO
                                     -------------------
                                     CLASS  CLASS  CLASS
                                       A      B      I
                                     -----  -----  -----
SG Cowen Large Cap Value Fund        1.096  1.090  1.103
SG Cowen Income + Growth Fund        1.343  1.334  1.352
SG Cowen Opportunity Fund            1.676  1.546  1.734

All share classes for the SG Cowen Large Cap Value Fund and the SG Cowen Income + Growth Fund were exchanged into the N Class shares of the respective Galileo fund. For the SG Cowen Opportunity Fund, the A and B Class shares were exchanged into the N Class shares and the I Class shares were exchanged into the I Class shares of the TCW Galileo Opportunity Fund.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

65
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TCW GALILEO FUNDS, INC.
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U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on securities purchased are amortized using the effective yield method. Realized gains and losses on investments are recorded on the basis of specific identification.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no options contracts entered into during the six months ended April 30, 2003.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

66
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                                                                  APRIL 30, 2003

ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations (see Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS: The TCW Galileo Convertible Securities Fund, and the TCW Galileo Income + Growth Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other equity funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

RECLASSIFICATIONS: Certain reclassifications were made to the prior periods' Financial Highlights relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of April 30, 2003 (amounts in thousands):

                                      MARKET VALUE OF                       SECURITIES
                                     LOANED SECURITIES  COLLATERAL VALUE  LENDING INCOME*
                                     -----------------  ----------------  ---------------
TCW Galileo Aggressive Growth
  Equities Fund                           $ 25,429          $ 26,203            $ 7
TCW Galileo Convertible Securities
  Fund                                      13,192            13,553              6
TCW Galileo Income + Growth Fund             3,398             3,521              2
TCW Galileo Large Cap Growth Fund              315               326             --
TCW Galileo Large Cap Value Fund             2,499             2,594              2
TCW Galileo Opportunity Fund                 6,625             7,098              6
TCW Galileo Select Equities Fund           105,194           108,836             30
TCW Galileo Small Cap Growth Fund           28,019            29,353             22
TCW Galileo Value Opportunities
  Fund                                      44,670            47,085             14

  *  NET OF BROKER FEES.

Securities lending income is included in interest income in the Statements of Operations.

67
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--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2003, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                 TCW GALILEO   TCW GALILEO                TCW GALILEO
                                 AGGRESSIVE    CONVERTIBLE   TCW GALILEO    FOCUSED
                                   GROWTH       SECURITIES   DIVERSIFIED   LARGE CAP
                                EQUITIES FUND      FUND      VALUE FUND      VALUE
                                -------------  ------------  -----------  -----------
Unrealized Appreciation            $ 42,635    $     5,814    $    350      $    40
Unrealized (Depreciation)           (10,560)          (486)       (651)         (88)
                                   --------    -----------    --------      -------
Net Unrealized Appreciation
  (Depreciation)                   $ 32,075    $     5,328    $   (301)     $   (48)
                                   ========    ===========    ========      =======
Cost of Investments for
  Federal Income Tax Purposes      $121,947    $    95,782    $  6,020      $   850
                                   ========    ===========    ========      =======

                                 TCW GALILEO   TCW GALILEO   TCW GALILEO
                                   GROWTH        INCOME +     LARGE CAP   TCW GALILEO
                                  INSIGHTS        GROWTH       GROWTH      LARGE CAP
                                    FUND           FUND         FUND      VALUE FUND
                                -------------  ------------  -----------  -----------
Unrealized Appreciation            $    163    $     3,870    $    740      $ 7,221
Unrealized (Depreciation)              (109)        (1,116)        (59)      (5,603)
                                   --------    -----------    --------      -------
Net Unrealized Appreciation
  (Depreciation)                   $     54    $     2,754    $    681      $ 1,618
                                   ========    ===========    ========      =======
Cost of Investments for
  Federal Income Tax Purposes      $  1,392    $    27,901    $  6,755      $85,791
                                   ========    ===========    ========      =======

                                               TCW GALILEO   TCW GALILEO
                                 TCW GALILEO      SELECT      SMALL CAP   TCW GALILEO
                                 OPPORTUNITY     EQUITIES      GROWTH      SMALL CAP
                                    FUND           FUND         FUND      VALUE FUND
                                -------------  ------------  -----------  -----------
Unrealized Appreciation            $  3,583    $   171,404    $ 28,804      $ 1,480
Unrealized (Depreciation)            (4,158)      (319,709)    (26,483)      (2,917)
                                   --------    -----------    --------      -------
Net Unrealized Appreciation
  (Depreciation)                   $   (575)   $  (148,305)   $  2,321      $(1,437)
                                   ========    ===========    ========      =======
Cost of Investments for
  Federal Income Tax Purposes      $ 42,788    $(1,818,981)   $158,832      $23,278
                                   ========    ===========    ========      =======

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                                                                  APRIL 30, 2003

                                              TCW GALILEO
                                TCW GALILEO      VALUE
                                TECHNOLOGY   OPPORTUNITIES
                                   FUND          FUND
                                -----------  -------------
Unrealized Appreciation            $149         $ 32,758
Unrealized (Depreciation)           (56)         (70,427)
                                   ----         --------
Net Unrealized Appreciation
  (Depreciation)                   $ 93         $(37,669)
                                   ====         ========
Cost of Investments for
  Federal Income Tax Purposes      $726         $463,149
                                   ====         ========

At April 30, 2003, the following funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                       EXPIRING IN
                           ------------------------------------
                           2006   2007   2008   2009     2010
                           ----  ------  ----  -------  -------
TCW Galileo Aggressive
  Growth Equities Fund     $--   $   --  $ --  $43,859  $36,160
TCW Galileo Convertible
  Securities Fund           --       --    --   11,537    8,584
TCW Galileo Diversified
  Value Fund                --     145*  305*       --      185
TCW Galileo Focused Large
  Cap Value Fund            --       --    --       39       90
TCW Galileo Growth
  Insights Fund             --       --    --      427    1,051
TCW Galileo Large Cap
  Growth Fund               --       --    --    5,690      596
TCW Galileo Large Cap
  Value Fund                10    1,081   417    5,011   13,944
TCW Galileo Opportunity
  Fund                      --       --    --       --    1,009
TCW Galileo Select
  Equities Fund             --       --    --   96,926   14,594
TCW Galileo Small Cap
  Growth Fund               --       --    --   76,526   83,521
TCW Galileo Small Cap
  Value Fund                --       --    --       --      308
TCW Galileo Technology
  Fund                      --       --    --      461      539
TCW Galileo Value
  Opportunities Fund        --       --    --       --   28,064

  *  SUBJECT TO LIMITATION IMPOSED BY THE INTERNAL REVENUE CODE SECTION 382.

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Aggressive Growth Equities Fund          1.00%
TCW Galileo Convertible Securities Fund              0.75%
TCW Galileo Diversified Value Fund                   0.75%
TCW Galileo Focused Large Cap Value Fund             0.65%
TCW Galileo Growth Insights Fund                     0.90%
TCW Galileo Income + Growth Fund                     0.75%
TCW Galileo Large Cap Growth Fund                    0.55%
TCW Galileo Large Cap Value Fund                     0.55%
TCW Galileo Opportunity Fund                         0.90%
TCW Galileo Select Equities Fund                     0.75%
TCW Galileo Small Cap Growth Fund                    1.00%
TCW Galileo Small Cap Value Fund                     1.00%
TCW Galileo Technology Fund                          1.00%
TCW Galileo Value Opportunities Fund                 0.80%

69
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--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 5 -- FUND EXPENSES (CONTINUED)

The ordinary operating expenses for the funds listed below (each share class) are limited to the average total expense ratio as reported by Lipper Analytical Services, Inc. for each fund's respective investment objective, which is subject to change on a monthly basis. The average expense ratios reported by Lipper Analytical Services, Inc. as they relate to the investment objective of each Fund were:

TCW Galileo Aggressive Growth Equities Fund          1.76%
TCW Galileo Convertible Securities Fund              1.49%
TCW Galileo Diversified Value Fund                   1.44%
TCW Galileo Focused Large Cap Value Fund             1.42%
TCW Galileo Growth Insights Fund                     1.76%
TCW Galileo Income + Growth Fund                     1.43%
TCW Galileo Large Cap Growth Fund                    1.58%
TCW Galileo Large Cap Value Fund                     1.42%
TCW Galileo Opportunity Fund                         1.50%
TCW Galileo Select Equities Fund                     1.58%
TCW Galileo Small Cap Growth Fund                    1.74%
TCW Galileo Small Cap Value Fund                     1.73%
TCW Galileo Technology Fund                          2.04%
TCW Galileo Value Opportunities Fund                 1.59%

NOTE 6 -- DISTRIBUTION PLAN

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class and K Class shares for distribution and related services.

The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of each fund for procuring recordkeeping, subaccounting and other administrative services to investors of the fund. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 2003, were as follows (amounts in thousands):

                                   TCW GALILEO       TCW GALILEO    TCW GALILEO   TCW GALILEO
                                AGGRESSIVE GROWTH    CONVERTIBLE    DIVERSIFIED  FOCUSED LARGE
                                  EQUITIES FUND    SECURITIES FUND  VALUE FUND     CAP VALUE
                                -----------------  ---------------  -----------  -------------
Purchases at Cost                    $44,620           $63,956        $2,617          $269
                                     =======           =======        ======          ====
Sales Proceeds                       $21,408           $31,893        $1,036          $277
                                     =======           =======        ======          ====

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                                                                  APRIL 30, 2003

                                                            TCW GALILEO
                                 TCW GALILEO   TCW GALILEO   LARGE CAP   TCW GALILEO
                                   GROWTH       INCOME +      GROWTH      LARGE CAP
                                INSIGHTS FUND  GROWTH FUND     FUND      VALUE FUND
                                -------------  -----------  -----------  -----------
Purchases at Cost                   $  340      $  7,191      $ 7,725      $29,516
                                    ======      ========      =======      =======
Sales Proceeds                      $1,036      $  4,259      $ 3,453      $53,153
                                    ======      ========      =======      =======

                                                              TCW GALILEO
                                 TCW GALILEO    TCW GALILEO    SMALL CAP   TCW GALILEO
                                 OPPORTUNITY      SELECT        GROWTH      SMALL CAP
                                    FUND       EQUITIES FUND     FUND      VALUE FUND
                                -------------  -------------  -----------  -----------
Purchases at Cost                   $8,098        $400,429      $36,352      $16,417
                                    ======        ========      =======      =======
Sales Proceeds                      $8,910        $206,405      $30,866      $ 8,066
                                    ======        ========      =======      =======

                                                TCW GALILEO
                                 TCW GALILEO       VALUE
                                 TECHNOLOGY    OPPORTUNITIES
                                    FUND           FUND
                                -------------  -------------
Purchases at Cost                   $  107        $107,607
                                    ======        ========
Sales Proceeds                      $  123        $135,493
                                    ======        ========

There were no purchases or sales of U.S. Government Securities for the six months ended April 30, 2003

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each fund's shares were as follows:

TCW GALILEO AGGRESSIVE GROWTH
EQUITIES FUND                        SIX MONTHS ENDED
I CLASS                               APRIL 30, 2003                 YEAR ENDED
                                       (UNAUDITED)                OCTOBER 31, 2002
                                --------------------------  -----------------------------
                                                AMOUNT                         AMOUNT
                                  SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                ----------  --------------  -------------  --------------
Shares Sold                      3,680,757     $ 31,900       3,588,960       $ 35,186
Shares Redeemed                 (2,793,753)     (22,521)     (4,890,281)       (46,372)
                                ----------     --------      ----------       --------
Net Increase (Decrease)            887,004     $  9,379      (1,301,321)      $(11,186)
                                ==========     ========      ==========       ========

TCW GALILEO AGGRESSIVE GROWTH
EQUITIES FUND                        SIX MONTHS ENDED
N CLASS                               APRIL 30, 2003                 YEAR ENDED
                                       (UNAUDITED)                OCTOBER 31, 2002
                                --------------------------  -----------------------------
                                                AMOUNT                         AMOUNT
                                  SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                ----------  --------------  -------------  --------------
Shares Sold                      6,190,367     $ 51,644       7,940,400       $ 73,041
Shares Redeemed                 (4,276,759)     (35,325)     (7,183,716)       (65,793)
                                ----------     --------      ----------       --------
Net Increase                     1,913,608     $ 16,319         756,684       $  7,248
                                ==========     ========      ==========       ========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
K CLASS                                           NOVEMBER 1, 2002
                                                  (COMMENCEMENT OF
                                                      OFFERING
                                                 OF K CLASS SHARES)
                                                      THROUGH
                                                   APRIL 30, 2003
                                                    (UNAUDITED)
                                             --------------------------
                                                             AMOUNT
                                               SHARES    (IN THOUSANDS)
                                             ----------  --------------
Shares Sold                                          13     $     --(1)
                                             ----------     --------
Net Increase                                         13     $     --(1)
                                             ==========     ========

(1)  AMOUNT ROUNDS TO LESS THAN $1.

TCW GALILEO CONVERTIBLE SECURITIES FUND
I CLASS                                       SIX MONTHS ENDED
                                               APRIL 30, 2003                 YEAR ENDED
                                                (UNAUDITED)                OCTOBER 31, 2002
                                         --------------------------  -----------------------------
                                                         AMOUNT                         AMOUNT
                                           SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                         ----------  --------------  -------------  --------------
Shares Sold                               6,686,946     $ 48,197       3,729,389       $ 28,589
Shares Issued upon Reinvestment of
  Dividends                                 191,626        1,382         242,375          1,933
Shares Redeemed                          (2,366,492)     (17,237)     (3,040,213)       (26,412)
                                         ----------     --------      ----------       --------
Net Increase                              4,512,080     $ 32,342         931,551       $  4,110
                                         ==========     ========      ==========       ========

TCW GALILEO
DIVERSIFIED VALUE FUND        SIX MONTHS ENDED           DECEMBER 1, 2001
N CLASS                        APRIL 30, 2003                 THROUGH                      YEAR ENDED
                                 (UNAUDITED)             OCTOBER 31, 2002            NOVEMBER 30, 2001 (1)
                           -----------------------  ---------------------------  ------------------------------
                                        AMOUNT                       AMOUNT                          AMOUNT
                           SHARES   (IN THOUSANDS)    SHARES     (IN THOUSANDS)    SHARES (2)    (IN THOUSANDS)
                           -------  --------------  -----------  --------------  --------------  --------------
Shares Sold                226,858      $1,932         26,464        $ 274               387        $     4
Shares Issued upon
  Reinvestment of
  Dividends                  3,817          32             --           --             1,509             15
Shares Redeemed            (26,986)       (220)       (72,590)        (727)         (123,641)        (1,280)
                           -------      ------        -------        -----         ---------        -------
Net Increase (Decrease)    203,689      $1,744        (46,126)       $(453)         (121,745)       $(1,261)
                           =======      ======        =======        =====         =========        =======

(1)  REPRESENTS ACTIVITIES FOR A, B, AND I CLASSES OF THE FORMER COWEN FUND.
(2)  ADJUSTED BASED ON THE EXCHANGE RATIO STATED IN NOTE 1.

TCW GALILEO FOCUSED LARGE CAP VALUE FUND
N CLASS                                        SIX MONTHS ENDED
                                                APRIL 30, 2003                 YEAR ENDED
                                                 (UNAUDITED)                OCTOBER 31, 2002
                                          --------------------------  -----------------------------
                                                          AMOUNT                         AMOUNT
                                            SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                          ----------  --------------  -------------  --------------
Shares Issued upon Reinvestment of
  Dividends                                      273     $      2              --       $     --
                                          ----------     --------      ----------       --------
Net Increase                                     273     $      2              --       $     --
                                          ==========     ========      ==========       ========

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

TCW GALILEO GROWTH INSIGHTS FUND
N CLASS                               SIX MONTHS ENDED
                                       APRIL 30, 2003                YEAR ENDED
                                        (UNAUDITED)               OCTOBER 31, 2002
                                  ------------------------  ----------------------------
                                                AMOUNT                        AMOUNT
                                   SHARES   (IN THOUSANDS)     SHARES     (IN THOUSANDS)
                                  --------  --------------  ------------  --------------
Shares Sold                          6,150     $    29         279,399       $ 1,835
Shares Redeemed                   (148,520)       (676)       (332,912)       (2,144)
                                  --------     -------        --------       -------
Net (Decrease)                    (142,370)    $  (647)        (53,513)      $  (309)
                                  ========     =======        ========       =======

TCW GALILEO INCOME +
GROWTH FUND                    SIX MONTHS ENDED          DECEMBER 1, 2001
N CLASS                         APRIL 30, 2003               THROUGH                    YEAR ENDED
                                 (UNAUDITED)             OCTOBER 31, 2002          NOVEMBER 30, 2001 (1)
                           ------------------------  ------------------------  -----------------------------
                                         AMOUNT                    AMOUNT                         AMOUNT
                            SHARES   (IN THOUSANDS)   SHARES   (IN THOUSANDS)   SHARES (2)    (IN THOUSANDS)
                           --------  --------------  --------  --------------  -------------  --------------
Shares Sold                 181,452      $ 1,483      321,463     $ 3,208          391,325       $ 4,076
Shares Issued upon
  Reinvestment of
  Dividends                 323,632        2,682       25,258         246          146,779         1,510
Shares Redeemed            (224,827)      (1,893)    (833,148)     (8,479)        (645,932)       (6,651)
                           --------      -------     --------     -------        ---------       -------
Net Increase (Decrease)     280,257      $ 2,272     (486,427)    $(5,025)        (107,828)      $(1,065)
                           ========      =======     ========     =======        =========       =======

(1)  REPRESENTS ACTIVITIES FOR A, B, AND I CLASSES OF THE FORMER COWEN FUND.
(2)  ADJUSTED BASED ON THE EXCHANGE RATIO STATED IN NOTE 1.

TCW GALILEO LARGE CAP GROWTH FUND
I CLASS                                SIX MONTHS ENDED
                                        APRIL 30, 2003                YEAR ENDED
                                         (UNAUDITED)               OCTOBER 31, 2002
                                   ------------------------  ----------------------------
                                                 AMOUNT                        AMOUNT
                                    SHARES   (IN THOUSANDS)     SHARES     (IN THOUSANDS)
                                   --------  --------------  ------------  --------------
Shares Sold                         362,248     $ 2,567         214,691       $ 1,843
Shares Redeemed                    (923,402)     (6,304)       (645,171)       (5,750)
                                   --------     -------        --------       -------
Net (Decrease)                     (561,154)    $(3,737)       (430,480)      $(3,907)
                                   ========     =======        ========       =======

TCW GALILEO LARGE CAP GROWTH FUND
N CLASS                               SIX MONTHS ENDED
                                       APRIL 30, 2003                YEAR ENDED
                                        (UNAUDITED)               OCTOBER 31, 2002
                                   ------------------------  ----------------------------
                                                AMOUNT                        AMOUNT
                                   SHARES    (IN THOUSANDS)    SHARES      (IN THOUSANDS)
                                   --------  --------------  ------------  --------------
Shares Sold                         431,937     $ 3,030          15,922       $   119
Shares Redeemed                     (14,057)        (96)        (14,391)         (118)
                                   --------     -------        --------       -------
Net Increase                        417,880     $ 2,934           1,531       $     1
                                   ========     =======        ========       =======

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--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO LARGE CAP VALUE FUND
I CLASS                                SIX MONTHS ENDED
                                        APRIL 30, 2003                 YEAR ENDED
                                         (UNAUDITED)                OCTOBER 31, 2002
                                  --------------------------  -----------------------------
                                                  AMOUNT                         AMOUNT
                                    SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                  ----------  --------------  -------------  --------------
Shares Sold                          963,640     $  9,665       2,038,736       $ 23,621
Shares Issued upon Reinvestment
  of Dividends                        82,377          811          61,063            711
Shares Redeemed                   (4,344,302)     (39,588)     (3,041,720)       (34,834)
                                  ----------     --------      ----------       --------
Net (Decrease)                    (3,298,285)    $(29,112)       (941,921)      $(10,502)
                                  ==========     ========      ==========       ========

TCW GALILEO LARGE CAP VALUE FUND
N CLASS                               SIX MONTHS ENDED
                                       APRIL 30, 2003                  YEAR ENDED
                                         (UNAUDITED)                OCTOBER 31, 2002
                                  --------------------------  -----------------------------
                                                 AMOUNT                         AMOUNT
                                   SHARES     (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                  ----------  --------------  -------------  --------------
Shares Sold                          139,573     $  1,367         151,723       $  1,760
Shares Issued upon Reinvestment
  of Dividends                         1,275           12              --             --
Shares Redeemed                     (125,886)      (1,235)        (95,114)        (1,098)
                                  ----------     --------      ----------       --------
Net Increase                          14,962     $    144          56,609       $    662
                                  ==========     ========      ==========       ========

TCW GALILEO LARGE CAP VALUE FUND
K CLASS                               NOVEMBER 1, 2002
                                      (COMMENCEMENT OF
                                         OFFERING OF
                                   K CLASS SHARES) THROUGH
                                       APRIL 30, 2003
                                         (UNAUDITED)
                                  --------------------------
                                                 AMOUNT
                                   SHARES     (IN THOUSANDS)
                                  ----------  --------------
Shares Sold                               10           --(1)
                                  ----------     --------
Net Increase                              10     $     --(1)
                                  ==========     ========

(1)  AMOUNT ROUNDS TO LESS THAN $1.

TCW GALILEO
OPPORTUNITY FUND               SIX MONTHS ENDED            DECEMBER 1, 2001
I CLASS                         APRIL 30, 2003                  THROUGH                       YEAR ENDED
                                 (UNAUDITED)               OCTOBER 31, 2002             NOVEMBER 30, 2001 (1)
                           ------------------------  -----------------------------  ------------------------------
                                         AMOUNT                         AMOUNT                          AMOUNT
                            SHARES   (IN THOUSANDS)     SHARES      (IN THOUSANDS)    SHARES (2)    (IN THOUSANDS)
                           --------  --------------  -------------  --------------  --------------  --------------
Shares Sold                 354,948     $ 3,099        1,136,392       $11,796         1,369,182       $ 14,066
Shares Issued upon
  Reinvestment of
  Dividends                      --          --               --            --            28,381            268
Shares Redeemed            (277,096)     (2,364)        (361,312)       (3,718)       (1,359,616)       (13,991)
                           --------     -------        ---------       -------        ----------       --------
Net Increase                 77,852     $   735          775,080       $ 8,078            37,947       $    343
                           ========     =======        =========       =======        ==========       ========

(1)  REPRESENTS ACTIVITIES FOR THE I CLASS OF THE FORMER COWEN FUND.
(2)  ADJUSTED BASED ON THE EXCHANGE RATIO STATED IN NOTE 1.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

TCW GALILEO
OPPORTUNITY FUND               SIX MONTHS ENDED            DECEMBER 1, 2001
N CLASS                         APRIL 30, 2003                 THROUGH                      YEAR ENDED
                                 (UNAUDITED)               OCTOBER 31, 2002            NOVEMBER 30, 2001 (1)
                           ------------------------  ----------------------------  -----------------------------
                                         AMOUNT                        AMOUNT                         AMOUNT
                            SHARES   (IN THOUSANDS)     SHARES     (IN THOUSANDS)   SHARES (2)    (IN THOUSANDS)
                           --------  --------------  ------------  --------------  -------------  --------------
Shares Sold                  29,210     $   252         338,287       $ 3,618          121,461       $ 1,231
Shares Issued upon
  Reinvestment of
  Dividends                      --          --              --            --           78,705           750
Shares Redeemed            (212,709)     (1,809)       (476,247)       (4,921)        (388,607)       (4,035)
                           --------     -------        --------       -------        ---------       -------
Net (Decrease)             (183,499)    $(1,557)       (137,960)      $(1,303)        (188,441)      $(2,054)
                           ========     =======        ========       =======        =========       =======

(1)  REPRESENTS ACTIVITIES FOR THE A AND B CLASSES OF THE FORMER COWEN FUND.
(2)  ADJUSTED BASED ON THE EXCHANGE RATIO STATED IN NOTE 1.

TCW GALILEO OPPORTUNITY FUND
K CLASS                              NOVEMBER 1, 2002
                                     (COMMENCEMENT OF
                                        OFFERING OF
                                      K CLASS SHARES)
                                          THROUGH
                                      APRIL 30, 2003
                                        (UNAUDITED)
                                ---------------------------
                                                 AMOUNT
                                  SHARES     (IN THOUSANDS)
                                -----------  --------------
Shares Sold                              11    $      --(1)
                                -----------    ---------
Net Increase                             11    $      --(1)
                                ===========    =========

(1)  AMOUNTS ROUND TO LESS THAN $1.

TCW GALILEO SELECT EQUITIES FUND
I CLASS                                SIX MONTHS ENDED
                                        APRIL 30, 2003                   YEAR ENDED
                                          (UNAUDITED)                 OCTOBER 31, 2002
                                  ---------------------------  ------------------------------
                                                   AMOUNT                          AMOUNT
                                    SHARES     (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                  -----------  --------------  --------------  --------------
Shares Sold                        23,865,444    $ 291,061       57,622,124      $ 841,143
Shares Redeemed                   (20,103,139)    (282,106)     (28,250,421)      (386,255)
                                  -----------    ---------      -----------      ---------
Net Increase                        3,762,305    $   8,955       29,371,703      $ 454,888
                                  ===========    =========      ===========      =========

TCW GALILEO SELECT EQUITIES FUND
N CLASS                                SIX MONTHS ENDED
                                        APRIL 30, 2003                  YEAR ENDED
                                         (UNAUDITED)                 OCTOBER 31, 2002
                                  ---------------------------  ------------------------------
                                                  AMOUNT                          AMOUNT
                                    SHARES     (IN THOUSANDS)     SHARES       (IN THOUSANDS)
                                  -----------  --------------  --------------  --------------
Shares Sold                        13,501,907    $ 162,912       25,380,697      $ 354,414
Shares Redeemed                    (5,587,849)     (80,116)     (14,470,936)      (180,525)
                                  -----------    ---------      -----------      ---------
Net Increase                        7,914,058    $  82,796       10,909,761      $ 173,889
                                  ===========    =========      ===========      =========

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--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO SELECT EQUITIES FUND
K CLASS                                SIX MONTHS ENDED
                                        APRIL 30, 2003                  YEAR ENDED
                                         (UNAUDITED)                 OCTOBER 31, 2002
                                  --------------------------  ------------------------------
                                                  AMOUNT                          AMOUNT
                                    SHARES    (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                  ----------  --------------  --------------  --------------
Shares Redeemed                           --     $     --               --      $      --
                                  ----------     --------      -----------      ---------
Net Increase                              --     $     --               --      $      --
                                  ==========     ========      ===========      =========

TCW GALILEO SMALL CAP GROWTH FUND
I CLASS                                 SIX MONTHS ENDED
                                         APRIL 30, 2003                  YEAR ENDED
                                          (UNAUDITED)                 OCTOBER 31, 2002
                                   --------------------------  ------------------------------
                                                   AMOUNT                          AMOUNT
                                     SHARES    (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                   ----------  --------------  --------------  --------------
Shares Sold                         3,008,864     $ 29,918       10,712,394      $ 148,023
Shares Redeemed                    (3,492,818)     (35,125)     (13,139,842)      (179,697)
                                   ----------     --------      -----------      ---------
Net (Decrease)                       (483,954)    $ (5,207)      (2,427,448)     $ (31,674)
                                   ==========     ========      ===========      =========

TCW GALILEO SMALL CAP GROWTH FUND
N CLASS                                SIX MONTHS ENDED
                                        APRIL 30, 2003                  YEAR ENDED
                                         (UNAUDITED)                 OCTOBER 31, 2002
                                   --------------------------  ------------------------------
                                                  AMOUNT                          AMOUNT
                                    SHARES     (IN THOUSANDS)     SHARES       (IN THOUSANDS)
                                   ----------  --------------  --------------  --------------
Shares Sold                         3,548,910     $ 35,313        8,801,409      $ 124,916
Shares Redeemed                    (2,696,575)     (26,853)      (8,363,137)      (115,541)
                                   ----------     --------      -----------      ---------
Net Increase                          852,335     $  8,460          438,272      $   9,375
                                   ==========     ========      ===========      =========

TCW GALILEO SMALL CAP GROWTH FUND
K CLASS                                NOVEMBER 1, 2002
                                       (COMMENCEMENT OF
                                         OFFERING OF
                                   K CLASS SHARES) THROUGH
                                        APRIL 30, 2003
                                         (UNAUDITED)
                                   --------------------------
                                                  AMOUNT
                                    SHARES     (IN THOUSANDS)
                                   ----------  --------------
Shares Sold                                10     $     --(1)
                                   ----------     --------
Net Increase                               10     $     --(1)
                                   ==========     ========

(1)  AMOUNTS ROUND TO LESS THAN $1.

TCW GALILEO SMALL CAP VALUE FUND
I CLASS                                SIX MONTHS ENDED
                                        APRIL 30, 2003                  YEAR ENDED
                                         (UNAUDITED)                 OCTOBER 31, 2002
                                  --------------------------  ------------------------------
                                                  AMOUNT                          AMOUNT
                                    SHARES    (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                  ----------  --------------  --------------  --------------
Shares Sold                        1,432,913     $ 13,017        1,972,162      $  23,037
Shares Issued upon Reinvestment
  of Dividends                            --           --            1,662             21
Shares Redeemed                     (465,544)      (4,193)        (967,876)       (10,334)
                                  ----------     --------      -----------      ---------
Net Increase                         967,369     $  8,824        1,005,948      $  12,724
                                  ==========     ========      ===========      =========

                                                                          [ICON]

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                                                                  APRIL 30, 2003

                                                                       MAY 1, 2002
TCW GALILEO SMALL CAP VALUE FUND                                     (COMMENCEMENT OF
N CLASS                                SIX MONTHS ENDED                OFFERING OF
                                        APRIL 30, 2003           N CLASS SHARES) THROUGH
                                         (UNAUDITED)                 OCTOBER 31, 2002
                                  --------------------------  ------------------------------
                                                  AMOUNT                          AMOUNT
                                    SHARES    (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                  ----------  --------------  --------------  --------------
Shares Sold                               --    $      --                7      $      --(1)
                                  ----------    ---------      -----------      ---------
Net Increase                              --    $      --                7      $      --(1)
                                  ==========    =========      ===========      =========

(1)  AMOUNTS ROUND TO LESS THAN $1.

TCW GALILEO SMALL CAP VALUE FUND
K CLASS                                NOVEMBER 1, 2002
                                       (COMMENCEMENT OF
                                         OFFERING OF
                                       K CLASS SHARES)
                                           THROUGH
                                        APRIL 30, 2003
                                         (UNAUDITED)
                                  --------------------------
                                                  AMOUNT
                                    SHARES    (IN THOUSANDS)
                                  ----------  --------------
Shares Sold                               12    $      --(1)
                                  ----------    ---------
Net Increase                              12    $      --(1)
                                  ==========    =========

(1)  AMOUNTS ROUND TO LESS THAN $1.

TCW GALILEO TECHNOLOGY FUND
N CLASS                              SIX MONTHS ENDED
                                      APRIL 30, 2003                  YEAR ENDED
                                       (UNAUDITED)                 OCTOBER 31, 2002
                                --------------------------  ------------------------------
                                                AMOUNT                          AMOUNT
                                  SHARES    (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                ----------  --------------  --------------  --------------
Shares Sold                         25,240    $      60          239,438      $     545
Shares Redeemed                    (21,331)         (49)        (176,094)          (461)
                                ----------    ---------      -----------      ---------
Net Increase                         3,909    $      11           63,344      $      84
                                ==========    =========      ===========      =========

TCW GALILEO VALUE OPPORTUNITIES FUND
I CLASS                                    SIX MONTHS ENDED
                                            APRIL 30, 2003                  YEAR ENDED
                                             (UNAUDITED)                 OCTOBER 31, 2002
                                      --------------------------  ------------------------------
                                                      AMOUNT                          AMOUNT
                                        SHARES    (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                      ----------  --------------  --------------  --------------
Shares Sold                            6,992,077    $  96,470       32,689,977      $ 576,305
Shares Issued upon Reinvestment of
  Dividends                                   --           --          224,545          4,062
Shares Redeemed                       (8,079,279)    (110,369)     (33,725,910)      (540,056)
                                      ----------    ---------      -----------      ---------
Net Increase (Decrease)               (1,087,202)   $ (13,899)        (811,388)     $  40,311
                                      ==========    =========      ===========      =========

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--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO VALUE OPPORTUNITIES FUND
N CLASS                                    SIX MONTHS ENDED
                                            APRIL 30, 2003                  YEAR ENDED
                                             (UNAUDITED)                 OCTOBER 31, 2002
                                      --------------------------  ------------------------------
                                                      AMOUNT                          AMOUNT
                                        SHARES    (IN THOUSANDS)      SHARES      (IN THOUSANDS)
                                      ----------  --------------  --------------  --------------
Shares Sold                            3,601,331     $ 49,473       13,214,952      $ 232,745
Shares Issued upon Reinvestment of
  Dividends                                   --           --           57,870          1,044
Shares Redeemed                       (4,138,402)     (55,731)     (10,430,871)      (170,187)
                                      ----------     --------      -----------      ---------
Net Increase (Decrease)                 (537,071)    $ (6,258)       2,841,951      $  63,602
                                      ==========     ========      ===========      =========

TCW GALILEO VALUE OPPORTUNITIES FUND
K CLASS                                  NOVEMBER 1, 2002
                                         (COMMENCEMENT OF
                                            OFFERING OF
                                      K CLASS SHARES) THROUGH
                                          APRIL 30, 2003
                                            (UNAUDITED)
                                      --------------------------
                                                    AMOUNT
                                      SHARES      (IN THOUSANDS)
                                      ----------  --------------
Shares Sold                                    8     $     --(1)
                                      ----------     --------
Net Increase                                   8     $     --(1)
                                      ==========     ========

(1)  AMOUNTS ROUND TO LESS THAN $1.

NOTE 9 -- RESTRICTED SECURITIES

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2003.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                            YEAR ENDED OCTOBER 31,
                           APRIL 30, 2003    ------------------------------------------------------------
                            (UNAUDITED)         2002        2001        2000         1999         1998
                           --------------    ----------  ----------  -----------  -----------  ----------
Net Asset Value per
  Share, Beginning of
  Period                      $  7.80         $ 10.14     $ 28.11     $  22.29     $  11.35     $  9.40
                              -------         -------     -------     --------     --------     -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss) (3)       (0.05)          (0.11)      (0.13)       (0.25)       (0.14)      (0.11)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 1.70           (2.23)     (16.92)        8.80        12.68        2.06
                              -------         -------     -------     --------     --------     -------
Total from Investment
  Operations                     1.65           (2.34)     (17.05)        8.55        12.54        1.95
                              -------         -------     -------     --------     --------     -------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                    --              --       (0.92)       (2.73)       (1.60)         --
                              -------         -------     -------     --------     --------     -------
Net Asset Value per
  Share, End of Period        $  9.45         $  7.80     $ 10.14     $  28.11     $  22.29     $ 11.35
                              =======         =======     =======     ========     ========     =======
Total Return                    21.15% (2)     (23.08)%    (62.42)%      40.14%      121.34%      20.74%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $81,546         $60,328     $91,698     $254,452     $168,193     $84,904
Ratio of Expenses to
  Average Net Assets             1.25% (1)       1.22%       1.18%        1.13%        1.14%       1.17%
Ratio of Net Investment
  (Loss) to Average Net
  Assets                        (1.08)% (1)     (1.06)%     (0.83)%      (0.82)%      (0.79)%     (1.03)%
Portfolio Turnover Rate         21.72% (2)      20.92%      25.47%       44.85%       64.12%      55.36%

(1)  ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                        MARCH 1, 1999
                                                                                       (COMMENCEMENT OF
                             SIX MONTHS                                                  OFFERING OF
                               ENDED                 YEAR ENDED OCTOBER 31,            N CLASS SHARES)
                           APRIL 30, 2003    --------------------------------------        THROUGH
                            (UNAUDITED)         2002          2001          2000       OCTOBER 31, 1999
                           --------------    ----------    ----------    ----------    ----------------
Net Asset Value per
  Share, Beginning of
  Period                      $  7.69         $ 10.05       $ 28.01       $ 22.27          $ 16.07
                              -------         -------       -------       -------          -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss) (5)       (0.06)          (0.14)        (0.18)        (0.35)           (0.12)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 1.68           (2.22)       (16.86)         8.82             6.32
                              -------         -------       -------       -------          -------
Total from Investment
  Operations                     1.62           (2.36)       (17.04)         8.47             6.20
                              -------         -------       -------       -------          -------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                    --              --         (0.92)        (2.73)              --
                              -------         -------       -------       -------          -------
Net Asset Value per
  Share, End of Period        $  9.31         $  7.69       $ 10.05       $ 28.01          $ 22.27
                              =======         =======       =======       =======          =======
Total Return                    21.07% (4)     (23.41)%      (62.63)%       39.68%           38.58% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $46,187         $23,443       $23,018       $43,578          $ 2,367
Ratio of Expenses to
  Average Net Assets             1.62% (2)       1.62%         1.57%(3)      1.48%(3)         1.47% (2)(3)
Ratio of Net Investment
  (Loss) to Average Net
  Assets                        (1.45)% (2)     (1.46)%       (1.22)%       (1.15)%          (0.92)% (2)
Portfolio Turnover Rate         21.72% (4)      20.92%        25.47%        44.85%           64.12% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 1.57% (THE REIMBURSEMENT IS LESS THAN 0.01%) AND 1.53% FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000, RESPECTIVELY, AND 6.83% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
K CLASS
FINANCIAL HIGHLIGHTS

                                                    NOVEMBER 1, 2002
                                                    (COMMENCEMENT OF
                                                      OFFERING OF
                                                    K CLASS SHARES)
                                                        THROUGH
                                                     APRIL 30, 2003
                                                      (UNAUDITED)
                                                    ----------------
Net Asset Value per Share, Beginning of Period          $  7.80
                                                        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (5)                                 (0.05)
Net Realized and Unrealized Gain on Investments            1.70
                                                        -------
Total from Investment Operations                           1.65
                                                        -------
Net Asset Value per Share, End of Period                $  9.45
                                                        =======
Total Return                                              21.15% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                $    --(4)
Ratio of Expenses to Average Net Assets                    1.18% (2)(3)
Ratio of Net Investment Income to Average Net
  Assets                                                  (1.10)% (2)
Portfolio Turnover Rate                                   21.72% (1)

(1) FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 6,942.07% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                     YEAR ENDED OCTOBER 31,
                           APRIL 30, 2003  ---------------------------------------------------
                            (UNAUDITED)     2002 (3)      2001      2000      1999      1998
                           --------------  -----------  --------  --------  --------  --------
Net Asset Value per
  Share, Beginning of
  Period                      $  7.03        $  8.98    $ 15.17   $ 12.66   $ 10.53   $ 11.41
                              -------        -------    -------   -------   -------   -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (5)        0.19           0.44       0.44      0.40      0.41      0.37
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.63          (1.96)     (4.31)     3.63      2.56     (0.08)
                              -------        -------    -------   -------   -------   -------
Total from Investment
  Operations                     0.82          (1.52)     (3.87)     4.03      2.97      0.29
                              -------        -------    -------   -------   -------   -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             (0.18)         (0.43)     (0.48)    (0.45)    (0.34)    (0.42)
Distributions from Net
  Realized Gain                    --             --      (1.84)    (1.07)    (0.50)    (0.75)
                              -------        -------    -------   -------   -------   -------
Total Distributions             (0.18)            --      (2.32)    (1.52)    (0.84)    (1.17)
                              -------        -------    -------   -------   -------   -------
Net Asset Value per
  Share, End of Period        $  7.67        $  7.03    $  8.98   $ 15.17   $ 12.66   $ 10.53
                              =======        =======    =======   =======   =======   =======
Total Return                    11.84% (4)    (17.54)%   (28.37)%   33.59%    29.68%     2.69%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $85,705        $46,817    $51,388   $73,628   $49,830   $27,388
Ratio of Expenses to
  Average Net Assets             1.01% (1)      1.11%      1.04%     1.06%     1.03%     1.05%(2)
Ratio of Net Investment
  Income to Average Net
  Assets                         5.12% (1)      5.32%      4.05%     2.64%     3.53%     3.34%
Portfolio Turnover Rate         57.06% (4)    146.10%    169.18%   193.02%   150.91%   139.65%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND TO 1.05% OF NET ASSETS THROUGH DECEMBER 31, 1998. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.16% FOR THE YEAR ENDED OCTOBER 31, 1998.
(3) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.37% TO 5.32%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO DIVERSIFIED VALUE FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS                               YEAR ENDED              JANUARY 2, 1998
                               ENDED       DECEMBER 1, 2001          NOVEMBER 30,            (COMMENCEMENT OF
                           APRIL 30, 2003      THROUGH       ----------------------------   OPERATIONS) THROUGH
                            (UNAUDITED)    OCTOBER 31, 2002  2001 (7)  2000 (7)  1999 (7)  NOVEMBER 30, 1998 (7)
                           --------------  ----------------  --------  --------  --------  ---------------------
Net Asset Value per
  Share, Beginning of
  Period                       $ 8.23           $10.16        $10.21    $ 9.31    $ 8.70          $  9.12
                               ------           ------        ------    ------    ------          -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income            0.01(5)          0.07(5)       0.02      0.06      0.09             0.08
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.22            (1.99)        (0.04)     0.89      0.61            (0.45)
                               ------           ------        ------    ------    ------          -------
Total from Investment
  Operations                     0.23            (1.92)        (0.02)     0.95      0.70            (0.37)
                               ------           ------        ------    ------    ------          -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             (0.07)           (0.01)        (0.03)    (0.05)    (0.09)           (0.05)
                               ------           ------        ------    ------    ------          -------
Net Asset Value per
  Share, End of Period         $ 8.39           $ 8.23        $10.16    $10.21    $ 9.31          $  8.70
                               ======           ======        ======    ======    ======          =======
Total Return                     2.79% (4)      (18.87)% (1)   (0.29)%   10.21%     8.14%           (4.08)% (6)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)               $5,674           $3,888        $5,098    $6,305    $8,343          $12,044
Ratio of Expenses to
  Average Net Assets (3)         1.21% (2)        0.67% (2)     1.22%     1.22%     1.22%            1.11% (6)
Ratio of Net Investment
  Income to Average Net
  Assets                         0.30% (2)        0.76% (2)     0.20%     0.51%     0.96%            0.85% (6)
Portfolio Turnover Rate         20.93% (4)       32.26% (1)       34%       83%       52%              67% (6)

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.43% FOR THE SIX MONTHS ENDED APRIL 30, 2003, 3.21% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002, 3.04%, 2.88% AND 2.41% FOR THE YEARS ENDED NOVEMBER 30, 2001, 2000 AND 1999, RESPECTIVELY, AND 1.77% FOR THE PERIOD JANUARY 2, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH NOVEMBER 30, 1998.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6)  NOT ANNUALIZED.
(7) REFLECTS THE A CLASS OF THE FORMER SG COWEN LARGE CAP VALUE FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FOCUSED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                   MARCH 1, 2001
                                       SIX MONTHS                  (COMMENCEMENT
                                         ENDED       YEAR ENDED    OF OPERATIONS)
                                     APRIL 30, 2003  OCTOBER 31,      THROUGH
                                      (UNAUDITED)       2002      OCTOBER 31, 2001
                                     --------------  -----------  ----------------
Net Asset Value per Share,
Beginning of Period                      $ 7.50        $ 8.80          $10.00
                                         ------        ------          ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss) (5)           0.01          0.01           (0.03)
Net Realized and Unrealized Gain
  (Loss)
  on Investments                           0.07         (1.31)          (1.17)
                                         ------        ------          ------
Total from Investment Operations           0.08         (1.30)          (1.20)
                                         ------        ------          ------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                  (0.02)           --              --
                                         ------        ------          ------
Net Asset Value per Share, End of
  Period                                 $ 7.56        $ 7.50          $ 8.80
                                         ======        ======          ======
Total Return                               1.06% (4)   (14.77)%        (12.00)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                             $  792        $  784          $  919
Ratio of Expenses to Average Net
  Assets (3)                               1.40% (2)     1.38%           1.49% (2)
Ratio of Net Investment Income
  (Loss) to Average Net Assets             0.31% (2)     0.06%          (0.44)% (2)
Portfolio Turnover Rate                   34.44% (4)    71.03%          83.29% (1)

(1) FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSE OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 6.20% FOR THE SIX MONTHS ENDED APRIL 30, 2003, 6.93% FOR THE YEAR ENDED OCTOBER 31, 2002 AND 10.29% FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO GROWTH INSIGHTS FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                      DECEMBER 1, 2000
                                       SIX MONTHS                      (COMMENCEMENT
                                         ENDED         YEAR ENDED      OF OPERATIONS)
                                     APRIL 30, 2003    OCTOBER 31,        THROUGH
                                      (UNAUDITED)         2002        OCTOBER 31, 2001
                                     --------------    -----------    ----------------
Net Asset Value per Share,
  Beginning of Period                    $ 4.65          $  6.36          $ 10.00
                                         ------          -------          -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss) (5)                 (0.03)           (0.09)           (0.10)
Net Realized and Unrealized Gain
  (Loss) on Investments                    0.43            (1.62)           (3.54)
                                         ------          -------          -------
Total from Investment Operations           0.40            (1.71)           (3.64)
                                         ------          -------          -------
Net Asset Value per Share, End of
  Period                                 $ 5.05          $  4.65          $  6.36
                                         ======          =======          =======
Total Return                               8.60% (4)      (26.89)%         (36.40)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                             $1,404          $ 1,953          $ 3,015
Ratio of Expenses to Average Net
  Assets (3)                               1.74% (2)        1.66%            1.60% (2)
Ratio of Net Investment (Loss) to
  Average Net Assets                      (1.28)% (2)      (1.39)%          (1.32)% (2)
Portfolio Turnover Rate                   21.42% (4)      167.56%          138.34% (1)

(1) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 3.43% FOR THE SIX MONTHS ENDED APRIL 30, 2003, 2.83% FOR THE YEAR ENDED OCTOBER 31, 2002 AND 4.63% FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING FOR THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO INCOME + GROWTH FUND
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED           DECEMBER 1, 2001                      YEAR ENDED NOVEMBER 30,
                           APRIL 30, 2003          THROUGH           --------------------------------------------------------
                            (UNAUDITED)        OCTOBER 31, 2002       2001 (6)       2000 (6)       1999 (6)       1998 (6)
                           --------------      ----------------      -----------    -----------    -----------    -----------
Net Asset Value per
  Share, Beginning of
  Period                      $  8.92              $ 10.63             $ 10.40        $  8.35        $  9.19        $ 10.83
                              -------              -------             -------        -------        -------        -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income            0.05(5)              0.11(5)             0.10           0.13           0.19           0.22
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.30                (1.27)               0.58           2.44          (0.28)          0.14
                              -------              -------             -------        -------        -------        -------
Total from Investment
  Operations                     0.35                (1.16)               0.68           2.57          (0.09)          0.36
                              -------              -------             -------        -------        -------        -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             (0.07)               (0.11)              (0.12)         (0.15)         (0.20)         (0.22)
Distributions from Net
  Realized Gain                 (0.91)               (0.44)              (0.33)         (0.37)         (0.55)         (1.78)
                              -------              -------             -------        -------        -------        -------
Total Distributions             (0.98)               (0.55)              (0.45)         (0.52)         (0.75)         (2.00)
                              -------              -------             -------        -------        -------        -------
Net Asset Value per
  Share, End of Period        $  8.29              $  8.92             $ 10.63        $ 10.40        $  8.35        $  9.19
                              =======              =======             =======        =======        =======        =======
Total Return                     3.95% (4)          (11.48)% (1)          6.72%         33.04%          3.98%         (1.12)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $27,151              $26,718             $34,578        $34,657        $34,116        $44,643
Ratio of Expenses to
  Average Net Assets             1.33% (2)(3)         1.15% (2)(3)        1.43%          1.36%          1.33%          1.20%(3)
Ratio of Net Investment
  Income to Average Net
  Assets                         1.19% (2)            1.18% (2)           0.98%          1.45%          2.18%          2.22%
Portfolio Turnover Rate         17.24% (4)           60.23% (1)              1%            73%            71%            62%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.48% FOR THE SIX MONTHS ENDED APRIL 30, 2003, 1.53% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND 1.25% FOR THE YEAR ENDED NOVEMBER 30, 1998.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6) REFLECTS THE A CLASS OF THE FORMER SG COWEN INCOME + GROWTH FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

86
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                                                                          [ICON]

--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                                                                                         JUNE 3, 1998
                             SIX MONTHS                                                                 (COMMENCEMENT
                               ENDED                          YEAR ENDED OCTOBER 31,                    OF OPERATIONS)
                           APRIL 30, 2003      ----------------------------------------------------        THROUGH
                            (UNAUDITED)           2002          2001          2000          1999       OCTOBER 31, 1998
                           --------------      ----------    ----------    ----------    ----------    ----------------
Net Asset Value per
  Share, Beginning of
  Period                       $ 6.71           $  8.63       $ 17.97       $ 16.58       $ 11.18           $10.00
                               ------           -------       -------       -------       -------           ------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss) (5)       (0.01)            (0.04)        (0.09)        (0.09)        (0.09)              --
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.62             (1.88)        (7.85)         2.42          6.00             1.18
                               ------           -------       -------       -------       -------           ------
Total from Investment
  Operations                     0.61             (1.92)        (7.94)         2.33          5.91             1.18
                               ------           -------       -------       -------       -------           ------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                    --                --         (1.40)        (0.94)        (0.51)              --
                               ------           -------       -------       -------       -------           ------
Net Asset Value per
  Share, End of Period         $ 7.32           $  6.71       $  8.63       $ 17.97       $ 16.58           $11.18
                               ======           =======       =======       =======       =======           ======
Total Return                     9.24% (4)       (22.25)%      (47.53)%       13.97%        54.59%           11.80% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)               $3,675           $ 7,138       $12,889       $26,247       $23,164           $7,800
Ratio of Expenses to
  Average Net Assets             1.55% (2)(3)      1.49%(3)      1.45%(3)      1.04%         1.30%            0.91% (2)(3)
Ratio of Net Investment
  (Loss) to Average Net
  Assets                        (0.32)% (2)       (0.52)%       (0.84)%       (0.46)%       (0.64)%          (0.07)% (2)
Portfolio Turnover Rate         48.35% (4)        33.31%       134.42%       113.62%        78.02%           50.76% (1)

(1) FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 2.00% FOR THE SIX MONTHS ENDED APRIL 30, 2003, 1.79% AND 1.51% FOR THE YEARS ENDED OCTOBER 31, 2002 AND 2001, RESPECTIVELY, AND 2.53% FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

87
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--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                 MARCH 1, 1999
                                                                                (COMMENCEMENT OF
                             SIX MONTHS                                           OFFERING OF
                               ENDED              YEAR ENDED OCTOBER 31,        N CLASS SHARES)
                           APRIL 30, 2003    ---------------------------------      THROUGH
                            (UNAUDITED)        2002        2001        2000     OCTOBER 31, 1999
                           --------------    ---------  ----------  ----------  ----------------
Net Asset Value per
  Share, Beginning of
  Period                       $ 6.69         $ 8.60     $ 17.91     $ 16.60         $13.70
                               ------         ------     -------     -------         ------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss) (5)       (0.01)         (0.04)      (0.09)      (0.17)         (0.08)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.63          (1.87)      (7.82)       2.42           2.98
                               ------         ------     -------     -------         ------
Total from Investment
  Operations                     0.62          (1.91)      (7.91)       2.25           2.90
                               ------         ------     -------     -------         ------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                    --             --       (1.40)      (0.94)            --
                               ------         ------     -------     -------         ------
Net Asset Value per
  Share, End of Period         $ 7.31         $ 6.69     $  8.60     $ 17.91         $16.60
                               ======         ======     =======     =======         ======
Total Return                     9.27% (4)    (22.21)%    (47.55)%     13.58%         21.17% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)               $3,277         $  204     $   249     $   317         $   86
Ratio of Expenses to
  Average Net Assets (3)         1.57% (2)      1.49%       1.45%       1.40%          1.46% (2)
Ratio of Net Investment
  (Loss) to Average Net
  Assets                        (0.23)% (2)    (0.48)%     (0.82)%     (0.86)%        (0.74)% (2)
Portfolio Turnover Rate         48.35% (4)     33.31%     134.42%     113.62%         78.02% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 9.12% FOR THE SIX MONTHS ENDED APRIL 30, 2003, 20.77%, 14.46% AND 13.96% FOR THE YEARS ENDED OCTOBER 31, 2002, 2001 AND 2000, RESPECTIVELY, AND 392.27% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                          [ICON]

--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                                                                                JUNE 3, 1998
                             SIX MONTHS                                                        (COMMENCEMENT
                               ENDED                    YEAR ENDED OCTOBER 31,                 OF OPERATIONS)
                           APRIL 30, 2003  -------------------------------------------------      THROUGH
                            (UNAUDITED)       2002         2001         2000         1999     OCTOBER 31, 1998
                           --------------  -----------  -----------  -----------  ----------  ----------------
Net Asset Value per
  Share, Beginning of
  Period                      $  9.75       $  10.99     $  14.12     $  11.82     $ 10.12         $10.00
                              -------       --------     --------     --------     -------         ------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (5)        0.05           0.09         0.08         0.10        0.09           0.04
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.20          (1.25)       (3.12)        2.31        1.66           0.08
                              -------       --------     --------     --------     -------         ------
Total from Investment
  Operations                     0.25          (1.16)       (3.04)        2.41        1.75           0.12
                              -------       --------     --------     --------     -------         ------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             (0.10)         (0.08)       (0.09)       (0.11)      (0.05)            --
                              -------       --------     --------     --------     -------         ------
Net Asset Value per
  Share, End of Period        $  9.90       $   9.75     $  10.99     $  14.12     $ 11.82         $10.12
                              =======       ========     ========     ========     =======         ======
Total Return                     2.57% (4)    (10.68)%     (21.62)%      20.46%      17.30%          1.20% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $81,835       $112,716     $137,425     $134,388     $66,234         $7,505
Ratio of Expenses to
  Average Net Assets             0.79% (2)      0.72%        0.72%        0.79%       0.85%          0.55% (2)(3)
Ratio of Net Investment
  Income to Average Net
  Assets                         0.97% (2)      0.80%        0.67%        0.75%       0.79%          1.04% (2)
Portfolio Turnover Rate         28.90% (4)     57.35%       82.83%      108.54%     142.36%         83.84% (1)

(1) FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.48% FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                MARCH 1, 1999
                                                                               (COMMENCEMENT OF
                             SIX MONTHS                                          OFFERING OF
                               ENDED             YEAR ENDED OCTOBER 31,        N CLASS SHARES)
                           APRIL 30, 2003  ----------------------------------      THROUGH
                            (UNAUDITED)       2002        2001        2000     OCTOBER 31, 1999
                           --------------  ----------  ----------  ----------  ----------------
Net Asset Value per
  Share, Beginning of
  Period                       $ 9.72       $ 10.95     $ 14.10     $ 11.79        $ 11.07
                               ------       -------     -------     -------        -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (6)        0.01          0.01          --(5)     0.02           0.06
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.21         (1.24)      (3.12)       2.34           0.66
                               ------       -------     -------     -------        -------
Total from Investment
  Operations                     0.22         (1.23)      (3.12)       2.36           0.72
                               ------       -------     -------     -------        -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             (0.04)           --       (0.03)      (0.05)            --
                               ------       -------     -------     -------        -------
Net Asset Value per
  Share, End of Period         $ 9.90       $  9.72     $ 10.95     $ 14.10        $ 11.79
                               ======       =======     =======     =======        =======
Total Return                     2.26% (4)   (11.23)%    (22.19)%     20.04%          6.51% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)               $3,088       $ 2,885     $ 2,631     $ 3,829        $    58
Ratio of Expenses to
  Average Net Assets (3)         1.40% (2)     1.38%       1.40%       1.28%          1.46% (2)
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets             0.31% (2)     0.13%      (0.01)%      0.13%          0.71% (2)
Portfolio Turnover Rate         28.90% (4)    57.35%      82.83%     108.54%        142.36% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.55% FOR THE SIX MONTHS ENDED APRIL 30, 2003, 2.32%, 1.90% AND 5.05% FOR THE YEARS ENDED OCTOBER 31, 2002, 2001 AND 2000, RESPECTIVELY, AND 163.61% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  AMOUNT ROUNDS TO LESS THAN $0.01.
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                          [ICON]

--------------------------------------------------------------------------------
K CLASS
FINANCIAL HIGHLIGHTS

                                                    NOVEMBER 1, 2002
                                                    (COMMENCEMENT OF
                                                      OFFERING OF
                                                    K CLASS SHARES)
                                                        THROUGH
                                                     APRIL 30, 2003
                                                      (UNAUDITED)
                                                    ----------------

Net Asset Value per Share, Beginning of Period           $ 9.75
                                                         ------
(LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (5)                                 (0.05)
Net Realized and Unrealized Gain on Investments            0.20
                                                         ------
Total from Investment Operations                           0.15
                                                         ------
Net Asset Value per Share, End of Period                 $ 9.90
                                                         ======
Total Return                                               1.54% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                 $   --(4)
Ratio of Expenses to Average Net Assets                    2.81% (2)(3)
Ratio of Net Investment Income to Average Net
  Assets                                                  (1.12)% (2)
Portfolio Turnover Rate                                   28.90% (1)

(1) FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 7,582.80% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED           DECEMBER 1, 2001                    YEAR ENDED NOVEMBER 30,
                           APRIL 30, 2003          THROUGH         --------------------------------------------------------
                            (UNAUDITED)        OCTOBER 31, 2002     2001 (6)       2000 (6)       1999 (6)       1998 (6)
                           --------------      ----------------    -----------    -----------    -----------    -----------
Net Asset Value per
  Share, Beginning of
  Period                      $  8.70              $ 10.41           $  9.30        $ 7.03         $ 5.91         $  9.63
                              -------              -------           -------        ------         ------         -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss)           (0.01) (5)           (0.03) (5)        (0.03)        (0.02)         (0.02)          (0.02)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.35                (1.07)             1.43          2.29           1.14           (2.00)
                              -------              -------           -------        ------         ------         -------
Total from Investment
  Operations                     0.34                (1.10)             1.40          2.27           1.12           (2.02)
                              -------              -------           -------        ------         ------         -------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                    --                (0.61)            (0.29)           --             --           (1.70)
                              -------              -------           -------        ------         ------         -------
Net Asset Value per
  Share, End of Period        $  9.04              $  8.70           $ 10.41        $ 9.30         $ 7.03         $  5.91
                              =======              =======           =======        ======         ======         =======
Total Return                     3.91% (4)          (11.36)% (1)       15.38%        32.32%         19.04%         (24.71)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $16,439              $15,150           $10,055        $8,631         $9,339         $19,951
Ratio of Expenses to
  Average Net Assets             1.27% (2)(3)         1.15% (2)(3)      1.27%         1.30%          1.27%           1.14%(3)
Ratio of Net Investment
  (Loss) to Average Net
  Assets                        (0.28)% (2)          (0.27)% (2)       (0.35)%       (0.21)%        (0.35)%         (0.34)%
Portfolio Turnover Rate         25.38% (4)           41.83% (1)          111%          164%           150%            124%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.31% FOR THE SIX MONTHS ENDED APRIL 30, 2003, 1.31% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND 1.15% FOR THE YEAR ENDED NOVEMBER 30, 1998.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6) REFLECTS THE I CLASS OF THE FORMER SG COWEN OPPORTUNITY FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                          [ICON]

--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED           DECEMBER 1, 2001                    YEAR ENDED NOVEMBER 30,
                           APRIL 30, 2003          THROUGH         --------------------------------------------------------
                            (UNAUDITED)        OCTOBER 31, 2002     2001 (6)       2000 (6)       1999 (6)       1998 (6)
                           --------------      ----------------    -----------    -----------    -----------    -----------
Net Asset Value per
  Share, Beginning of
  Period                      $  8.69              $ 10.43           $  9.38        $  7.11        $  6.00        $  9.83
                              -------              -------           -------        -------        -------        -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss)           (0.02) (5)           (0.04) (5)        (0.08)         (0.05)         (0.04)         (0.05)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.34                (1.09)             1.43           2.32           1.15          (2.03)
                              -------              -------           -------        -------        -------        -------
Total from Investment
  Operations                     0.32                (1.13)             1.35           2.27           1.11          (2.08)
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                    --                (0.61)            (0.30)            --             --          (1.75)
                              -------              -------           -------        -------        -------        -------
Net Asset Value per
  Share, End of Period        $  9.01              $  8.69           $ 10.43        $  9.38        $  7.11        $  6.00
                              =======              =======           =======        =======        =======        =======
Total Return                     3.68% (4)          (11.46)% (1)       14.75%         31.88%         18.61%        (24.89)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $18,620              $19,551           $20,428        $19,700        $19,787        $27,978
Ratio of Expenses to
  Average Net Assets             1.48% (2)(3)         1.31% (2)(3)      1.59%          1.61%          1.59%          1.46%(3)
Ratio of Net Investment
  (Loss) to Average Net
  Assets                        (0.49)% (2)          (0.43)% (2)       (0.68)%        (0.52)%        (0.67)%        (0.67)%
Portfolio Turnover Rate         25.38% (4)           41.83% (1)          111%           164%           150%           124%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.82% FOR THE SIX MONTHS ENDED APRIL 30, 2003, 1.78% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND 1.47% FOR THE YEAR ENDED NOVEMBER 30, 1998.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6) REFLECTS THE A CLASS OF THE FORMER SG COWEN OPPORTUNITY FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
K CLASS
FINANCIAL HIGHLIGHTS

                                                    NOVEMBER 1, 2002
                                                    (COMMENCEMENT OF
                                                      OFFERING OF
                                                    K CLASS SHARES)
                                                        THROUGH
                                                     APRIL 30, 2003
                                                      (UNAUDITED)
                                                    ----------------

Net Asset Value per Share, Beginning of Period           $ 8.70
                                                         ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (5)                                 (0.01)
Net Realized and Unrealized Gain on Investments            0.35
                                                         ------
Total from Investment Operations                           0.34
                                                         ------
Net Asset Value per Share, End of Period                 $ 9.04
                                                         ======
Total Return                                               3.91% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                 $   --(4)
Ratio of Expenses to Average Net Assets                    1.14% (2)(3)
Ratio of Net Investment Income to Average Net
  Assets                                                  (0.27)% (2)
Portfolio Turnover Rate                                   25.38% (1)

(1) FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 7,603.45% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT EQUITIES FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                            YEAR ENDED OCTOBER 31,
                           APRIL 30, 2003    -------------------------------------------------------------
                            (UNAUDITED)        2002         2001         2000         1999         1998
                           --------------    ---------    ---------    ---------    ---------    ---------
Net Asset Value per
  Share, Beginning of
  Period                     $    11.73      $  14.45     $  25.68     $  20.69     $  16.89     $  19.29
                             ----------      --------     --------     --------     --------     --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss) (4)         (0.03)        (0.08)       (0.09)       (0.08)       (0.07)       (0.02)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                   1.44         (2.64)       (9.82)        5.99         6.32         3.38
                             ----------      --------     --------     --------     --------     --------
Total from Investment
  Operations                       1.41         (2.72)       (9.91)        5.91         6.25         3.36
                             ----------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                      --            --        (1.32)       (0.92)       (2.45)       (5.76)
                             ----------      --------     --------     --------     --------     --------
Net Asset Value per
  Share, End of Period       $    13.14      $  11.73     $  14.45     $  25.68     $  20.69     $  16.89
                             ==========      ========     ========     ========     ========     ========
Total Return                      12.02%(3)    (18.82)%     (40.36)%      29.38%       42.12%       23.83%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)             $1,151,437      $983,646     $787,637     $607,897     $288,546     $184,865
Ratio of Expenses to
  Average Net Assets               0.88%(1)      0.86%        0.87%        0.85%(2)     0.88%        0.86%
Ratio of Net Investment
  (Loss) to Average Net
  Assets                          (0.48)%(1)    (0.56)%      (0.52)%      (0.31)%      (0.39)%      (0.14)%
Portfolio Turnover Rate           15.75%(3)      3.31%       12.25%       52.37%       48.29%      103.51%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.86% FOR THE YEAR ENDED OCTOBER 31, 2000.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT EQUITIES FUND
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                        MARCH 1, 1999
                                                                                       (COMMENCEMENT OF
                             SIX MONTHS                                                  OFFERING OF
                               ENDED                 YEAR ENDED OCTOBER 31,            N CLASS SHARES)
                           APRIL 30, 2003    --------------------------------------        THROUGH
                            (UNAUDITED)         2002          2001          2000       OCTOBER 31, 1999
                           --------------    ----------    ----------    ----------    ----------------
Net Asset Value per
  Share, Beginning of
  Period                      $  11.59        $  14.32      $  25.56      $  20.67         $ 17.62
                              --------        --------      --------      --------         -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss) (5)        (0.05)          (0.12)        (0.15)        (0.16)          (0.07)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                  1.42           (2.61)        (9.77)         5.97            3.12
                              --------        --------      --------      --------         -------
Total from Investment
  Operations                      1.37           (2.73)        (9.92)         5.81            3.05
                              --------        --------      --------      --------         -------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                     --              --         (1.32)        (0.92)             --
                              --------        --------      --------      --------         -------
Net Asset Value per
  Share, End of Period        $  12.96        $  11.59      $  14.32      $  25.56         $ 20.67
                              ========        ========      ========      ========         =======
Total Return                     11.82% (4)     (19.06)%      (40.58)%       28.92%          17.31% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $417,396        $281,539      $191,638      $156,804         $19,111
Ratio of Expenses to
  Average Net Assets              1.23% (2)       1.18%         1.20%         1.17%           1.46% (2)(3)
Ratio of Net Investment
  (Loss) to Average Net
  Assets                         (0.85)%(2)      (0.88)%       (0.84)%       (0.64)%         (0.53)% (2)
Portfolio Turnover Rate          15.75% (4)       3.31%        12.25%        52.37%          48.29% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.66% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT EQUITIES FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
K CLASS
FINANCIAL HIGHLIGHTS

                                                                     AUGUST 6, 2001
                                                                    (COMMENCEMENT OF
                                       SIX MONTHS                     OFFERING OF
                                         ENDED         YEAR ENDED   K CLASS SHARES)
                                     APRIL 30, 2003    OCTOBER 31,      THROUGH
                                      (UNAUDITED)         2002      OCTOBER 31, 2001
                                     --------------    -----------  ----------------

Net Asset Value per Share,
  Beginning of Period                    $11.73          $ 14.45        $ 17.36
                                         ------          -------        -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss) (6)                 (0.01)           (0.07)         (0.02)
Net Realized and Unrealized Gain
  (Loss) on Investments                    1.42            (2.65)         (2.89)
                                         ------          -------        -------
Total from Investment Operations           1.41            (2.72)         (2.91)
                                         ------          -------        -------
Net Asset Value per Share, End of
  Period                                 $13.14          $ 11.73        $ 14.45
                                         ======          =======        =======
Total Return                              12.02% (4)      (18.82)%       (16.76)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                             $   --(5)       $    --(5)     $    --(5)
Ratio of Expenses to Average Net
  Assets (3)                               0.49% (2)        1.53%          1.46% (2)
Ratio of Net Investment Income to
  Average Net Assets                      (0.17)% (2)      (0.47)%        (0.45)% (2)
Portfolio Turnover Rate                   15.75% (4)        3.31%         12.25% (1)

(1) FOR THE PERIOD AUGUST 6, 2001 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 12,087.81% FOR THE SIX MONTHS ENDED APRIL 30, 2003, 9,126.31% FOR THE YEAR ENDED OCTOBER 31, 2002 AND 8,797.65% FOR THE PERIOD AUGUST 6, 2001 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2001.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                             YEAR ENDED OCTOBER 31,
                           APRIL 30, 2003    --------------------------------------------------------------
                            (UNAUDITED)         2002        2001         2000         1999         1998
                           --------------    ----------  -----------  -----------  -----------  -----------
Net Asset Value per
  Share, Beginning of
  Period                      $ 10.23         $ 15.28     $  37.71     $  30.81     $  16.48     $  18.74
                              -------         -------     --------     --------     --------     --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss) (3)       (0.06)          (0.16)       (0.15)       (0.32)       (0.22)       (0.18)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.39           (4.89)      (21.54)        9.29        14.82        (0.90)
                              -------         -------     --------     --------     --------     --------
Total from Investment
  Operations                     0.33           (5.05)      (21.69)        8.97        14.60        (1.08)
                              -------         -------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                    --              --        (0.74)       (2.07)       (0.27)       (1.18)
                              -------         -------     --------     --------     --------     --------
Net Asset Value per
  Share, End of Period        $ 10.56         $ 10.23     $  15.28     $  37.71     $  30.81     $  16.48
                              =======         =======     ========     ========     ========     ========
Total Return                     3.23% (2)     (33.05)%     (58.44)%      28.91%       89.63%       (5.98)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $68,527         $71,362     $143,672     $375,377     $240,792     $116,050
Ratio of Expenses to
  Average Net Assets             1.36% (1)       1.19%        1.14%        1.12%        1.14%        1.13%
Ratio of Net Investment
  (Loss) to Average Net
  Assets                        (1.25)% (1)     (1.09)%      (0.64)%      (0.74)%      (0.94)%      (0.95)%
Portfolio Turnover Rate         26.64% (2)      29.01%       29.24%       50.94%       74.52%       63.67%

(1)  ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP GROWTH FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                        MARCH 1, 1999
                                                                                       (COMMENCEMENT OF
                             SIX MONTHS                                                  OFFERING OF
                               ENDED                 YEAR ENDED OCTOBER 31,            N CLASS SHARES)
                           APRIL 30, 2003    --------------------------------------        THROUGH
                            (UNAUDITED)         2002          2001          2000       OCTOBER 31, 1999
                           --------------    ----------    ----------    ----------    ----------------
Net Asset Value per
  Share, Beginning of
  Period                      $ 10.13         $ 15.16       $ 37.54       $ 30.74           $20.62
                              -------         -------       -------       -------           ------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss) (5)       (0.07)          (0.19)        (0.21)        (0.43)           (0.20)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.38           (4.84)       (21.43)         9.30            10.32
                              -------         -------       -------       -------           ------
Total from Investment
  Operations                     0.31           (5.03)       (21.64)         8.87            10.12
                              -------         -------       -------       -------           ------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                    --              --         (0.74)        (2.07)              --
                              -------         -------       -------       -------           ------
Net Asset Value per
  Share, End of Period        $ 10.44         $ 10.13       $ 15.16       $ 37.54           $30.74
                              =======         =======       =======       =======           ======
Total Return                     3.06% (4)     (33.22)%      (58.54)%       28.56%           49.08% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $63,184         $52,656       $72,209       $92,621           $  671
Ratio of Expenses to
  Average Net Assets             1.57% (2)       1.47%         1.44%         1.42%(3)         1.53% (2)(3)
Ratio of Net Investment
  (Loss) to Average Net
  Assets                        (1.46)% (2)     (1.37)%       (0.95)%       (1.02)%          (1.15)% (2)
Portfolio Turnover Rate         26.64% (4)      29.01%        29.24%        50.94%           74.52% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.44% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 35.14% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
K CLASS
FINANCIAL HIGHLIGHTS

                                                    NOVEMBER 1, 2002
                                                    (COMMENCEMENT OF
                                                      OFFERING OF
                                                    K CLASS SHARES)
                                                        THROUGH
                                                     APRIL 30, 2003
                                                      (UNAUDITED)
                                                    ----------------

Net Asset Value per Share, Beginning of Period           $10.23
                                                         ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (5)                                 (0.06)
Net Realized and Unrealized Gain on Investments            0.39
                                                         ------
Total from Investment Operations                           0.33
                                                         ------
Net Asset Value per Share, End of Period                 $10.56
                                                         ======
Total Return                                               3.23% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                 $   --(4)
Ratio of Expenses to Average Net Assets                    1.23% (2)(3)
Ratio of Net Investment Income to Average Net
  Assets                                                  (1.23)% (2)
Portfolio Turnover Rate                                   26.64% (1)

(1) FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 7,635.26% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP VALUE FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                                                              JUNE 14, 2000
                                  SIX MONTHS            YEAR ENDED            (COMMENCEMENT
                                    ENDED               OCTOBER 31,           OF OPERATIONS)
                                APRIL 30, 2003    -----------------------        THROUGH
                                 (UNAUDITED)         2002         2001       OCTOBER 31, 2000
                                --------------    ----------    ---------    ----------------

Net Asset Value per Share,
  Beginning of Period              $  8.43         $ 10.99       $10.97           $10.00
                                   -------         -------       ------           ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss) (6)            (0.05)          (0.13)       (0.10)              --
Net Realized and Unrealized
  Gain (Loss) on Investments          1.03           (2.40)        0.36             0.97
                                   -------         -------       ------           ------
Total from Investment
  Operations                          0.98           (2.53)        0.26             0.97
                                   -------         -------       ------           ------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                         --           (0.03)       (0.24)              --
                                   -------         -------       ------           ------
Net Asset Value per Share, End
  of Period                        $  9.41         $  8.43       $10.99           $10.97
                                   =======         =======       ======           ======
Total Return                         11.63% (4)     (23.12)%       2.43%            9.70% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                       $22,153         $11,688       $4,174           $1,078
Ratio of Expenses to Average
  Net Assets (3)                      1.56% (2)       1.56%        1.58%            1.55% (2)
Ratio of Net Investment (Loss)
  to Average Net Assets              (1.11)% (2)     (1.14)%      (0.85)%             --% (2)(5)
Portfolio Turnover Rate              39.70% (4)      72.35%       77.09%           32.18% (1)

(1) FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.59% FOR THE SIX MONTHS ENDED APRIL 30, 2003, 1.89% AND 6.09% FOR THE YEARS ENDED OCTOBER 31, 2002 AND 2001 AND 7.52% FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS IS LESS THAN 0.01%.
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                              MAY 1, 2002
                                                            (COMMENCEMENT OF
                                            SIX MONTHS        OFFERING OF
                                              ENDED         N CLASS SHARES)
                                          APRIL 30, 2003        THROUGH
                                           (UNAUDITED)      OCTOBER 31, 2002
                                          --------------    ----------------

Net Asset Value per Share, Beginning of
  Period                                      $ 8.43            $ 14.11
                                              ------            -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss) (6)                      (0.06)             (0.05)
Net Realized and Unrealized Gain (Loss)
  on Investments                                1.04              (5.63)
                                              ------            -------
Total from Investment Operations                0.98              (5.68)
                                              ------            -------
Net Asset Value per Share, End of Period      $ 9.41            $  8.43
                                              ======            =======
Total Return                                   11.62% (4)        (40.26)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)      $   --(5)         $    --(5)
Ratio of Expenses to Average Net
  Assets (3)                                    1.58% (2)          1.48% (2)
Ratio of Net Investment (Loss) to
  Average Net Assets                           (1.43)% (2)        (0.89)% (2)
Portfolio Turnover Rate                        39.70% (4)         72.35% (1)

(1) FOR THE PERIOD MAY 1, 2002 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 13,335.42% FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND 10,222.16% FOR THE PERIOD MAY 1, 2002 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2002.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP VALUE FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
K CLASS
FINANCIAL HIGHLIGHTS

                                                    NOVEMBER 1, 2002
                                                    (COMMENCEMENT OF
                                                      OFFERING OF
                                                    K CLASS SHARES)
                                                        THROUGH
                                                     APRIL 30, 2003
                                                      (UNAUDITED)
                                                    ----------------

Net Asset Value per Share, Beginning of Period           $ 8.43
                                                         ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (5)                                 (0.05)
Net Realized and Unrealized Gain on Investments            1.03
                                                         ------
Total from Investment Operations                           0.98
                                                         ------
Net Asset Value per Share, End of Period                 $ 9.41
                                                         ======
Total Return                                              11.62% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                 $   --(4)
Ratio of Expenses to Average Net Assets                    1.52% (2)(3)
Ratio of Net Investment Income to Average Net
  Assets                                                  (1.14)% (2)
Portfolio Turnover Rate                                   39.70% (1)

(1) FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 7,046.16% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TECHNOLOGY FUND
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                      NOVEMBER 1, 2000
                                       SIX MONTHS                      (COMMENCEMENT
                                         ENDED         YEAR ENDED      OF OPERATIONS)
                                     APRIL 30, 2003    OCTOBER 31,        THROUGH
                                      (UNAUDITED)         2002        OCTOBER 31, 2001
                                     --------------    -----------    ----------------

Net Asset Value per Share,
  Beginning of Period                    $ 2.11          $  3.49          $ 10.00
                                         ------          -------          -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss) (4)                 (0.02)           (0.06)           (0.07)
Net Realized and Unrealized Gain
  (Loss) on Investments                    0.40            (1.32)           (6.44)
                                         ------          -------          -------
Total from Investment Operations           0.38            (1.38)           (6.51)
                                         ------          -------          -------
Net Asset Value per Share, End of
  Period                                 $ 2.49          $  2.11          $  3.49
                                         ======          =======          =======
Total Return                              18.01% (3)      (39.54)%         (65.10)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                             $  811          $   677          $   899
Ratio of Expenses to Average Net
  Assets (2)                               2.04% (1)        1.88%            1.70%
Ratio of Net Investment (Loss) to
  Average Net Assets                      (1.98)% (1)      (1.87)%          (1.27)%
Portfolio Turnover Rate                   14.49% (3)       66.34%           41.01%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 10.85% FOR THE SIX MONTHS ENDED APRIL 30, 2003, 12.93% FOR THE YEAR ENDED OCTOBER 31, 2002 AND 20.84% FOR THE PERIOD NOVEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                                                                                   NOVEMBER 3, 1997
                             SIX MONTHS                                                             (COMMENCEMENT
                               ENDED                       YEAR ENDED OCTOBER 31,                   OF OPERATIONS)
                           APRIL 30, 2003    --------------------------------------------------        THROUGH
                            (UNAUDITED)         2002          2001         2000         1999       OCTOBER 31, 1998
                           --------------    ----------    ----------    ---------    ---------    ----------------
Net Asset Value per
  Share, Beginning of
  Period                      $  13.05        $  15.94      $  14.87      $ 11.23      $  9.24         $ 10.00
                              --------        --------      --------      -------      -------         -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income
  (Loss) (4)                     (0.01)          (0.06)        (0.01)        0.05        (0.01)             --
Net Realized and
  Unrealized Gain (Loss)
  on Investments                  1.56           (2.67)         2.38         4.80         2.00           (0.75)
                              --------        --------      --------      -------      -------         -------
Total from Investment
  Operations                      1.55           (2.73)         2.37         4.85         1.99           (0.75)
                              --------        --------      --------      -------      -------         -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                 --              --         (0.06)          --           --           (0.01)
Distributions from Net
  Realized Gain                     --           (0.16)        (1.24)       (1.21)          --              --
                              --------        --------      --------      -------      -------         -------
Total Distributions                 --           (0.16)        (1.30)       (1.21)          --           (0.01)
                              --------        --------      --------      -------      -------         -------
Net Asset Value per
  Share, End of Period        $  14.60        $  13.05      $  15.94      $ 14.87      $ 11.23         $  9.24
                              ========        ========      ========      =======      =======         =======
Total Return                     11.88% (3)     (17.39)%       17.56%       47.19%       21.54%          (7.49)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $290,928        $274,297      $347,960      $58,644      $30,238         $28,634
Ratio of Expenses to
  Average Net Assets              1.02% (2)       0.95%         1.02%        1.15%        1.18%           1.16% (2)
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets             (0.17)%(2)      (0.34)%       (0.04)%       0.41%       (0.10)%          0.05% (2)
Portfolio Turnover Rate          30.17% (3)      84.85%        75.80%      137.41%      140.07%          97.30% (1)

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                      NOVEMBER 1, 2000
                                                                      (COMMENCEMENT OF
                                       SIX MONTHS                       OFFERING OF
                                         ENDED         YEAR ENDED     N CLASS SHARES)
                                     APRIL 30, 2003    OCTOBER 31,        THROUGH
                                      (UNAUDITED)         2002        OCTOBER 31, 2001
                                     --------------    -----------    ----------------

Net Asset Value per Share,
  Beginning of Period                   $ 12.99          $ 15.91          $ 14.85
                                        -------          -------          -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss) (4)                 (0.03)           (0.10)           (0.10)
Net Realized and Unrealized Gain
  (Loss) on Investments                    1.54            (2.66)            2.42
                                        -------          -------          -------
Total from Investment Operations           1.51            (2.76)            2.32
                                        -------          -------          -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                     --               --            (0.02)
Distributions from Net Realized
  Gain                                       --            (0.16)           (1.24)
                                        -------          -------          -------
Total Distributions                          --            (0.16)           (1.26)
                                        -------          -------          -------
Net Asset Value per Share, End of
  Period                                $ 14.50          $ 12.99          $ 15.91
                                        =======          =======          =======
Total Return                              11.62% (3)      (17.61)%          17.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                            $84,770          $82,884          $56,327
Ratio of Expenses to Average Net
  Assets                                   1.34% (1)        1.23%            1.49% (2)
Ratio of Net Investment (Loss) to
  Average Net Assets                      (0.49)% (1)      (0.62)%          (0.62)%
Portfolio Turnover Rate                   30.17% (3)       84.85%           75.80%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIALS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 1.62% FOR THE YEAR NOVEMBER 1, 2000 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2001.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
K CLASS
FINANCIAL HIGHLIGHTS

                                                    NOVEMBER 1, 2002
                                                    (COMMENCEMENT OF
                                                      OFFERING OF
                                                    K CLASS SHARES)
                                                        THROUGH
                                                     APRIL 30, 2003
                                                      (UNAUDITED)
                                                    ----------------

Net Asset Value per Share, Beginning of Period           $13.05
                                                         ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (5)                                 (0.01)
Net Realized and Unrealized Gain on Investments            1.56
                                                         ------
Total from Investment Operations                           1.55
                                                         ------
Net Asset Value per Share, End of Period                 $14.60
                                                         ======
Total Return                                              11.88% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                 $   --(4)
Ratio of Expenses to Average Net Assets                    0.94% (2)(3)
Ratio of Net Investment Income to Average Net
  Assets                                                  (0.10)% (2)
Portfolio Turnover Rate                                   30.17% (1)

(1) FOR THE PERIOD FROM NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIALS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 7,162.03% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC]

TCW GALILEO FUNDS
APRIL 30, 2003

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

MARC I. STERN
Director and Chairman of the Board

SAMUEL P. BELL
Director

RICHARD W. CALL
Director

MATTHEW K. FONG
Director

JOHN A. GAVIN
Director

PATRICK C. HADEN
Director

THOMAS E. LARKIN, JR.
Director

CHARLES A. PARKER
Director

ALVIN R. ALBE, JR.
President and Chief Executive Officer

CHARLES W. BALDISWIELER
Senior Vice President

MICHAEL E. CAHILL
Senior Vice President,
General Counsel and Assistant Secretary

DENNIS J. MCCARTHY
Senior Vice President

RON R. REDELL
Senior Vice President

PHILIP K. HOLL
Secretary and Associate General Counsel

HILARY G.D. LORD
Assistant Secretary

DAVID S. DEVITO
Treasurer and Chief Financial Officer

GEORGE WINN
Assistant Treasurer

INVESTMENT ADVISOR

TCW INVESTMENT MANAGEMENT COMPANY
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

CUSTODIAN & ADMINISTRATOR

INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC INC.
400 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

TCW BROKERAGE SERVICES
865 South Figueroa Street
Los Angeles, California 90017

INDEPENDENT AUDITORS

DELOITTE & TOUCHE, LLP
350 South Grand Avenue
Los Angeles, California 90071


GALsarEQ43003

ITEM 1.   REPORT TO STOCKHOLDERS.
          [Filed Herewith]

ITEM 2.   CODE OF ETHICS.  Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.  Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not applicable.

ITEM 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

          (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Galileo Funds, Inc.

By (Signature and Title)            /s/ Alvin R. Albe, Jr.
                                    ---------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                June 19, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Alvin R. Albe, Jr.
                                    ---------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                June 19, 2003

By (Signature and Title)            /s/ David S. DeVito
                                    ---------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                June 19, 2003